UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-7616
                                                     ---------------------

                  Nuveen Missouri Premium Income Municipal Fund
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Jessica R. Droeger
                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  (312) 917-7700
                                                           -------------------

                  Date of fiscal year end: May 31
                                           ------------------

                  Date of reporting period: May 31, 2005
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

ANNUAL REPORT May 31, 2005

Nuveen Investments
Municipal Closed-End
Exchange-Traded
Funds

                                NUVEEN CONNECTICUT PREMIUM INCOME MUNICIPAL FUND
                                                                             NTC

                            NUVEEN CONNECTICUT DIVIDEND ADVANTAGE MUNICIPAL FUND
                                                                             NFC

                          NUVEEN CONNECTICUT DIVIDEND ADVANTAGE MUNICIPAL FUND 2
                                                                             NGK

                          NUVEEN CONNECTICUT DIVIDEND ADVANTAGE MUNICIPAL FUND 3
                                                                             NGO

                              NUVEEN MASSACHUSETTS PREMIUM INCOME MUNICIPAL FUND
                                                                             NMT

                          NUVEEN MASSACHUSETTS DIVIDEND ADVANTAGE MUNICIPAL FUND
                                                                             NMB

                  NUVEEN INSURED MASSACHUSETTS TAX-FREE ADVANTAGE MUNICIPAL FUND
                                                                             NGX

                                   NUVEEN MISSOURI PREMIUM INCOME MUNICIPAL FUND
                                                                             NOM

Photo of: Man, woman and child at the beach.
Photo of: A child.

DEPENDABLE,
TAX-FREE INCOME BECAUSE
IT'S NOT WHAT YOU EARN,
IT'S WHAT YOU KEEP.(R)

Logo: NUVEEN Investments

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

Photo of: Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board

Chairman's
      LETTER TO SHAREHOLDERS

Once again, I am pleased to report that over the 12-month period covered by this report your Fund continued to provide you with monthly tax-free income and an attractive total return. For more details about the management strategy and performance of your Fund, please see the Portfolio Managers' Comments and Performance Overview sections of this report.

As I noted in my last letter to you, many market observers are wondering whether longer-term interest rates will soon begin to rise substantially, mirroring the rise that has taken place over the past year in shorter-term rates. If longer-term rates do begin to rise significantly, some have suggested that this would be a signal to begin adjusting your holdings of fixed-income investments.

Nobody knows what the market will do in the future. But from our experience, we do know that a well-balanced portfolio, structured and carefully monitored with the help of a trusted investment professional, can be an important component in helping you achieve your long-term financial goals. In fact, a well-diversified portfolio may actually help to reduce your overall


"IN FACT, A WELL-DIVERSIFIED PORTFOLIO MAY ACTUALLY HELP TO
REDUCE YOUR OVERALL INVESTMENT RISK OVER THE LONG TERM."


investment risk over the long term. That is one reason why we believe that a municipal bond investment like your Nuveen Fund can be an important building block in a comprehensive investment program designed to perform well in a variety of market conditions.

As in past reports, I urge you to consider receiving future Fund reports and other Fund information by e-mail and the Internet. Not only will you be able to receive the information faster, but this also may help lower your Fund's expenses. Sign up is quick and easy - see the inside front cover of this report for instructions.

You may have heard that in April, 2005, The St. Paul Travelers Companies, Inc., which owned 79% of Nuveen Investments, Inc. (the parent of your Fund's investment adviser) completed a public offering of a substantial portion of its equity stake in Nuveen. At the same time, St. Paul Travelers also entered into agreements to sell the balance of its shares in Nuveen to us or to others at a future date.

These transactions had, and will have, no impact on the investment objectives or management of your Fund. However, taken as a whole they are considered to be an "assignment" of your Fund's investment management agreement. This means that you and your fellow Fund shareholders will be asked to formally approve the continuation of your Fund's management contract with Nuveen. We recently sent you more information about this process. Be sure to read the information carefully and return your completed proxy form by the date indicated.

At Nuveen Investments, our mission continues to be to assist you and your financial advisor by offering investment services and products that can help you to secure your financial objectives. We are grateful that you have chosen us as a partner as you pursue your financial goals, and we look forward to continuing to earn your trust in the months and years ahead.

Sincerely,


/s/ Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board

July 15, 2005

Nuveen Investments Municipal Closed-End Exchange-Traded Funds
NTC, NFC, NGK, NGO, NMT, NMB, NGX, NOM


Portfolio Managers'
         COMMENTS

Portfolio managers Paul Brennan and Scott Romans review the economic and municipal market environments, key investment strategies, and the annual performance of these eight Nuveen Funds. Paul, who has 14 years of investment experience, including 8 years with Nuveen, has managed NTC since 1999, NFC since 2001, NGK and NGO since 2002, and NMT and NMB since 2003. At the beginning of May 2005, he assumed portfolio management responsibility for NGX. Scott, who joined Nuveen in 2000, has managed NOM since 2003.

WHAT FACTORS AFFECTED THE U.S. ECONOMY AND MUNICIPAL MARKET DURING THE ANNUAL REPORTING PERIOD ENDED MAY 31, 2005?

During this 12-month reporting period, the Federal Reserve implemented eight separate one-quarter-point increases in the fed funds rate. These increases, which were intended to help control economic growth and head off an increase in the rate of inflation, raised this short-term target rate to 3.00% from 1.00%. (On June 30, 2005, after the close of this reporting period, the fed funds rate was raised another quarter point to 3.25%.) As the Fed raised short-term rates, many market observers expected to see longer-term interest rates increase as well. However, yields on longer-term municipal bonds (as measured by the widely-followed Bond Buyer 25 Revenue Bond Index) actually declined by 61 basis points during this reporting period. This resulted in a flattening of the municipal market yield curve over the 12-month period.

The Fed's actions during this period seem to have helped the U. S. maintain a fairly steady economic expansion. After growing at an annualized rate of 3.3% in the second quarter of 2004, the U.S. gross domestic product (GDP) grew by 4.0% in the third quarter of 2004 and by 3.8% in both the fourth quarter of 2004 and the first quarter of 2005. The year-over-year increase in the Consumer Price Index (CPI) as of May 31, 2005, was a modest 2.8%, while unemployment in May 2005 dropped to 5.1% nationally, down from 5.6% in May 2004.


HOW ABOUT ECONOMIC AND MARKET CONDITIONS IN CONNECTICUT, MASSACHUSETTS AND MISSOURI?

Connecticut is a highly developed, urbanized state with a diverse economy led by manufacturing, financial services, education and healthcare. The defense industry also plays an important role in Connecticut's economy, as 25% of the state's manufacturing jobs are concentrated in defense, and Connecticut currently ranks fifth among the states in terms of total defense dollars awarded. Over the 12-month period, the Connecticut economy has continued to recover. However, the recently released plan for military base closures and realignments, if implemented, could have a negative effect. As of May 2005, unemployment in the state was 5.3%, up from 5.0% in May 2004. In May 2005, Moody's reconfirmed its rating of Connecticut debt at Aa3 with a stable outlook, and Standard & Poor's reconfirmed its AA rating just after the close of this reporting period (June 1, 2005). For the 12 months ended May 31, 2005, Connecticut issuers offered $5.0 billion of new municipal bonds, down 22% from the previous 12-month period.

The Massachusetts economy also continued its recovery over this period, although the commonwealth lags the nation in that respect. However, Massachusetts benefited from a well-educated population, relatively high income levels and a diverse economy driven by healthcare, education, financial services and technology. In May 2005, unemployment in Massachusetts was 4.8%, down from 5.2% in May 2004. In March 2005, S&P cited a strengthening financial picture in its upgrade of Massachusetts general obligation bonds to AA from AA-. In the same month, Moody's confirmed its rating at Aa2, having revised its outlook for the commonwealth to stable from negative in December 2004. During this 12-month reporting period, Massachusetts issuers offered $10.8 billion in new bonds, down 6% from the previous 12 months.

During the 12-month period, economic recovery in Missouri outpaced that of the Midwest region as a whole, with robust job creation following a deep manufacturing-led recession that had cost the state thousands of jobs. In addition to its central location, relatively low cost of living and highly skilled workforce, Missouri benefited from a large and industrially diverse economy that included construction, wholesale trade, transportation, communications and utilities. However, the auto sector continued to suffer as motor vehicle manufacturing employment declined 16% over the year. Overall, unemployment in Missouri was 5.6% in May 2005, on par with the number for May 2004. The state's long-standing Aaa/AAA/AAA ratings from Moody's, S&P, and Fitch, respectively, reflect its long history of effective fiscal management and sound financial operations. Over the

12 months ended May 31, 2005, Missouri issued $4.0 billion in new debt, a decrease of 30% from the previous 12 months.


WHAT KEY STRATEGIES WERE USED TO MANAGE THESE FUNDS DURING THE 12 MONTHS ENDED MAY 31, 2005?

With many market participants anticipating higher interest rates throughout this reporting period, our focus continued to be on finding bonds that we believed would add immediate value to the Funds' portfolios while also offering the potential to perform well under a variety of future market scenarios.

Overall, our purchase activity in these Funds emphasized bonds in the intermediate part of the yield curve, that is, bonds that mature in 10 to 20 years. We believed that in these states this part of the curve generally offered the most attractive opportunities and the best values during this period. However, we also purchased bonds with maturities longer than 20 years when we saw an opportunity to improve a Fund's yield curve positioning. This was especially true for NMT, which had developed a relatively short average effective maturity as many of its older bonds got closer to maturity or were pre-refunded to early call dates. We also placed an emphasis on purchasing premium bonds, which are bonds that at the time of purchase were trading above their par values because their coupons were higher than current interest rate levels. These bonds have been in great demand recently, since historically they have held their value better than current coupon bonds when interest rates rise.

The majority of our new purchases over this period included insured or highly rated bonds, reflecting the overall high credit quality of new issue supply. While we sought to balance these purchases with lower quality bonds, the municipal markets in these states did not provide many opportunities to purchase non-rated or lower-rated bonds during this period. Lower-rated bonds were generally among the best performers over this time period.

Often, the additions we did make to these Funds were financed with the proceeds from sales of older pre-refunded bonds and bonds with shorter maturities, which tended to underperform in the interest rate environment of the 12-month period.

As discussed in our last shareholder report, in late 2004 we began using forward interest rate swaps, a type of derivative financial instrument, in an attempt to reduce some of the interest rate risk in NFC, NGK, NGO, NMB and NGX. It is important to note that we did not use these hedges in an attempt to profit from correctly predicting the timing and direction of interest rate movements. Instead, our sole objective was to reduce these Funds' durations (and therefore their price sensitivity to interest rate changes) without having a negative impact on their income streams or common share dividends over the short term. The gain or loss from each Fund's hedging activity is reflected as an addition or subtraction to the Fund's net asset value (NAV) as the market value of the hedge fluctuates. The hedges were effective in helping to reduce the NAV volatility of all of these Funds over the course of this reporting period. This was especially important in the Connecticut Funds, as the sharp decline in supply in the Connecticut municipal market during this period would have increased the difficulty of achieving this objective through portfolio trading. However, they had negative impacts on each Fund's total return over this period because declining long-term interest rates caused the value of the hedges to decline as the value of each Fund's portfolio rose.

HOW DID THE FUNDS PERFORM?

Individual results for these Funds, as well as for relevant indexes and benchmarks, are presented in the accompanying table.

TOTAL RETURNS ON NET ASSET VALUE*
For periods ended 5/31/05

                           1-YEAR           5-YEAR            10-YEAR
--------------------------------------------------------------------------------
CONNECTICUT FUNDS
--------------------------------------------------------------------------------
NTC                        10.82%           9.60%             7.46%
--------------------------------------------------------------------------------
NFC                        12.06%           NA                NA
--------------------------------------------------------------------------------
NGK                        10.70%           NA                NA
--------------------------------------------------------------------------------
NGO                        11.60%           NA                NA
--------------------------------------------------------------------------------

                           1-YEAR           5-YEAR            10-YEAR
--------------------------------------------------------------------------------
MASSACHUSETTS FUNDS
--------------------------------------------------------------------------------
NMT                        11.74%           8.96%             7.03%
--------------------------------------------------------------------------------
NMB                        12.76%           NA                NA
--------------------------------------------------------------------------------
MISSOURI FUND
--------------------------------------------------------------------------------
NOM                        11.54%           9.52%             7.01%
--------------------------------------------------------------------------------
Lehman Brothers Municipal
Bond Index1                 7.96%           7.30%             6.22%
--------------------------------------------------------------------------------
INSURED MASSACHUSETTS FUND
--------------------------------------------------------------------------------
NGX                        12.62%           NA                NA
--------------------------------------------------------------------------------
Lehman Brothers Insured
Municipal Bond Index1       8.34%           7.79%             6.42%
--------------------------------------------------------------------------------
Lipper Other States
Municipal Debt Funds
Average2                   12.61%           9.88%             7.10%
--------------------------------------------------------------------------------

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares.

For additional information, see the individual Performance Overview for your Fund in this report.


For the 12 months ended May 31, 2005, the total returns on NAV for all seven of the noninsured Funds in this report outperformed the return on the Lehman Brothers Municipal Bond Index. Over the same period, NGX outperformed the Lehman Brothers Insured Municipal Bond Index. NMB and NGX also outperformed the average return for the Lipper Other States peer group, while the other Funds trailed the group average. Please keep in mind that the Lipper Other States average represents the overall average of returns for funds from 10 different states displaying a variety of economic and municipal market conditions. We believe that makes direct comparisons between the returns of specific state funds with a multi-state group average less meaningful.

One of the primary factors benefiting the 12-month performance of these Funds relative to that of the unleveraged, unmanaged Lehman Brothers index was the Funds' use of financial leverage. While leveraging can add volatility to a Fund's NAV and share price, especially during periods when interest rates rise, this strategy also can provide opportunities for additional income and total return for common shareholders when short-term interest rates remain relatively low and long-term rates fall.

As noted earlier, over most of this reporting period, longer-term rates tended to fall while shorter-term interest rates rose. As a result, the prices of bonds with longer maturities generally performed better than those of securities with shorter maturities. This



1 The Lehman Brothers Municipal Bond Index is an unleveraged, unmanaged national index comprising a broad range of investment-grade municipal bonds, while the Lehman Brothers Insured Municipal Bond Index is an unleveraged, unmanaged national index containing a broad range of insured municipal bonds. Results for the Lehman indexes do not reflect any expenses.

2 The Lipper Other States Municipal Debt Funds category average is calculated using the returns of all closed-end exchange-traded funds in this category for each period as follows: 1 year, 44 funds; 5 years, 19 funds; and 10 years, 17 funds. Fund and Lipper returns assume reinvestment of dividends.

hampered the performance of NMT, which had more exposure to the short end of the yield curve than the other Funds shown in this report.

All of these Funds benefited during this period from their allocations to non-rated bonds, or to bonds rated BBB or lower. These bonds generally outperformed higher rated securities as the economy improved. However, NMT and NMB held small positions (under 2% of their total portfolios) in Crosstown Center Project bonds issued by the Boston Industrial Development Financing Authority. These bonds were downgraded to BB from BBB during this period based on the underperformance of the project hotel. We believed this situation was temporary, and we continued to hold these bonds, which--despite the downgrade--provided positive performance to both Funds over this period.

Some of the sectors with larger concentrations of these lower quality bonds that made positive contributions to the Funds' 12-month returns were healthcare (including hospitals and lifecare facilities) and higher education. In addition, bonds backed by the 1998 master tobacco settlement agreement also produced solid performance during this period for the Connecticut Funds, as the litigation environment improved. NMT added a small tobacco bond position toward the end of the reporting period, too late to affect the Fund's reported performance. Neither of the other Massachusetts Funds nor NOM held any tobacco credits during these 12 months.

The performance of each of these Funds during this period also was boosted to some extent by several advance refundings of their holdings, which resulted in price appreciation as well as enhanced credit quality. At the same time, however, their holdings of older pre-refunded bonds tended to underperform the general municipal market, due primarily to the shorter effective maturities of these bonds.

Housing, especially single family housing, was another sector of the market that tended to underperform during this period, due largely to the increased risk of prepayments and bond calls in the current interest rate environment. While all of the Connecticut Funds had modest weightings in housing bonds as of May 2005, NGK entered the reporting period with a larger allocation to single family housing bonds than the other Funds and these bonds acted as a drag on NGK's performance for the full period even though all of these bonds were sold by May 31, 2005. Although the performance of the housing sector in general had a negative impact during this period, these holdings continued to serve as a good source of core income for the Funds.

Some of the disparity in performance among the Funds can be attributed to the fact that each Fund's portfolio is different. While we tended to purchase bonds with similar maturities and similar characteristics for each Fund, some Funds may perform better than others over time. This happens for a variety of reasons. For example, some Funds may hold bonds that may be advance refunded while other are not, or some issuers might be perceived to have greater financial strength than others which effects the value of their bonds in the marketplace. Even though the overall management strategy was the same across all the Funds, the execution of that strategy sometimes created situations or conditions that led to the performance differentials shown in the performance chart.


HOW WERE THE FUNDS POSITIONED IN TERMS OF CREDIT QUALITY AND BOND CALLS AS OF MAY 31, 2005?

We continued to believe that, given the current geopolitical and economic climate, maintaining strong credit quality was an important requirement. As of May 31, 2005, all these Funds continued to offer excellent credit quality, with allocations of bonds rated AAA/U.S. guaranteed and AA in the Connecticut Funds ranging from 82% in NFC to 86% in NGO, 87% in NGK, and 89% in NTC. In the Massachusetts Funds, NMT and NMB had AAA/AA allocations of 82% and 87%, respectively, while NGX, which can invest up to 20% of its assets in uninsured investment-grade quality securities, held 86% of its portfolio in AAA rated bonds as of May 31, 2005. NOM's allocation of AAA/U.S. guaranteed and AA bonds accounted for 78% of its portfolio.

At the end of May 2005, potential call exposure for the period June 2005 through the end of 2007 ranged from 2% in NMB and NGX, to 4% in NGK and NGO, 5% in NFC, 8% in NOM, 12% in NMT and 17% in NTC. The number of actual bond calls in all of these Funds depends largely on future market interest rates.

                        Dividend and Share Price
                               INFORMATION


All eight of the Funds in this report use leverage to enhance opportunities for additional income for common shareholders. The extent of this benefit is tied in part to the short-term rates the Funds pay their MuniPreferred(R) shareholders. During periods of low short-term rates, leveraged Funds generally pay lower dividends to MuniPreferred shareholders, which can leave more earnings to support common share dividends. However, when short-term interest rates rise, as they did during this reporting period, the Funds' borrowing costs also rise. While leveraging still provided benefits for common shareholders, the extent of the benefit was reduced. As a result, NTC, NFC, NGK, NMT and NMB experienced a single dividend cut over the 12-month period ended May 31, 2005, while NGX's dividend was reduced twice. The dividends of NGO and NOM remained stable during this period.

In addition, due to capital gains generated by normal portfolio activity, common shareholders of the following Funds received capital gains and/or net ordinary income distributions at the end of December 2004 as follows:

                    LONG-TERM
                CAPITAL GAINS    ORDINARY INCOME
                  (PER SHARE)        (PER SHARE)
--------------------------------------------------------------------------------
NTC                   $0.0114                 --
--------------------------------------------------------------------------------
NGK                   $0.0657            $0.0006
--------------------------------------------------------------------------------
NMT                    --                $0.0107
--------------------------------------------------------------------------------
NMB                   $0.1149            $0.0028
--------------------------------------------------------------------------------

All of the Funds in this report seek to pay stable dividends at rates that reflect each Fund's past results and projected future performance. During certain periods, each Fund may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If a Fund has cumulatively earned more than it has paid in dividends, it holds the excess in reserve as undistributed net investment income (UNII) as part of the Fund's NAV. Conversely, if a Fund has cumulatively paid dividends in excess of its earnings, the excess constitutes negative UNII that is likewise reflected in the Fund's NAV. Each Fund will, over time, pay all of its net investment income as dividends to shareholders. As of May 31, 2005, all of the Funds in this report except NGX had positive UNII balances for both financial statement and tax purposes. NGX had a negative UNII balance for financial statement purposes and a positive UNII balance for tax purposes.

At the end of the reporting period, the Funds' share prices were trading at premiums or discounts to their NAVs as shown in the accompanying chart:

                     5/31/05   12-MONTH AVERAGE
            PREMIUM/DISCOUNT   PREMIUM/DISCOUNT
--------------------------------------------------------------------------------
NTC                   +3.60%             +4.01%
--------------------------------------------------------------------------------
NFC                   +2.21%             +3.16%
--------------------------------------------------------------------------------
NGK                   +2.17%             +1.30%
--------------------------------------------------------------------------------
NGO                   -1.62%             -3.37%
--------------------------------------------------------------------------------
NMT                   +6.89%             +4.35%
--------------------------------------------------------------------------------
NMB                  +11.50%             +4.65%
--------------------------------------------------------------------------------
NGX                   +6.76%             +7.43%
--------------------------------------------------------------------------------
NOM                  +18.46%            +14.06%
--------------------------------------------------------------------------------

Nuveen Connecticut Premium Income Municipal Fund
NTC

Performance
     OVERVIEW As of May 31, 2005


Pie Chart:
CREDIT QUALITY
(as a % of total investments)
AAA/U.S. Guaranteed              81%
AA                                8%
A                                 1%
BBB                               9%
N/R                               1%


Bar Chart:
2004-2005 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Jun                           0.0735
Jul                           0.0735
Aug                           0.0735
Sep                           0.0735
Oct                           0.0735
Nov                           0.0735
Dec                           0.0735
Jan                           0.0735
Feb                           0.0735
Mar                           0.0705
Apr                           0.0705
May                           0.0705


Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
6/1/04                        14.41
                              14.4
                              14.38
                              14.32
                              14.3
                              14.32
                              14.42
                              14.47
                              14.45
                              14.16
                              14.27
                              14.36
                              14.45
                              14.4
                              14.57
                              14.57
                              14.74
                              14.76
                              14.8
                              14.61
                              14.72
                              14.45
                              14.87
                              14.71
                              14.76
                              14.96
                              15.2
                              15.1
                              15.14
                              14.95
                              15.1
                              15
                              15.11
                              15.05
                              14.93
                              15.04
                              14.97
                              14.99
                              14.8
                              14.92
                              15.25
                              15.3
                              15.3
                              15.25
                              15.47
                              15.62
                              15.47
                              15.68
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                              15.91
                              15.61
                              15.8
                              15.98
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                              15.95
                              15.8
                              15.81
                              15.76
                              16.18
                              16.04
                              16.19
                              16.22
                              16.17
                              16.23
                              16.24
                              16.1
                              16.13
                              16.12
                              16.17
                              16.39
                              16.27
                              16.5
                              16.49
                              15.99
                              16
                              16.1
                              15.99
                              15.99
                              16
                              15.94
                              15.94
                              15.99
                              16.05
                              15.98
                              15.97
                              16
                              15.89
                              15.59
                              15.62
                              15.64
                              15.84
                              15.83
                              15.72
                              15.94
                              15.86
                              15.88
                              15.89
                              15.91
                              15.98
                              16
                              16.25
                              16.55
                              16.55
                              16.83
                              16.9
                              16.62
                              16.61
                              16.6
                              16.57
                              16.4
                              16.13
                              15.9
                              15.94
                              15.91
                              16.01
                              15.75
                              15.71
                              15.91
                              15.99
                              15.91
                              16.08
                              15.95
                              15.85
                              16
                              15.59
                              15.54
                              15.64
                              15.7
                              15.63
                              15.62
                              15.62
                              15.61
                              15.74
                              15.67
                              15.72
                              15.84
                              15.96
                              15.85
                              15.58
                              15.6
                              15.58
                              15.52
                              15.5
                              15.41
                              15.2
                              15.16
                              15.1
                              15.21
                              15.45
                              15.45
                              15.45
                              15.56
                              15.74
                              15.69
                              15.7
                              15.41
                              15.62
                              15.7
                              15.53
                              15.55
                              15.36
                              15.49
                              15.5
                              15.52
                              15.41
                              15.43
                              15.39
                              15.44
                              15.47
                              15.51
                              15.55
                              15.61
                              15.71
                              15.61
                              15.97
                              15.85
                              16
                              16.11
                              16.5
                              16.36
                              16.39
                              16.15
                              16.08
                              16.3
                              16.37
                              16.39
                              16.4
                              16.4
                              16.45
                              16.52
                              16.41
                              16.33
                              16.48
                              16.13
                              16.05
                              15.92
                              16.2
                              15.73
                              15.75
                              16.22
                              16.49
                              15.93
                              15.65
                              15.64
                              15.85
                              15.33
                              15
                              14.9
                              15.35
                              15.35
                              15.66
                              15.64
                              15.75
                              15.96
                              15.76
                              15.75
                              15.51
                              15.45
                              15.7
                              15.85
                              15.66
                              15.7
                              15.55
                              15.6
                              16
                              15.83
                              15.68
                              15.78
                              15.7
                              15.69
                              15.69
                              15.58
                              15.55
                              15.61
                              15.67
                              15.86
                              16
                              15.82
                              15.81
                              15.81
                              15.79
                              15.91
                              16
                              15.92
                              16.19
                              15.92
                              15.96
                              15.89
                              15.86
                              15.74
                              15.81
5/31/05                       15.81

(Sidebar)

FUND SNAPSHOT
------------------------------------
Common Share Price            $15.81
------------------------------------
Common Share
Net Asset Value               $15.26
------------------------------------
Premium/(Discount) to NAV      3.60%
------------------------------------
Market Yield                   5.35%
------------------------------------
Taxable-Equivalent Yield1      7.81%
------------------------------------
Net Assets Applicable to
Common Shares ($000)         $81,529
------------------------------------
Average Effective Maturity
on Securities (Years)          16.06
------------------------------------
Leverage-Adjusted Duration      7.17
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 5/20/93)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
1-Year         15.61%        10.82%
------------------------------------
5-Year          8.96%         9.60%
------------------------------------
10-Year         7.92%         7.46%
------------------------------------

SECTORS
(as a % of total investments)
------------------------------------
Education and Civic
   Organizations               27.0%
------------------------------------
Tax Obligation/General         15.7%
------------------------------------
U.S. Guaranteed                13.6%
------------------------------------
Tax Obligation/Limited         11.1%
------------------------------------
Healthcare                      8.1%
------------------------------------
Water and Sewer                 8.0%
------------------------------------
Long-Term Care                  5.1%
------------------------------------
Other                          11.4%
------------------------------------

1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 31.5%. When comparing this Fund to investments that generate qualified dividend income, the taxable-equivalent yield is lower.

2 The Fund also paid shareholders a capital gains distribution in December 2004 of $0.0114 per share.

Nuveen Connecticut Dividend Advantage Municipal Fund
NFC

Performance
      OVERVIEW As of May 31, 2005

Pie Chart:
CREDIT QUALITY
(as a % of total investments)
AAA/U.S. Guaranteed              67%
AA                               15%
A                                 4%
BBB                              13%
N/R                               1%


Bar Chart:
2004-2005 MONTHLY TAX-FREE DIVIDENDS PER SHARE
Jun                           0.0745
Jul                           0.0745
Aug                           0.0745
Sep                           0.0745
Oct                           0.0745
Nov                           0.0745
Dec                           0.0745
Jan                           0.0745
Feb                           0.0745
Mar                           0.0715
Apr                           0.0715
May                           0.0715


Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
6/1/04                        14.12
                              14.14
                              13.99
                              13.87
                              13.9
                              13.85
                              13.93
                              14
                              13.96
                              14.49
                              14.42
                              14.7
                              14.25
                              14.27
                              14.09
                              14.1
                              14.26
                              14.5
                              14.53
                              14.59
                              14.46
                              14.55
                              14.56
                              14.86
                              14.93
                              14.93
                              14.87
                              15.15
                              15
                              15.1
                              15.2
                              15.06
                              15
                              15
                              14.96
                              14.9
                              14.96
                              14.96
                              14.96
                              14.91
                              15.16
                              15.44
                              15.44
                              15.05
                              15.06
                              15.06
                              15.14
                              15.5
                              15.25
                              15.33
                              15.22
                              15.27
                              15.27
                              15.34
                              15.31
                              15.45
                              15.45
                              15.45
                              15.45
                              15.4
                              15.44
                              15.49
                              15.35
                              15.5
                              15.6
                              15.42
                              15.64
                              15.64
                              15.59
                              15.67
                              15.6
                              15.35
                              15.42
                              15.55
                              15.45
                              15.43
                              15.42
                              15.49
                              15.39
                              15.51
                              15.5
                              15.46
                              15.41
                              15.53
                              15.55
                              15.5
                              15.45
                              15.5
                              15.41
                              15.55
                              15.6
                              15.6
                              15.6
                              15.84
                              15.84
                              15.8
                              15.66
                              15.66
                              15.66
                              15.66
                              15.7
                              15.98
                              15.9
                              16.15
                              16.2
                              16.45
                              16.71
                              16.75
                              16.75
                              16.5
                              16.5
                              15.96
                              15.67
                              15.67
                              15.65
                              15.61
                              16
                              15.8
                              15.66
                              15.62
                              15.64
                              15.62
                              15.67
                              15.67
                              15.65
                              15.72
                              15.39
                              15.32
                              15.34
                              15.49
                              15.43
                              15.44
                              15.57
                              15.72
                              15.56
                              15.64
                              15.54
                              15.45
                              15.32
                              15.29
                              15.1
                              15.19
                              15.25
                              15.26
                              15.36
                              15.33
                              15
                              15.19
                              15.59
                              15.83
                              15.82
                              15.85
                              15.75
                              15.75
                              15.75
                              16.71
                              16.3
                              16.07
                              16.39
                              16.18
                              16.18
                              15.93
                              15.69
                              15.7
                              15.75
                              15.52
                              15.52
                              15.6
                              15.53
                              15.61
                              15.66
                              15.89
                              15.89
                              15.89
                              15.82
                              15.85
                              15.85
                              16.1
                              15.91
                              16.04
                              16.36
                              16.48
                              16.48
                              16.45
                              16.47
                              16.28
                              16.22
                              16.35
                              16.45
                              16.27
                              16.26
                              16.39
                              16.44
                              16.78
                              16.8
                              16.74
                              16.16
                              15.88
                              16.36
                              16.2
                              16.48
                              16.82
                              16.52
                              16.29
                              16.18
                              16.1
                              16.1
                              16.02
                              15.59
                              15.47
                              15.5
                              15.56
                              15.44
                              15.44
                              15.7
                              15.6
                              15.8
                              15.73
                              15.54
                              15.69
                              15.6
                              15.9
                              15.61
                              15.65
                              15.65
                              15.5
                              16.11
                              15.93
                              15.77
                              15.94
                              15.9
                              15.87
                              15.87
                              16
                              15.94
                              16
                              16.1
                              16.15
                              16.15
                              16.25
                              16.04
                              15.83
                              15.83
                              15.96
                              16.35
                              16.69
                              15.91
                              16
                              15.71
                              15.81
                              15.8
                              15.61
                              15.65
5/31/05                       15.73

(Sidebar)

FUND SNAPSHOT
------------------------------------
Common Share Price            $15.73
------------------------------------
Common Share
Net Asset Value               $15.39
------------------------------------
Premium/(Discount) to NAV      2.21%
------------------------------------
Market Yield                   5.45%
------------------------------------
Taxable-Equivalent Yield1      7.96%
------------------------------------
Net Assets Applicable to
Common Shares ($000)         $39,464
------------------------------------
Average Effective Maturity
on Securities (Years)          15.43
------------------------------------
Leverage-Adjusted Duration      7.16
------------------------------------


AVERAGE ANNUAL TOTAL RETURN
(Inception 1/26/01)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
1-Year         17.89%        12.06%
------------------------------------
Since
Inception       6.69%         7.61%
------------------------------------

SECTORS
(as a % of total investments)
------------------------------------
U.S. Guaranteed                28.6%
------------------------------------
Education and Civic
   Organizations               20.9%
------------------------------------
Tax Obligation/Limited         11.3%
------------------------------------
Tax Obligation/General         10.4%
------------------------------------
Utilities                       6.3%
------------------------------------
Water and Sewer                 5.9%
------------------------------------
Transportation                  4.5%
------------------------------------
Other                          12.1%
------------------------------------


1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 31.5%. When comparing this Fund to investments that generate qualified dividend income, the taxable-equivalent yield is lower.

Nuveen Connecticut Dividend Advantage Municipal Fund 2
NGK

Performance
      OVERVIEW As of May 31, 2005

Pie Chart:
CREDIT QUALITY
(as a % of total investments)
AAA/U.S. Guaranteed              67%
AA                               20%
A                                 3%
BBB                              10%


Bar Chart:
2004-2005 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Jun                           0.0735
Jul                           0.0735
Aug                           0.0735
Sep                           0.0735
Oct                           0.0735
Nov                           0.0735
Dec                           0.0735
Jan                           0.0735
Feb                           0.0735
Mar                           0.0705
Apr                           0.0705
May                           0.0705


Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
6/1/04                        14.1
                              14.1
                              14.21
                              14.45
                              14.45
                              14.6
                              14.5
                              14.54
                              14.51
                              14.85
                              14.71
                              14.74
                              14.72
                              14.5
                              14.73
                              14.74
                              14.83
                              14.79
                              14.85
                              14.84
                              14.9
                              14.9
                              15.05
                              15.13
                              15.13
                              15.13
                              15
                              15.3
                              15.31
                              15.11
                              14.94
                              14.98
                              14.98
                              15
                              14.79
                              14.66
                              14.68
                              14.71
                              14.78
                              14.67
                              15.23
                              15.33
                              15.33
                              15.46
                              15.25
                              15.42
                              15.46
                              15.55
                              15.55
                              15.52
                              15.37
                              15.44
                              15.34
                              15.4
                              15.49
                              15.6
                              15.49
                              15.49
                              15.45
                              15.45
                              15.45
                              15.49
                              15.53
                              15.6
                              15.58
                              15.59
                              15.68
                              15.7
                              15.68
                              15.53
                              15.69
                              15.82
                              15.69
                              15.65
                              15.5
                              15.56
                              15.8
                              15.59
                              15.59
                              15.59
                              15.46
                              15.57
                              15.57
                              15.69
                              15.9
                              15.9
                              15.94
                              15.94
                              15.7
                              15.68
                              15.68
                              15.7
                              15.85
                              16.05
                              16.05
                              16
                              16
                              16
                              16
                              16
                              16.05
                              16.05
                              16.04
                              16.29
                              16.29
                              16.22
                              16.59
                              16.64
                              16.65
                              16.79
                              16.72
                              16.22
                              16.05
                              15.66
                              15.8
                              15.8
                              15.75
                              15.75
                              15.89
                              15.72
                              15.76
                              15.85
                              15.61
                              15.65
                              15.6
                              15.65
                              15.5
                              15.7
                              15.62
                              15.75
                              15.84
                              15.84
                              15.84
                              15.91
                              16.1
                              16.11
                              15.8
                              15.5
                              15.36
                              15.52
                              15.34
                              15.28
                              15.32
                              15.32
                              15.36
                              15.38
                              15.27
                              15.28
                              15.4
                              15.7
                              15.76
                              15.9
                              15.89
                              16.05
                              16.08
                              16.28
                              16.28
                              16.12
                              16.06
                              15.91
                              16
                              15.97
                              15.75
                              15.76
                              15.68
                              15.68
                              15.4
                              15.39
                              15.4
                              15.43
                              15.64
                              15.8
                              15.83
                              15.83
                              15.77
                              15.86
                              15.9
                              15.9
                              15.85
                              15.75
                              15.8
                              15.73
                              15.73
                              15.62
                              15.67
                              15.66
                              15.76
                              15.74
                              15.8
                              15.9
                              16.2
                              16.01
                              16.16
                              16.45
                              16.28
                              16.43
                              15.8
                              15.69
                              16.21
                              16.49
                              16.55
                              16.49
                              16.49
                              16.14
                              16
                              15.62
                              15.65
                              15.65
                              16.1
                              15.85
                              15.9
                              16
                              16
                              15.82
                              16.2
                              16.19
                              16.07
                              16.19
                              16.19
                              16.15
                              16.09
                              15.98
                              15.91
                              15.91
                              15.91
                              15.45
                              15.48
                              15.48
                              15.83
                              15.83
                              15.72
                              15.95
                              15.95
                              15.82
                              15.82
                              16
                              15.86
                              15.86
                              15.94
                              16.07
                              16.07
                              16.15
                              16.15
                              16.31
                              16.31
                              16.2
                              16.2
                              16.38
                              16.18
                              16.18
                              16.09
                              15.97
                              15.97
5/31/05                       15.98

(Sidebar)

FUND SNAPSHOT
------------------------------------
Common Share Price            $15.98
------------------------------------
Common Share
Net Asset Value               $15.64
------------------------------------
Premium/(Discount) to NAV      2.17%
------------------------------------
Market Yield                   5.29%
------------------------------------
Taxable-Equivalent Yield1      7.72%
------------------------------------
Net Assets Applicable to
Common Shares ($000)         $36,105
------------------------------------
Average Effective Maturity
on Securities (Years)          15.31
------------------------------------
Leverage-Adjusted Duration      7.45
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 3/25/02)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
1-Year         19.92%        10.70%
------------------------------------
Since
Inception       8.08%         8.98%
------------------------------------

SECTORS
(as a % of total investments)
------------------------------------
Education and Civic
   Organizations               24.4%
------------------------------------
U.S. Guaranteed                22.3%
------------------------------------
Tax Obligation/General         21.7%
------------------------------------
Water and Sewer                 6.7%
------------------------------------
Tax Obligation/Limited          5.7%
------------------------------------
Utilities                       4.5%
------------------------------------
Transportation                  4.2%
------------------------------------
Other                          10.5%
------------------------------------


1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 31.5%. When comparing this Fund to investments that generate qualified dividend income, the taxable-equivalent yield is lower.

2 The Fund also paid shareholders capital gains and net ordinary income distributions in December 2004 of $0.0663 per share.

Nuveen Connecticut Dividend Advantage Municipal Fund 3
NGO

Performance
      OVERVIEW As of May 31, 2005


Pie Chart:
CREDIT QUALITY
(as a % of total investments)
AAA/U.S. Guaranteed              72%
AA                               14%
A                                 1%
BBB                              13%


Bar Chart:
2004-2005 MONTHLY TAX-FREE DIVIDENDS PER SHARE
Jun                            0.065
Jul                            0.065
Aug                            0.065
Sep                            0.065
Oct                            0.065
Nov                            0.065
Dec                            0.065
Jan                            0.065
Feb                            0.065
Mar                            0.065
Apr                            0.065
May                            0.065


Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
6/1/04                        12.88
                              12.95
                              13.4
                              13.25
                              13.25
                              13.25
                              13.34
                              13.5
                              13.22
                              13.2
                              13.35
                              13.35
                              13.44
                              12.92
                              12.82
                              13.08
                              13.1
                              13.24
                              13.23
                              13.45
                              13.52
                              13.56
                              13.82
                              13.83
                              13.83
                              13.92
                              14.04
                              14
                              14.03
                              14.1
                              14.17
                              14.17
                              13.88
                              13.95
                              13.75
                              13.94
                              13.79
                              13.76
                              13.85
                              13.7
                              13.8
                              13.86
                              13.86
                              14.06
                              14.06
                              13.95
                              14
                              14.02
                              13.98
                              14.03
                              13.98
                              13.99
                              14.29
                              14.01
                              14.05
                              14.03
                              14.1
                              14.1
                              14.13
                              14.16
                              14.35
                              14.15
                              13.97
                              14.08
                              14.2
                              14.2
                              14.37
                              14.34
                              14.21
                              14.18
                              14.18
                              14.11
                              13.99
                              14.11
                              14.07
                              14.07
                              13.93
                              14
                              13.94
                              13.88
                              13.85
                              13.82
                              13.85
                              13.91
                              13.88
                              13.86
                              13.85
                              13.98
                              13.93
                              13.88
                              13.98
                              14.17
                              14.25
                              14.32
                              14.41
                              14.41
                              14.4
                              14.28
                              14.3
                              14.29
                              14.02
                              14.04
                              13.94
                              14.02
                              13.89
                              13.99
                              14
                              14.27
                              14.39
                              14.48
                              14.56
                              14.27
                              14.12
                              14.37
                              14.28
                              14.26
                              14.23
                              14.06
                              13.84
                              14.07
                              14.2
                              13.9
                              13.9
                              13.99
                              13.83
                              13.92
                              13.66
                              13.52
                              13.55
                              13.48
                              13.66
                              13.7
                              13.73
                              13.79
                              13.79
                              13.79
                              13.8
                              13.71
                              13.78
                              13.71
                              13.56
                              13.53
                              13.58
                              13.55
                              13.66
                              13.46
                              13.46
                              13.44
                              13.47
                              13.63
                              13.69
                              13.74
                              13.73
                              13.94
                              13.99
                              14.01
                              14.03
                              13.97
                              13.92
                              13.84
                              13.81
                              13.79
                              13.89
                              13.89
                              13.9
                              13.94
                              13.92
                              13.87
                              13.97
                              13.9
                              14.24
                              14.24
                              14.23
                              14.57
                              14.52
                              14.38
                              14.3
                              14.35
                              14.32
                              14.34
                              14.38
                              14.41
                              14.41
                              14.41
                              14.57
                              14.25
                              14.46
                              14.53
                              14.6
                              14.81
                              14.87
                              14.73
                              14.6
                              14.65
                              14.72
                              14.71
                              14.45
                              14.38
                              14.53
                              14.63
                              14.57
                              14.55
                              14.45
                              14.51
                              14.61
                              14.45
                              14.49
                              14.5
                              14.6
                              14.35
                              14.13
                              14.17
                              14.29
                              14.28
                              14.54
                              14.5
                              14.4
                              14.45
                              14.35
                              14.31
                              14.44
                              14.64
                              14.85
                              14.58
                              14.3
                              14.39
                              14.39
                              14.18
                              14.1
                              14.35
                              14.4
                              14.29
                              14.29
                              14.25
                              14.26
                              14.37
                              14.37
                              14.2
                              14.2
                              14.18
                              14.15
                              14.3
                              14.38
                              14.65
                              14.67
                              15.01
                              14.91
                              14.85
                              14.75
                              14.71
                              14.35
                              14.32
                              14.35
5/31/05                       14.54

(Sidebar)

FUND SNAPSHOT
------------------------------------
Common Share Price            $14.54
------------------------------------
Common Share
Net Asset Value               $14.78
------------------------------------
Premium/(Discount) to NAV     -1.62%
------------------------------------
Market Yield                   5.36%
------------------------------------
Taxable-Equivalent Yield1      7.82%
------------------------------------
Net Assets Applicable to
Common Shares ($000)         $64,324
------------------------------------
Average Effective Maturity
on Securities (Years)          15.84
------------------------------------
Leverage-Adjusted Duration      6.81
------------------------------------


AVERAGE ANNUAL TOTAL RETURN
(Inception 9/26/02)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
1-Year         18.17%        11.60%
------------------------------------
Since
Inception       4.19%         6.55%
------------------------------------


SECTORS
(as a % of total investments)
------------------------------------
Tax Obligation/General         24.1%
------------------------------------
Tax Obligation/Limited         16.9%
------------------------------------
U.S. Guaranteed                14.0%
------------------------------------
Education and Civic
   Organizations               13.4%
------------------------------------
Water and Sewer                 8.4%
------------------------------------
Long-Term Care                  8.2%
------------------------------------
Utilities                       5.7%
------------------------------------
Other                           9.3%
------------------------------------


1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 31.5%. When comparing this Fund to investments that generate qualified dividend income, the taxable-equivalent yield is lower.

Nuveen Massachusetts Premium Income Municipal Fund
NMT

Performance
      OVERVIEW As of May 31, 2005


Pie Chart:
CREDIT QUALITY
(as a % of total investments)
AAA/U.S. Guaranteed              68%
AA                               14%
A                                 9%
BBB                               6%
BB or Lower                       1%
N/R                               2%


Bar Chart:
2004-2005 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Jun                           0.0735
Jul                           0.0735
Aug                           0.0735
Sep                           0.0735
Oct                           0.0735
Nov                           0.0735
Dec                           0.0735
Jan                           0.0735
Feb                           0.0735
Mar                           0.0705
Apr                           0.0705
May                           0.0705


Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
6/1/04                        14.45
                              14.24
                              14.23
                              14.29
                              14.25
                              14.23
                              14.21
                              14.16
                              14
                              14.07
                              14.04
                              13.9
                              14
                              14
                              13.99
                              13.93
                              13.95
                              14.04
                              13.99
                              13.89
                              14.06
                              14.13
                              14.15
                              14.35
                              14.47
                              14.62
                              14.42
                              14.47
                              14.39
                              14.5
                              14.69
                              14.81
                              14.7
                              14.62
                              14.52
                              14.61
                              14.61
                              14.66
                              14.39
                              14.8
                              14.65
                              14.85
                              14.85
                              14.92
                              14.89
                              14.86
                              14.85
                              15
                              14.85
                              14.82
                              14.69
                              14.63
                              14.79
                              14.79
                              14.79
                              14.74
                              14.86
                              14.88
                              14.8
                              14.73
                              14.87
                              15.1
                              15.25
                              15.11
                              15
                              15.21
                              15.15
                              15.15
                              15.17
                              15.21
                              15.27
                              15.28
                              15.28
                              15.19
                              15.27
                              15.15
                              15.19
                              15.28
                              15.42
                              15.49
                              15.42
                              15.39
                              15.48
                              15.39
                              15.28
                              15.38
                              15.34
                              15.34
                              15.16
                              15.17
                              15.28
                              15.38
                              15.5
                              15.6
                              15.6
                              15.56
                              15.61
                              15.5
                              15.56
                              15.42
                              15.7
                              15.44
                              15.72
                              15.7
                              15.9
                              16.05
                              16.28
                              16.25
                              16.11
                              16.12
                              16.34
                              16.11
                              15.76
                              15.51
                              15.7
                              15.99
                              15.9
                              15.93
                              15.91
                              15.93
                              16
                              16.3
                              16.2
                              16.21
                              16.45
                              16.21
                              15.98
                              16.14
                              16
                              15.63
                              15.84
                              15.8
                              15.79
                              15.89
                              15.64
                              15.69
                              15.61
                              15.49
                              15.5
                              15.5
                              15.53
                              15.45
                              15.45
                              15.55
                              15.58
                              15.58
                              15.5
                              15.55
                              15.69
                              15.82
                              15.99
                              15.89
                              15.89
                              16.1
                              16.18
                              16.18
                              15.86
                              15.76
                              15.72
                              15.77
                              16.15
                              16.5
                              16.45
                              16.73
                              16.9
                              16.9
                              17.04
                              16.7
                              16.69
                              16.54
                              16.34
                              16.27
                              16.33
                              16.37
                              16.18
                              16.27
                              16.25
                              16.36
                              16.66
                              17.25
                              17.29
                              17.15
                              17.2
                              17.2
                              17.05
                              16.9
                              17.18
                              16.9
                              16.86
                              16.84
                              16.73
                              16.44
                              16.3
                              16.41
                              16.41
                              16.1
                              15.9
                              15.6
                              15.51
                              15.34
                              15.25
                              15.21
                              15.16
                              15.06
                              14.88
                              14.75
                              14.57
                              14.7
                              14.89
                              15
                              15.61
                              15.75
                              15.51
                              15.33
                              15.25
                              15.25
                              15.25
                              15.17
                              15.21
                              15.26
                              15.09
                              15.08
                              15.06
                              15.15
                              15.15
                              15.06
                              15.1
                              15.38
                              15.27
                              15.46
                              15.69
                              15.45
                              15.45
                              15.57
                              16.25
                              15.74
                              16.16
                              15.92
                              15.6
                              15.67
                              15.76
                              16.03
                              15.93
                              15.88
                              15.85
                              16
                              16.24
                              16.45
                              16.31
                              16.5
                              16.4
                              16.41
                              16.15
5/31/05                       16.14

(Sidebar)

FUND SNAPSHOT
------------------------------------
Common Share Price            $16.14
------------------------------------
Common Share
Net Asset Value               $15.10
------------------------------------
Premium/(Discount) to NAV      6.89%
------------------------------------
Market Yield                   5.24%
------------------------------------
Taxable-Equivalent Yield1      7.71%
------------------------------------
Net Assets Applicable to
Common Shares ($000)         $71,648
------------------------------------
Average Effective Maturity
on Securities (Years)          16.86
------------------------------------
Leverage-Adjusted Duration      8.66
------------------------------------


AVERAGE ANNUAL TOTAL RETURN
(Inception 3/18/93)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
1-Year         18.97%        11.74%
------------------------------------
5-Year          8.74%         8.96%
------------------------------------
10-Year         7.73%         7.03%
------------------------------------


SECTORS
(as a % of total investments)
------------------------------------
Education and Civic
   Organizations               25.8%
------------------------------------
Tax Obligation/General         18.2%
------------------------------------
Healthcare                      9.5%
------------------------------------
Tax Obligation/Limited          8.8%
------------------------------------
Housing/Multifamily             8.1%
------------------------------------
Water and Sewer                 8.0%
------------------------------------
Transportation                  8.0%
------------------------------------
U.S. Guaranteed 7.3%
------------------------------------
Other                           6.3%
------------------------------------


1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 32%. When comparing this Fund to investments that generate qualified dividend income, the taxable-equivalent yield is lower.

2 The Fund also paid shareholders a net ordinary income distribution in December 2004 of $0.0107 per share.

Nuveen Massachusetts Dividend Advantage Municipal Fund
NMB

Performance
      OVERVIEW As of May 31, 2005


Pie Chart:
CREDIT QUALITY
(as a % of total investments)
AAA/U.S. Guaranteed              67%
AA                               20%
A                                 4%
BBB                               7%
BB or Lower                       2%


Bar Chart:
2004-2005 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Jun                           0.0775
Jul                           0.0775
Aug                           0.0775
Sep                           0.0775
Oct                           0.0775
Nov                           0.0775
Dec                           0.0775
Jan                           0.0775
Feb                           0.0775
Mar                           0.0745
Apr                           0.0745
May                           0.0745


Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
6/1/04                        14.87
                              14.87
                              14.99
                              14.98
                              14.88
                              14.88
                              14.88
                              14.65
                              14.65
                              14.6
                              14.66
                              14.66
                              14.66
                              14.65
                              14.65
                              14.7
                              14.67
                              14.68
                              14.54
                              14.54
                              14.73
                              14.8
                              15
                              14.99
                              15
                              14.97
                              15.04
                              15.05
                              15.05
                              15
                              15.12
                              15.07
                              15
                              15
                              15.02
                              15.05
                              15.09
                              15.14
                              15.25
                              15.25
                              15.25
                              15.3
                              15.3
                              15.35
                              15.41
                              15.41
                              15.41
                              15.6
                              15.6
                              15.33
                              15.21
                              15.21
                              15.21
                              15.21
                              15.42
                              15.56
                              15.64
                              15.71
                              15.77
                              15.77
                              15.77
                              15.85
                              15.88
                              15.95
                              15.96
                              16.05
                              16
                              16
                              15.94
                              15.95
                              15.95
                              16.1
                              16.05
                              16.05
                              16.07
                              16.07
                              16.12
                              16.1
                              16.15
                              16.15
                              16.15
                              16.15
                              16.02
                              16.14
                              16.14
                              16.12
                              16.02
                              15.79
                              15.72
                              15.77
                              15.81
                              15.85
                              15.85
                              15.87
                              15.87
                              15.87
                              15.87
                              16
                              16.01
                              16.04
                              16.07
                              16.09
                              16.15
                              16.2
                              16.09
                              16.07
                              16
                              16.2
                              16.26
                              16.28
                              16.35
                              16.11
                              15.91
                              15.97
                              16.1
                              16.15
                              16.15
                              16.25
                              16.28
                              16.15
                              16.15
                              16.25
                              16.35
                              16.1
                              16.2
                              16.2
                              16.2
                              16
                              16
                              16.08
                              16.06
                              16.05
                              15.98
                              16.08
                              15.93
                              16.11
                              15.8
                              15.6
                              15.55
                              15.73
                              15.7
                              15.8
                              15.81
                              15.89
                              15.94
                              15.94
                              16.04
                              16.05
                              16.08
                              16.14
                              16.1
                              16.32
                              16.05
                              16.06
                              16.08
                              16.05
                              16.2
                              16.25
                              16.39
                              16.47
                              16.56
                              16.97
                              17.15
                              17.2
                              17.21
                              17.18
                              17.4
                              17.38
                              17.41
                              17.41
                              17.4
                              17.16
                              17.16
                              17.35
                              17.35
                              17.35
                              17.35
                              17.23
                              17.15
                              17.49
                              17.33
                              17.33
                              17.37
                              17.28
                              17.6
                              17.8
                              18.11
                              18.08
                              17.78
                              17.4
                              17.45
                              17.06
                              16.87
                              17.17
                              16.75
                              16.83
                              16.45
                              16.54
                              16.54
                              16.95
                              17.03
                              17.03
                              16.85
                              16.5
                              16.42
                              16.41
                              15.47
                              15.42
                              15.41
                              16
                              16.43
                              16.5
                              16.5
                              16.72
                              16.25
                              16.4
                              16.4
                              16.36
                              16.31
                              16.06
                              15.78
                              16.38
                              16.37
                              16.37
                              16.37
                              16.38
                              16.38
                              16.6
                              16.6
                              16.55
                              16.55
                              16.8
                              16.8
                              17
                              18.3
                              17.35
                              17.35
                              17.7
                              17.7
                              17.85
                              17.65
                              18
                              17.9
                              17.68
                              17.55
                              17.55
                              17.5
                              17.5
                              17.5
                              17.5
                              17.29
                              17.26
                              17.23
5/31/05                       17.45

(Sidebar)

FUND SNAPSHOT
------------------------------------
Common Share Price            $17.45
------------------------------------
Common Share
Net Asset Value               $15.65
------------------------------------
Premium/(Discount) to NAV     11.50%
------------------------------------
Market Yield                   5.12%
------------------------------------
Taxable-Equivalent Yield1      7.53%
------------------------------------
Net Assets Applicable to
Common Shares ($000)         $30,539
------------------------------------
Average Effective Maturity
on Securities (Years)          17.83
------------------------------------
Leverage-Adjusted Duration      8.02
------------------------------------


AVERAGE ANNUAL TOTAL RETURN
(Inception 1/30/01)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
1-Year         24.96%        12.76%
------------------------------------
Since
Inception       9.73%         8.53%
------------------------------------

SECTORS
(as a % of total investments)
------------------------------------
Tax Obligation/General         22.7%
------------------------------------
Education and Civic
   Organizations               21.9%
------------------------------------
Tax Obligation/Limited         11.6%
------------------------------------
Healthcare                      9.3%
------------------------------------
Housing/Multifamily             8.9%
------------------------------------
U.S. Guaranteed 6.4%
------------------------------------
Water and Sewer                 5.9%
------------------------------------
Transportation                  4.3%
------------------------------------
Other                           9.0%
------------------------------------


1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 32%. When comparing this Fund to investments that generate qualified dividend income, the taxable-equivalent yield is lower.

2 The Fund also paid shareholders capital gains and net ordinary income distributions in December 2004 of $0.1177 per share.

Nuveen Insured Massachusetts Tax-Free Advantage Municipal Fund
NGX


Performance
      OVERVIEW As of May 31, 2005


Pie Chart:
CREDIT QUALITY
(as a % of total investments)
Insured                          81%
AAA (Uninsured)                   5%
AA (Uninsured)                    9%
A (Uninsured)                     4%
BBB (Uninsured)                   1%


Bar Chart:
2004-2005 MONTHLY TAX-FREE DIVIDENDS PER SHARE
Jun                            0.072
Jul                            0.072
Aug                            0.072
Sep                            0.072
Oct                            0.072
Nov                            0.072
Dec                           0.0695
Jan                           0.0695
Feb                           0.0695
Mar                           0.0665
Apr                           0.0665
May                           0.0665


Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
6/1/04                        13.96
                              13.83
                              13.8
                              13.85
                              14.17
                              14.04
                              13.72
                              13.82
                              13.74
                              13.94
                              14.05
                              14.15
                              14.1
                              13.86
                              13.89
                              13.93
                              14.1
                              14.2
                              14.25
                              14.4
                              14.41
                              14.48
                              14.48
                              14.46
                              14.65
                              14.55
                              14.51
                              14.55
                              14.65
                              14.76
                              14.81
                              14.81
                              14.95
                              14.92
                              14.8
                              14.81
                              14.8
                              14.67
                              14.37
                              14.44
                              14.48
                              14.49
                              14.49
                              14.53
                              14.87
                              14.9
                              14.95
                              14.87
                              14.95
                              14.95
                              14.52
                              14.58
                              14.59
                              14.62
                              15.14
                              15.09
                              15.08
                              15.25
                              15.16
                              15.19
                              15.2
                              15.31
                              15.25
                              15.38
                              15.63
                              15.64
                              15.55
                              15.7
                              15.7
                              15.9
                              16.15
                              16.3
                              15.95
                              16.26
                              16.15
                              16.15
                              15.85
                              15.61
                              15.94
                              16.04
                              16.25
                              16.15
                              16.23
                              16.1
                              16.1
                              15.82
                              15.88
                              15.67
                              15.77
                              15.39
                              15.4
                              15.7
                              15.76
                              15.76
                              15.87
                              15.87
                              15.87
                              15.9
                              15.82
                              15.85
                              16.09
                              15.74
                              15.9
                              16.01
                              16.15
                              16.26
                              16.31
                              16.5
                              16.47
                              16.56
                              16.63
                              16.48
                              15.95
                              15.55
                              15.84
                              15.84
                              15.87
                              15.94
                              16
                              15.91
                              15.97
                              16
                              16
                              16.07
                              16.29
                              16.3
                              16.28
                              16.33
                              16.32
                              16.34
                              16.22
                              16.1
                              16.23
                              16.09
                              16.48
                              16.9
                              16.73
                              16.73
                              16.65
                              16.6
                              16.6
                              16.3
                              16.25
                              16.23
                              16.1
                              15.66
                              15.41
                              15.56
                              15.57
                              15.61
                              15.62
                              16.39
                              16.25
                              16.32
                              16.45
                              16.45
                              16.32
                              15.66
                              15.88
                              15.85
                              15.85
                              16.09
                              16.1
                              16.25
                              16.5
                              16.85
                              16.32
                              16.31
                              16.3
                              16.4
                              16.42
                              16.24
                              16.24
                              16.31
                              16.4
                              16.5
                              16.7
                              16.6
                              16.7
                              16.74
                              16.72
                              16.5
                              16.52
                              16.52
                              16.7
                              16.75
                              16.81
                              16.5
                              16.5
                              16.3
                              16.28
                              16
                              16.16
                              16.17
                              16.28
                              16.04
                              15.82
                              15.83
                              15.78
                              15.7
                              15.65
                              15.65
                              15.66
                              15.6
                              15.69
                              15.61
                              15.61
                              15.78
                              15.65
                              15.95
                              15.74
                              15.6
                              15.65
                              15.74
                              15.75
                              15.75
                              15.7
                              15.6
                              15.61
                              15.6
                              15.6
                              15.8
                              15.64
                              15.64
                              15.73
                              15.61
                              15.7
                              15.67
                              15.7
                              15.96
                              15.8
                              15.9
                              15.9
                              15.89
                              15.89
                              16.25
                              16.25
                              16.01
                              15.95
                              16.55
                              16.45
                              16.95
                              17
                              16.87
                              16.68
                              16.62
                              16.15
                              16.3
                              15.85
                              15.83
                              15.83
                              15.82
                              15.86
5/31/05                       15.94

(Sidebar)

FUND SNAPSHOT
------------------------------------
Common Share Price            $15.94
------------------------------------
Common Share
Net Asset Value               $14.93
------------------------------------
Premium/(Discount) to NAV      6.76%
------------------------------------
Market Yield                   5.01%
------------------------------------
Taxable-Equivalent Yield1      7.37%
------------------------------------
Net Assets Applicable to
Common Shares ($000)         $40,611
------------------------------------
Average Effective Maturity
on Securities (Years)          20.03
------------------------------------
Leverage-Adjusted Duration      7.03
------------------------------------


AVERAGE ANNUAL TOTAL RETURN
(Inception 11/21/02)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
1-Year         20.95%        12.62%
------------------------------------
Since
Inception       7.97%         7.54%
------------------------------------


SECTORS
(as a % of total investments)
------------------------------------
Tax Obligation/General         21.2%
------------------------------------
Tax Obligation/Limited         17.2%
------------------------------------
U.S. Guaranteed                16.8%
------------------------------------
Education and Civic
   Organizations               16.6%
------------------------------------
Housing/Multifamily             8.8%
------------------------------------
Water and Sewer                 7.9%
------------------------------------
Healthcare                      6.1%
------------------------------------
Other                           5.4%
------------------------------------


1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 32%. When comparing this Fund to investments that generate qualified dividend income, the taxable-equivalent yield is lower.

Nuveen Missouri Premium Income Municipal Fund
NOM


Performance
      OVERVIEW As of May 31, 2005


Pie Chart:
CREDIT QUALITY
(as a % of total investments)
AAA/U.S. Guaranteed              61%
AA                               17%
A                                 3%
BBB                               8%
N/R                              11%


Bar Chart:
2004-2005 MONTHLY TAX-FREE DIVIDENDS PER SHARE
Jun                           0.0735
Jul                           0.0735
Aug                           0.0735
Sep                           0.0735
Oct                           0.0735
Nov                           0.0735
Dec                           0.0735
Jan                           0.0735
Feb                           0.0735
Mar                           0.0735
Apr                           0.0735
May                           0.0735


Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
6/1/04                        15.2
                              15.39
                              15.5
                              15.6
                              15.5
                              15.64
                              15.58
                              15.55
                              15.55
                              15.43
                              15.44
                              15.2
                              15.2
                              15.28
                              15.25
                              15.19
                              15.19
                              15.17
                              15.17
                              15.17
                              15.27
                              15.26
                              15.55
                              15.47
                              15.46
                              15.47
                              15.54
                              15.76
                              15.76
                              15.76
                              15.95
                              15.95
                              16.05
                              16.2
                              16.19
                              16
                              16
                              16.2
                              16.2
                              16.2
                              16.2
                              16.2
                              16.2
                              16.35
                              16.6
                              16.7
                              16.88
                              16.95
                              16.99
                              16.98
                              16.9
                              16.85
                              16.85
                              16.87
                              17.02
                              17.02
                              17.02
                              17.15
                              17.15
                              17.13
                              17.21
                              17.21
                              17.21
                              17.25
                              17.2
                              17.42
                              17.49
                              17.49
                              17.25
                              17
                              17
                              17.23
                              16.99
                              17
                              17
                              17.03
                              17.05
                              17.04
                              17.05
                              16.9
                              16.92
                              17
                              16.99
                              16.84
                              16.75
                              16.75
                              16.72
                              16.64
                              16.6
                              16.59
                              16.59
                              16.7
                              16.7
                              16.7
                              16.79
                              17.05
                              17.07
                              17.07
                              17.07
                              17.07
                              17.14
                              17.2
                              17.2
                              17.2
                              17.3
                              17.4
                              17.4
                              17.42
                              17.55
                              17.65
                              17.65
                              17.35
                              17.12
                              16.84
                              16.92
                              16.92
                              17.5
                              17.4
                              17.4
                              17.4
                              17.52
                              17.52
                              17.52
                              17.4
                              17.57
                              17.85
                              17.84
                              17.85
                              17.7
                              17.69
                              17.7
                              17.7
                              17.65
                              17.59
                              17.54
                              17.45
                              17.8
                              17.57
                              17.64
                              17.75
                              17.87
                              17.95
                              17.95
                              17.95
                              18.5
                              18.56
                              18.66
                              18.66
                              18.95
                              19
                              18.8
                              18.6
                              18.45
                              18.2
                              18
                              17.58
                              17.25
                              17.18
                              17.15
                              17
                              17.05
                              17.05
                              17.35
                              17.4
                              17.4
                              17.3
                              17.3
                              17.3
                              17.3
                              17.24
                              17.16
                              17.15
                              17.05
                              17.04
                              17.08
                              17.2
                              17.11
                              16.96
                              16.85
                              16.85
                              16.85
                              16.95
                              16.86
                              16.92
                              16.95
                              16.91
                              16.67
                              16.74
                              16.8
                              16.9
                              16.95
                              16.99
                              16.82
                              17.25
                              17.15
                              17
                              16.84
                              16.84
                              16.8
                              16.72
                              16.72
                              16.51
                              16.5
                              16.63
                              16.76
                              16.75
                              16.8
                              16.8
                              16.8
                              16.8
                              16.8
                              16.8
                              16.9
                              16.9
                              16.95
                              17.2
                              17.3
                              17.3
                              17.3
                              17.07
                              17.02
                              17.1
                              17.18
                              17.06
                              17.38
                              17.3
                              17.1
                              17.3
                              17.65
                              17.65
                              17.49
                              17.42
                              17.42
                              17.52
                              17.7
                              17.54
                              17.54
                              17.42
                              17.42
                              17.63
                              17.81
                              17.98
                              17.94
                              17.82
                              17.79
                              17.99
                              17.99
                              17.99
                              17.82
                              17.67
                              17.67
                              17.9
                              17.88
5/31/05                       17.9

(Sidebar)

FUND SNAPSHOT
------------------------------------
Common Share Price            $17.90
------------------------------------
Common Share
Net Asset Value               $15.11
------------------------------------
Premium/(Discount) to NAV     18.46%
------------------------------------
Market Yield                   4.93%
------------------------------------
Taxable-Equivalent Yield1      7.30%
------------------------------------
Net Assets Applicable to
Common Shares ($000)         $34,219
------------------------------------
Average Effective Maturity
on Securities (Years)          16.55
------------------------------------
Leverage-Adjusted Duration      7.70
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 5/20/93)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
1-Year         24.38%        11.54%
------------------------------------
5-Year         12.73%         9.52%
------------------------------------
10-Year         9.82%         7.01%
------------------------------------


SECTORS
(as a % of total investments)
------------------------------------
Tax Obligation/Limited         23.9%
------------------------------------
Healthcare                     21.8%
------------------------------------
Tax Obligation/General         21.5%
------------------------------------
U.S. Guaranteed                 5.1%
------------------------------------
Housing/Multifamily             4.8%
------------------------------------
Education and Civic
   Organizations                4.3%
------------------------------------
Utilities                       3.9%
------------------------------------
Long-Term Care                  3.8%
------------------------------------
Other                          10.9%
------------------------------------


1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 32.5%. When comparing this Fund to investments that generate qualified dividend income, the taxable-equivalent yield is lower.

Report of
    INDEPENDENT REGISTERED
    PUBLIC ACCOUNTING FIRM


THE BOARD OF TRUSTEES AND SHAREHOLDERS
NUVEEN CONNECTICUT PREMIUM INCOME MUNICIPAL FUND
NUVEEN CONNECTICUT DIVIDEND ADVANTAGE MUNICIPAL FUND
NUVEEN CONNECTICUT DIVIDEND ADVANTAGE MUNICIPAL FUND 2
NUVEEN CONNECTICUT DIVIDEND ADVANTAGE MUNICIPAL FUND 3
NUVEEN MASSACHUSETTS PREMIUM INCOME MUNICIPAL FUND
NUVEEN MASSACHUSETTS DIVIDEND ADVANTAGE MUNICIPAL FUND
NUVEEN INSURED MASSACHUSETTS TAX-FREE ADVANTAGE MUNICIPAL FUND
NUVEEN MISSOURI PREMIUM INCOME MUNICIPAL FUND


We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Nuveen Connecticut Premium Income Municipal Fund, Nuveen Connecticut Dividend Advantage Municipal Fund, Nuveen Connecticut Dividend Advantage Municipal Fund 2, Nuveen Connecticut Dividend Advantage Municipal Fund 3, Nuveen Massachusetts Premium Income Municipal Fund, Nuveen Massachusetts Dividend Advantage Municipal Fund, Nuveen Insured Massachusetts Tax-Free Advantage Municipal Fund and Nuveen Missouri Premium Income Municipal Fund as of May 31, 2005, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Nuveen Connecticut Premium Income Municipal Fund, Nuveen Connecticut Dividend Advantage Municipal Fund, Nuveen Connecticut Dividend Advantage Municipal Fund 2, Nuveen Connecticut Dividend Advantage Municipal Fund 3, Nuveen Massachusetts Premium Income Municipal Fund, Nuveen Massachusetts Dividend Advantage Municipal Fund, Nuveen Insured Massachusetts Tax-Free Advantage Municipal Fund and Nuveen Missouri Premium Income Municipal Fund at May 31, 2005, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

Chicago, Illinois
July 14, 2005

                        Nuveen Connecticut Premium Income Municipal Fund (NTC)
                        Portfolio of
                                INVESTMENTS May 31, 2005
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 2.7% (1.9% OF TOTAL INVESTMENTS)

$       1,580   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            5/12 at 100.00         BBB     $    1,598,865
                 Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33

          600   Guam Economic Development Authority, Tobacco Settlement               5/11 at 100.00        Baa3            603,582
                 Asset-Backed Bonds, Series 2001B, 5.500%, 5/15/41


------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 38.8% (27.0% OF TOTAL INVESTMENTS)

                Connecticut Higher Education Supplemental Loan Authority,
                Revenue Bonds, Family Education Loan Program, Series 1996A:
          745    5.800%, 11/15/14 (Alternative Minimum Tax) - AMBAC Insured          11/06 at 102.00         AAA            746,959
          470    5.875%, 11/15/17 (Alternative Minimum Tax) - AMBAC Insured          11/06 at 102.00         AAA            471,278

          415   Connecticut Higher Education Supplemental Loan Authority,            11/09 at 102.00         AAA            418,934
                 Revenue Bonds, Family Education Loan Program, Series 1999A,
                 6.000%, 11/15/18 (Alternative Minimum Tax) - AMBAC Insured

          900   Connecticut Higher Education Supplemental Loan Authority,            11/11 at 100.00         Aaa            953,712
                 Revenue Bonds, Family Education Loan Program, Series 2001A,
                 5.250%, 11/15/18 (Alternative Minimum Tax) - MBIA Insured

        1,500   Connecticut Health and Educational Facilities Authority,              7/06 at 102.00         AAA          1,552,125
                 Revenue Bonds, Loomis Chaffee School, Series 1996C,
                 5.500%, 7/01/16 - MBIA Insured

        1,900   Connecticut Health and Educational Facilities Authority,              7/08 at 102.00         AAA          2,018,427
                 Revenue Bonds, Fairfield University, Series 1998H,
                 5.000%, 7/01/23 - MBIA Insured

        2,920   Connecticut Health and Educational Facilities Authority,              7/07 at 102.00         AAA          3,103,376
                 Revenue Bonds, Connecticut College, Series 1997C-1,
                 5.500%, 7/01/20 - MBIA Insured

        2,525   Connecticut Health and Educational Facilities Authority,             11/12 at 100.00         AAA          2,776,515
                 Revenue Bonds, Connecticut State University System,
                 Series 2003E, 5.000%, 11/01/15 - FGIC Insured

        1,250   Connecticut Health and Educational Facilities Authority,              7/09 at 101.00         AAA          1,340,850
                 Revenue Bonds, Fairfield University, Series 1999I,
                 5.250%, 7/01/25 - MBIA Insured

          750   Connecticut Health and Educational Facilities Authority,              7/09 at 101.00         Aaa            818,430
                 Revenue Bonds, Horace Bushnell Memorial Hall,
                 Series 1999A, 5.625%, 7/01/29 - MBIA Insured

        1,000   Connecticut Health and Educational Facilities Authority,                No Opt. Call         AAA          1,116,620
                 Revenue Bonds, Connecticut State University System,
                 Series 2003F, 5.000%, 11/01/13 - FSA Insured

          500   Connecticut Health and Educational Facilities Authority,              7/11 at 101.00         AAA            527,210
                 Revenue Bonds, Trinity College, Series 2001G,
                 5.000%, 7/01/31 - AMBAC Insured

          650   Connecticut Health and Educational Facilities Authority,              7/11 at 101.00          A2            710,034
                 Revenue Bonds, Loomis Chaffee School, Series 2001D,
                 5.500%, 7/01/23

        1,375   Connecticut Health and Educational Facilities Authority,              7/14 at 100.00         AAA          1,488,066
                 Revenue Bonds, Trinity College, Series 2004H,
                 5.000%, 7/01/21 - MBIA Insured

          450   Connecticut Health and Educational Facilities Authority,              3/11 at 101.00         AAA            472,963
                 Revenue Bonds, Greenwich Academy, Series 2001B,
                 5.000%, 3/01/32 - FSA Insured

        2,000   Connecticut Health and Educational Facilities Authority,              7/12 at 101.00          AA          2,126,540
                 Revenue Bonds, University of Hartford, Series 2002E,
                 5.250%, 7/01/32 - RAAI Insured

        1,500   Connecticut Health and Educational Facilities Authority,              7/09 at 100.00         AAA          1,586,685
                 Revenue Bonds, Yale University, Series 2002W,
                 5.125%, 7/01/27

        1,500   Connecticut Health and Educational Facilities Authority,              7/13 at 100.00         AAA          1,577,700
                 Revenue Bonds, Yale University, Series 2003X-1,
                 5.000%, 7/01/42

          925   Connecticut Health and Educational Facilities Authority,              7/13 at 100.00         AAA            979,473
                 Revenue Bonds, Brunswick School, Series 2003B,
                 5.000%, 7/01/33 - MBIA Insured

        1,000   University of Connecticut, Student Fee Revenue Refunding             11/12 at 101.00         AAA          1,123,420
                 Bonds, Series 2002A, 5.250%, 11/15/19 - FGIC Insured


                                       22

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS (continued)

$       1,100   University of Connecticut, General Obligation Bonds,                  2/13 at 100.00         AAA     $    1,201,882
                 Series 2003A, 5.125%, 2/15/21 - MBIA Insured

                University of Connecticut, General Obligation Bonds, Series 2004A:
        1,000    5.000%, 1/15/18 - MBIA Insured                                       1/14 at 100.00         AAA          1,094,020
        2,000    5.000%, 1/15/19 - MBIA Insured                                       1/14 at 100.00         AAA          2,180,340

        1,220   University of Connecticut, General Obligation Bonds,                  2/15 at 100.00         AAA          1,349,845
                 Series 2005A, 5.000%, 2/15/17 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 11.7% (8.1% OF TOTAL INVESTMENTS)

        2,000   Connecticut Health and Educational Facilities Authority,              7/09 at 101.00         Aaa          2,084,680
                 Revenue Bonds, Stamford Hospital, Series 1999G,
                 5.000%, 7/01/24 - MBIA Insured

        1,000   Connecticut Health and Educational Facilities Authority,              7/07 at 102.00         AAA          1,067,060
                 Revenue Bonds, William W. Backus Hospital, Series 1997D,
                 5.750%, 7/01/27 - AMBAC Insured

        3,000   Connecticut Health and Educational Facilities Authority,              7/07 at 101.00         Aaa          3,084,630
                 Revenue Refunding Bonds, Middlesex Health Services,
                 Series 1997H, 5.125%, 7/01/27 - MBIA Insured

        2,000   Connecticut Health and Educational Facilities Authority,              7/10 at 101.00          AA          2,221,520
                 Revenue Bonds, Eastern Connecticut Health Network,
                 Series 2000A, 6.000%, 7/01/25 - RAAI Insured

          500   Connecticut Health and Educational Facilities Authority,              7/12 at 101.00          AA            549,625
                 Revenue Bonds, Bristol Hospital, Series 2002B,
                 5.500%, 7/01/21 - RAAI Insured

          500   Connecticut Health and Educational Facilities Authority,              7/15 at 100.00         Aa3            530,900
                 Revenue Bonds, Griffin Hospital, Series 2005B,
                 5.000%, 7/01/23 - RAAI Insured


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 3.7% (2.6% OF TOTAL INVESTMENTS)

        1,000   Connecticut Housing Finance Authority, Housing Mortgage              12/09 at 100.00         AAA          1,048,860
                 Finance Program Bonds, Series 1999D-2, 6.200%, 11/15/41
                 (Alternative Minimum Tax)

        1,865   Williamantic Housing Authority, Connecticut, GNMA                    10/05 at 105.00         AAA          1,970,876
                 Collateralized Multifamily Housing Mortgage Revenue Bonds,
                 Village Heights Apartments, Series 1995A, 8.000%, 10/20/30


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 1.3% (0.9% OF TOTAL INVESTMENTS)

        1,000   Connecticut Housing Finance Authority, Housing Mortgage              11/10 at 100.00         AAA          1,027,730
                 Finance Program Bonds, Series 2001C, 5.300%, 11/15/33
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                INDUSTRIALS - 2.2% (1.5% OF TOTAL INVESTMENTS)

        1,750   Connecticut Resource Recovery Authority, Revenue Bonds,              12/11 at 102.00        Baa2          1,817,603
                 American Ref-Fuel Company of Southeastern Connecticut LP,
                 Series 1998A-I, 5.500%, 11/15/15 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 7.3% (5.1% OF TOTAL INVESTMENTS)

        1,300   Connecticut Health and Educational Facilities Authority,              8/08 at 102.00         AAA          1,360,229
                 FHA-Insured Mortgage Revenue Bonds, Hebrew Home and
                 Hospital, Series 1999B, 5.200%, 8/01/38

          750   Connecticut Development Authority, First Mortgage Gross               4/07 at 102.00        BBB-            761,003
                 Revenue Refunding Healthcare Bonds, Church Homes Inc. -
                 Congregational Avery Heights, Series 1997, 5.700%, 4/01/12

          615   Connecticut Development Authority, First Mortgage Gross               9/09 at 102.00          AA            664,729
                 Revenue Refunding Healthcare Bonds, Connecticut Baptist
                 Homes Inc., Series 1999, 5.500%, 9/01/15 - RAAI Insured

                Connecticut Development Authority, Revenue Refunding Bonds,
                Duncaster Inc., Series 1999A:
        1,000    5.250%, 8/01/19 - RAAI Insured                                       2/10 at 102.00          AA          1,065,410
        1,000    5.375%, 8/01/24 - RAAI Insured                                       2/10 at 102.00          AA          1,069,920

        1,000   Connecticut Development Authority, Health Facilities Revenue          8/05 at 101.00         N/R          1,005,690
                 Refunding Bonds, Alzheimer's Resource Center of
                 Connecticut Inc., Series 1994A, 7.000%, 8/15/09


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 22.1% (15.4% OF TOTAL INVESTMENTS)

          500   Bridgeport, Connecticut, General Obligation Bonds,                      No Opt. Call         AAA            565,385
                 Series 2004C, 5.250%, 8/15/14 - MBIA Insured

          750   Bridgeport, Connecticut, General Obligation Refunding Bonds,          8/12 at 100.00         Aaa            835,050
                 Series 2002A, 5.375%, 8/15/19 - FGIC Insured


                                       23


                        Nuveen Connecticut Premium Income Municipal Fund (NTC) (continued)
                             Portfolio of INVESTMENTS May 31, 2005
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL (continued)

$       1,000   Bridgeport, Connecticut, General Obligation Bonds,                    9/13 at 100.00         AAA     $    1,105,960
                 Series 2003A, 5.250%, 9/15/23 - FSA Insured

        1,110   Connecticut, General Obligation Bonds, Series 2004C,                  4/14 at 100.00         AAA          1,197,435
                 5.000%, 4/01/23 - FGIC Insured

          820   Connecticut, General Obligation Bonds, Series 2004D,                    No Opt. Call         Aaa            916,145
                 5.000%, 12/01/13 - MBIA Insured

        1,385   Danbury, Connecticut, General Obligation Bonds, Series 2004,            No Opt. Call         AAA          1,551,491
                 5.000%, 8/01/14 - FGIC Insured

                Hartford, Connecticut, General Obligation Bonds, Series 2005A:
          775    5.000%, 8/01/20 - FSA Insured                                        8/15 at 100.00         AAA            846,967
          525    4.375%, 8/01/24 - FSA Insured                                        8/15 at 100.00         AAA            531,647

          500   Hartford, Connecticut, General Obligation Bonds,                        No Opt. Call         AAA            562,220
                 Series 2005C, 5.000%, 9/01/17 (WI, settling 6/02/05) -
                 MBIA Insured

          400   Northern Mariana Islands, General Obligation Bonds,                   6/10 at 100.00           A            428,168
                 Series 2000A, 6.000%, 6/01/20 - ACA Insured

        1,500   Puerto Rico, General Obligation and Public Improvement Bonds,           No Opt. Call         AAA          1,787,790
                 Series 2001A, 5.500%, 7/01/20 - MBIA Insured

                Regional School District 16, Beacon Falls and Prospect,
                Connecticut, General Obligation Bonds, Series 2000:
          350    5.500%, 3/15/18 - FSA Insured                                        3/10 at 101.00         Aaa            385,599
          350    5.625%, 3/15/19 - FSA Insured                                        3/10 at 101.00         Aaa            388,006
          350    5.700%, 3/15/20 - FSA Insured                                        3/10 at 101.00         Aaa            388,259

        1,420   Regional School District 16, Connecticut, General Obligation          3/13 at 101.00         Aaa          1,568,234
                 Bonds, Series 2003, 5.000%, 3/15/16 - AMBAC Insured

        2,105   Stratford, Connecticut, General Obligation Bonds, Series 2002,        2/12 at 100.00         AAA          2,168,613
                 4.000%, 2/15/15 - FSA Insured

        1,000   Waterbury, Connecticut, General Obligation Bonds,                       No Opt. Call         AAA          1,106,640
                 Series 2004B, 5.000%, 4/01/13 - FSA Insured

        1,630   Westport, Connecticut, General Obligation Bonds,                      2/12 at 100.00         Aaa          1,718,884
                 Series 2003, 4.750%, 2/01/19


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 16.0% (11.1% OF TOTAL INVESTMENTS)

        1,900   Capitol Region Education Council, Connecticut, Revenue Bonds,        10/05 at 102.00         BBB          1,954,834
                 Series 1995, 6.700%, 10/15/10

        2,000   Connecticut Health and Educational Facilities Authority,              7/09 at 102.00         AAA          2,199,880
                 Revenue Bonds, Child Care Facilities Program, Series 1999C,
                 5.625%, 7/01/29 - AMBAC Insured

                Connecticut, Special Tax Obligation Transportation
                Infrastructure Purpose Bonds, Series 2002B:
        2,000    5.000%, 12/01/20 - AMBAC Insured                                    12/12 at 100.00         AAA          2,144,560
        1,000    5.000%, 12/01/21 - AMBAC Insured                                    12/12 at 100.00         AAA          1,070,940

          500   Connecticut, Special Tax Obligation Transportation                    1/14 at 100.00         AAA            537,325
                 Infrastructure Purpose Bonds, Series 2003B, 5.000%, 1/01/23 -
                 FGIC Insured

          625   Connecticut, Special Obligation Rate Reduction Bonds,                   No Opt. Call         AAA            687,994
                 Series 2004A, 5.000%, 6/30/11

        2,000   Puerto Rico Municipal Finance Agency, Series 2002A,                   8/12 at 100.00         AAA          2,198,760
                 5.250%, 8/01/21 - FSA Insured

        1,000   Virgin Islands Public Finance Authority, Gross Receipts Taxes        10/10 at 101.00         BBB          1,139,950
                 Loan Note, Series 1999A, 6.500%, 10/01/24

        1,000   Virgin Islands Public Finance Authority, Gross Receipts Taxes        10/14 at 100.00         AAA          1,118,410
                 Loan Note, Series 2003, 5.250%, 10/01/19 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 1.0% (0.7% OF TOTAL INVESTMENTS)

          750   Connecticut, General Airport Revenue Bonds, Bradley                   4/11 at 101.00         AAA            783,188
                 International Airport, Series 2001A, 5.125%, 10/01/26
                 (Alternative Minimum Tax) - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED *** - 19.6% (13.6% OF TOTAL INVESTMENTS)

        1,500   Bridgeport, Connecticut, General Obligation Bonds,                    7/10 at 101.00         AAA          1,717,320
                 Series 2000A, 6.000%, 7/15/19 (Pre-refunded to 7/15/10) -
                 FGIC Insured

          935   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            7/10 at 100.00         AAA            992,858
                 Asset-Backed Bonds, Series 2000, 5.750%, 7/01/20
                 (Pre-refunded to 7/01/10)

           40   Connecticut, General Obligation Bonds, Series 1993E,                    No Opt. Call       AA***             46,590
                 6.000%, 3/15/12

        2,000   Connecticut, General Obligation Bonds, Series 2002B,                  6/12 at 100.00       AA***          2,275,540
                 5.500%, 6/15/21 (Pre-refunded to 6/15/12)

        1,500   Connecticut, General Obligation Bonds, Series 2002A,                  4/12 at 100.00       AA***          1,692,090
                 5.375%, 4/15/19 (Pre-refunded to 4/15/12)


                                       24

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED *** (continued)

$       1,000   Connecticut, Special Tax Obligation Transportation                    7/12 at 100.00         AAA     $    1,130,420
                 Infrastructure Purpose Bonds, Series 2002A, 5.375%, 7/01/19
                 (Pre-refunded to 7/01/12) - FSA Insured

        1,000   Connecticut, Special Assessment Revenue Bonds, Second                 1/11 at 101.00         AAA          1,115,390
                 Injury Fund, Series 2000A, 5.250%, 1/01/14 (Pre-refunded
                 to 1/01/11) - FSA Insured

        1,000   Connecticut, Clean Water Fund Revenue Bonds, Series 2001,            10/11 at 100.00         AAA          1,130,560
                 5.500%, 10/01/20 (Pre-refunded to 10/01/11)

        1,000   Hartford, Connecticut, General Obligation Bonds, Series 2000,         6/10 at 102.00         AAA          1,107,700
                 5.500%, 6/15/20 (Pre-refunded to 6/15/10) - FGIC Insured

        1,000   Hartford, Connecticut, Parking System Revenue Bonds,                  7/10 at 100.00     Baa2***          1,145,210
                 Series 2000A, 6.400%, 7/01/20 (Pre-refunded to 7/01/10)

          300   Puerto Rico, General Obligation and Public Improvement                7/11 at 100.00         AAA            331,947
                 Bonds, Series 2001, 5.125%, 7/01/30 (Pre-refunded
                 to 7/01/11) - FSA Insured

        1,000   Puerto Rico Infrastructure Financing Authority, Special              10/10 at 101.00         AAA          1,096,710
                 Obligation Bonds, Series 2000A, 5.500%, 10/01/40

        1,000   Waterbury, Connecticut, General Obligation Bonds,                     4/12 at 100.00         AAA          1,127,600
                 Series 2002A, 5.375%, 4/01/17 (Pre-refunded to
                 4/01/12) - FSA Insured

          965   Waterbury, Connecticut, General Obligation Tax Revenue                2/09 at 101.00       AA***          1,074,412
                 Intercept Bonds, Series 2000, 6.000%, 2/01/19 (Pre-refunded to 2/01/09) - RAAI Insured


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 5.5% (3.8% OF TOTAL INVESTMENTS)

        1,575   Bristol Resource Recovery Facility Operating Committee,                 No Opt. Call         AAA          1,733,965
                 Connecticut, Solid Waste Revenue Bonds, Covanta
                 Bristol Inc., Series 2005, 5.000%, 7/01/12 - AMBAC Insured

        1,000   Connecticut Development Authority, Pollution Control                 10/08 at 102.00        Baa1          1,065,400
                 Revenue Refunding Bonds, Connecticut Light and Power
                 Company, Series 1993A, 5.850%, 9/01/28

                Eastern Connecticut Resource Recovery Authority, Solid
                Waste Revenue Bonds, Wheelabrator Lisbon
                Project, Series 1993A:
          395    5.500%, 1/01/14 (Alternative Minimum Tax)                            7/05 at 100.00         BBB            399,582
        1,290    5.500%, 1/01/20 (Alternative Minimum Tax)                            7/05 at 100.00         BBB          1,298,127


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 11.6% (8.0% OF TOTAL INVESTMENTS)

        1,185   Connecticut, State Revolving Fund General Revenue Bonds,             10/13 at 100.00         AAA          1,302,576
                 Series 2003A, 5.000%, 10/01/16

        1,500   Connecticut, State Revolving Fund General Revenue Bonds,                No Opt. Call         AAA          1,665,344
                 Series 2003B, 5.000%, 10/01/12

        2,550   Connecticut Development Authority, Water Facilities Revenue           9/06 at 102.00         AAA          2,686,475
                 Bonds, Bridgeport Hydraulic Company, Series 1996,
                 6.000%, 9/01/36 (Alternative Minimum Tax) -
                 AMBAC Insured

                South Central Connecticut Regional Water Authority, Water
                System Revenue Bonds, Eighteenth Series 2003A:
        1,000    5.000%, 8/01/20 - MBIA Insured                                       8/13 at 100.00         AAA          1,088,650
        1,525    5.000%, 8/01/33 - MBIA Insured                                       8/13 at 100.00         AAA          1,618,817

        1,000   Stamford, Connecticut, Water Pollution Control System                11/13 at 100.00         AA+          1,058,980
                 and Facility Revenue Bonds, Series 2003A, 5.000%, 11/15/32
------------------------------------------------------------------------------------------------------------------------------------
$     108,560   Total Long-Term Investments (cost $110,731,132) - 143.6%                                                117,058,913
================--------------------------------------------------------------------------------------------------------------------


                                       25


                        Nuveen Connecticut Premium Income Municipal Fund (NTC) (continued)
                             Portfolio of INVESTMENTS May 31, 2005
    PRINCIPAL                                                                                                                MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                                         RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                SHORT-TERM INVESTMENTS - 0.4% (0.3% OF TOTAL INVESTMENTS)

$         300   Puerto Rico Government Development Bank, Adjustable                                       VMIG-1     $      300,000
                 Refunding Bonds, Variable Rate Demand Obligations,
                 Series 1985, 2.850%, 12/01/15 - MBIA Insured+
------------------------------------------------------------------------------------------------------------------------------------
$         300   Total Short-Term Investments (cost $300,000)                                                                300,000
=============-----------------------------------------------------------------------------------------------------------------------
                Total Investments (cost $111,031,132) - 143.9%                                                          117,358,913
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 3.1%                                                                      2,470,241
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (47.0)%                                                        (38,300,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $   81,529,154
                ====================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    * Optional Call Provisions (not covered by the report of independent registered public accounting firm): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

                    ** Ratings (not covered by the report of independent registered public accounting firm): Using the higher of Standard & Poor's or Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

                    N/R  Investment is not rated.

                    (WI) Security purchased on a when-issued basis.

                    + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

                                 See accompanying notes to financial statements.

                        Nuveen Connecticut Dividend Advantage Municipal Fund (NFC)
                        Portfolio of
                                INVESTMENTS May 31, 2005
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 4.7% (3.2% OF TOTAL INVESTMENTS)

                Guam Economic Development Authority, Tobacco Settlement
                Asset-Backed Bonds, Series 2001A:
$          90    5.000%, 5/15/22                                                      5/11 at 100.00        Baa3     $       91,274
          500    5.400%, 5/15/31                                                      5/11 at 100.00        Baa3            503,350

        1,270   Guam Economic Development Authority, Tobacco Settlement               5/11 at 100.00        Baa3          1,277,582
                 Asset-Backed Bonds, Series 2001B, 5.500%, 5/15/41


------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 30.7% (20.9% OF TOTAL INVESTMENTS)

          705   Connecticut Higher Education Supplemental Loan Authority,            11/11 at 100.00         Aaa            747,074
                 Revenue Bonds, Family Education Loan Program,
                 Series 2001A, 5.250%, 11/15/18 (Alternative Minimum Tax) -
                 MBIA Insured

           50   Connecticut Health and Educational Facilities Authority,              7/08 at 101.00          AA             51,350
                 Revenue Bonds, Sacred Heart University, Series 1998E,
                 5.000%, 7/01/28 - RAAI Insured

          500   Connecticut Health and Educational Facilities Authority,              7/06 at 102.00        BBB-            516,185
                 Revenue Bonds, University of New Haven, Series 1996D,
                 6.700%, 7/01/26

          750   Connecticut Health and Educational Facilities Authority,             11/12 at 100.00         AAA            824,708
                 Revenue Bonds, Connecticut State University System,
                 Series 2003E, 5.000%, 11/01/15 - FGIC Insured

          500   Connecticut Health and Educational Facilities Authority,                No Opt. Call         AAA            558,310
                 Revenue Bonds, Connecticut State University System,
                 Series 2003F, 5.000%, 11/01/13 - FSA Insured

        1,500   Connecticut Health and Educational Facilities Authority,              7/11 at 101.00         AAA          1,581,630
                 Revenue Bonds, Trinity College, Series 2001G,
                 5.000%, 7/01/31 - AMBAC Insured

        1,000   Connecticut Health and Educational Facilities Authority,              7/11 at 101.00          A2          1,092,360
                 Revenue Bonds, Loomis Chaffee School, Series 2001D,
                 5.500%, 7/01/23

          350   Connecticut Health and Educational Facilities Authority,              4/14 at 100.00         AAA            384,111
                 Revenue Bonds, Trinity College, Series 2004H,
                 5.000%, 7/01/17 - MBIA Insured

          625   Connecticut Health and Educational Facilities Authority,              3/11 at 101.00         AAA            656,894
                 Revenue Bonds, Greenwich Academy, Series 2001B,
                 5.000%, 3/01/32 - FSA Insured

        1,000   Connecticut Health and Educational Facilities Authority,              7/12 at 101.00          AA          1,063,270
                 Revenue Bonds, University of Hartford, Series 2002E,
                 5.250%, 7/01/32 - RAAI Insured

        1,000   Connecticut Health and Educational Facilities Authority,              7/09 at 100.00         AAA          1,057,790
                 Revenue Bonds, Yale University, Series 2002W,
                 5.125%, 7/01/27

                Puerto Rico Industrial, Tourist, Educational, Medical and
                Environmental Control Facilities Financing Authority, Higher
                Education Revenue Bonds, Ana G. Mendez University
                System, Series 1999:
          125    5.375%, 2/01/19                                                      2/09 at 101.00         BBB            130,143
          270    5.375%, 2/01/29                                                      2/09 at 101.00         BBB            278,516

                University of Connecticut, General Obligation Bonds,
                Series 2001A:
        1,000    5.250%, 4/01/20                                                      4/11 at 101.00          AA          1,091,980
        1,000    4.750%, 4/01/20                                                      4/11 at 101.00          AA          1,046,540
        1,000    4.750%, 4/01/21                                                      4/11 at 101.00          AA          1,043,490


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 3.8% (2.6% OF TOTAL INVESTMENTS)

          125   Connecticut Health and Educational Facilities Authority,              7/09 at 101.00         Aaa            130,292
                 Revenue Bonds, Stamford Hospital, Series 1999G,
                 5.000%, 7/01/24 - MBIA Insured

        1,000   Connecticut Health and Educational Facilities Authority,              7/12 at 101.00          AA          1,086,670
                 Revenue Bonds, Bristol Hospital, Series 2002B,
                 5.500%, 7/01/32 - RAAI Insured

          250   Connecticut Health and Educational Facilities Authority,              7/15 at 100.00         Aa3            265,450
                 Revenue Bonds, Griffin Hospital, Series 2005B,
                 5.000%, 7/01/23 - RAAI Insured


                                       27


                        Nuveen Connecticut Dividend Advantage Municipal Fund (NFC) (continued)
                             Portfolio of INVESTMENTS May 31, 2005
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 2.0% (1.3% OF TOTAL INVESTMENTS)

$         750   Stamford Housing Authority, Connecticut, Multifamily                    No Opt. Call        BBB+     $      777,450
                 Housing Revenue Bonds, Fairfield Apartments, Series 1998,
                 4.750%, 12/01/28 (Alternative Minimum Tax)
                 (Mandatory put 12/01/08)


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 2.6% (1.8% OF TOTAL INVESTMENTS)

        1,000   Connecticut Housing Finance Authority, Housing Mortgage              11/10 at 100.00         AAA          1,027,730
                 Finance Program Bonds, Series 2001C, 5.300%, 11/15/33
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                INDUSTRIALS - 2.6% (1.8% OF TOTAL INVESTMENTS)

        1,000   Connecticut Resource Recovery Authority, Revenue Bonds,              12/11 at 102.00        Baa2          1,038,630
                 American Ref-Fuel Company of Southeastern Connecticut LP,
                 Series 1998A-I, 5.500%, 11/15/15 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 2.1% (1.4% OF TOTAL INVESTMENTS)

          300   Connecticut Development Authority, First Mortgage Gross              12/11 at 102.00        BBB+            320,889
                 Revenue Healthcare Bonds, Elim Park Baptist Home Inc.,
                 Series 2003, 5.750%, 12/01/23

          500   Connecticut Development Authority, Health Facilities Revenue          8/05 at 101.00         N/R            495,415
                 Refunding Bonds, Alzheimer's Resource Center of
                 Connecticut Inc., Series 1994A, 7.250%, 8/15/21


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 14.9% (10.1% OF TOTAL INVESTMENTS)

          500   Bridgeport, Connecticut, General Obligation Bonds,                      No Opt. Call         AAA            565,385
                 Series 2004C, 5.250%, 8/15/14 - MBIA Insured

          560   Connecticut, General Obligation Bonds, Series 2004C,                  4/14 at 100.00         AAA            604,111
                 5.000%, 4/01/23 - FGIC Insured

          545   Connecticut, General Obligation Bonds, Series 2004D,                    No Opt. Call         Aaa            608,901
                 5.000%, 12/01/13 - MBIA Insured

          500   East Lyme, Connecticut, General Obligation Bonds,                     7/11 at 102.00         Aaa            541,745
                 Series 2001, 5.125%, 7/15/20 - FGIC Insured

          400   Hartford, Connecticut, General Obligation Bonds,                        No Opt. Call         AAA            451,988
                 Series 2004, 5.500%, 8/15/11 - MBIA Insured

                Hartford, Connecticut, General Obligation Bonds, Series 2005A:
          360    5.000%, 8/01/21 - FSA Insured                                        8/15 at 100.00         AAA            391,853
          240    4.375%, 8/01/24 - FSA Insured                                        8/15 at 100.00         AAA            243,038

        1,000   New Haven, Connecticut, General Obligation Bonds,                    11/10 at 101.00         AAA          1,068,760
                 Series 2001A, 5.000%, 11/01/20 - FGIC Insured

          565   Newtown, Connecticut, General Obligation Bonds,                         No Opt. Call         Aa2            590,871
                 Series 2004, 4.000%, 6/15/11

          250   Northern Mariana Islands, General Obligation Bonds,                   6/10 at 100.00           A            267,605
                 Series 2000A, 6.000%, 6/01/20 - ACA Insured

          500   Waterbury, Connecticut, General Obligation Bonds,                       No Opt. Call         AAA            553,320
                 Series 2004B, 5.000%, 4/01/13 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 16.6% (11.3% OF TOTAL INVESTMENTS)

        1,000   Connecticut Health and Educational Facilities Authority,              7/08 at 105.00           A          1,103,790
                 Revenue Bonds, New Opportunities for Waterbury Inc.,
                 Series 1998A, 6.750%, 7/01/28

        1,475   Connecticut, Special Tax Obligation Transportation                      No Opt. Call         AAA          1,686,692
                 Infrastructure Purpose Bonds, Series 1998B,
                 5.500%, 11/01/12 - FSA Insured

          625   Connecticut, Special Obligation Rate Reduction Bonds,                   No Opt. Call         AAA            687,994
                 Series 2004A, 5.000%, 6/30/11

                Connecticut, Certificates of Participation, Juvenile Training
                School, Series 2001:
          600    5.000%, 12/15/20                                                    12/11 at 101.00         AA-            640,452
        1,000    5.000%, 12/15/30                                                    12/11 at 101.00         AA-          1,051,550

          500   Virgin Islands Public Finance Authority, Senior Lien Revenue         10/08 at 101.00          AA            530,515
                 Refunding Bonds, Matching Fund Loan Note, Series 1998A,
                 5.500%, 10/01/18 - RAAI Insured

          750   Virgin Islands Public Finance Authority, Gross Receipts Taxes        10/10 at 101.00         BBB            856,530
                 Loan Note, Series 1999A, 6.375%, 10/01/19


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 6.6% (4.5% OF TOTAL INVESTMENTS)

        2,500   Connecticut, General Airport Revenue Bonds, Bradley                   4/11 at 101.00         AAA          2,610,625
                 International Airport, Series 2001A, 5.125%, 10/01/26
                 (Alternative Minimum Tax) - FGIC Insured


                                       28

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED *** - 42.2% (28.6% OF TOTAL INVESTMENTS)

$         455   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            7/10 at 100.00         AAA     $      483,155
                 Asset-Backed Bonds, Series 2000, 5.750%, 7/01/20
                 (Pre-refunded to 7/01/10)

          750   Connecticut, General Obligation Bonds, Series 2002B,                  6/12 at 100.00       AA***            853,328
                 5.500%, 6/15/21 (Pre-refunded to 6/15/12)

        1,000   Connecticut, General Obligation Bonds, Series 2002A,                  4/12 at 100.00       AA***          1,128,060
                 5.375%, 4/15/19 (Pre-refunded to 4/15/12)

          500   Connecticut, Special Tax Obligation Transportation                    7/12 at 100.00         AAA            565,210
                 Infrastructure Purpose Bonds, Series 2002A,
                 5.375%, 7/01/18 (Pre-refunded to 7/01/12) - FSA Insured

        2,000   Connecticut, Clean Water Fund Revenue Bonds, Series 2001,            10/11 at 100.00         AAA          2,261,120
                 5.500%, 10/01/20 (Pre-refunded to 10/01/11)

          700   Farmington, Connecticut, General Obligation Bonds,                    3/11 at 101.00      Aa1***            768,509
                 Series 2001, 4.875%, 3/15/20 (Pre-refunded to 3/15/11)

                Hamden, Connecticut, General Obligation Bonds, Series 2001:
          640    5.250%, 8/15/18 (Pre-refunded to 8/15/11) - MBIA Insured             8/11 at 102.00         AAA            723,795
          635    5.000%, 8/15/19 (Pre-refunded to 8/15/11) - MBIA Insured             8/11 at 102.00         AAA            709,270
          300    5.000%, 8/15/20 (Pre-refunded to 8/15/11) - MBIA Insured             8/11 at 102.00         AAA            335,088

        1,000   Hartford, Connecticut, General Obligation Bonds, Series 1998,         1/08 at 102.00         AAA          1,048,380
                 4.700%, 1/15/15 (Pre-refunded to 1/15/08) - FGIC Insured

          375   New Haven, Connecticut, General Obligation Bonds,                     2/08 at 101.00         AAA            395,681
                 Series 1999, 4.700%, 2/01/15 (Pre-refunded to 2/01/08) -
                 FGIC Insured

                Norwich, Connecticut, General Obligation Bonds, Series 2001A:
          575    5.000%, 4/01/17 (Pre-refunded to 4/01/09) - FGIC Insured             4/09 at 100.00         Aaa            616,653
          475    5.000%, 4/01/18 (Pre-refunded to 4/01/09) - FGIC Insured             4/09 at 100.00         Aaa            509,409
          575    5.000%, 4/01/19 (Pre-refunded to 4/01/09) - FGIC Insured             4/09 at 100.00         Aaa            616,653
          275    5.000%, 4/01/20 (Pre-refunded to 4/01/09) - FGIC Insured             4/09 at 100.00         Aaa            294,921

                Puerto Rico Infrastructure Financing Authority, Special
                Obligation Bonds, Series 2000A:
        1,425    5.500%, 10/01/32                                                    10/10 at 101.00         AAA          1,570,307
        1,300    5.500%, 10/01/40                                                    10/10 at 101.00         AAA          1,425,723

          790   Puerto Rico Electric Power Authority, Power Revenue                   7/05 at 100.00       A-***            791,620
                 Refunding Bonds, Series 1995Z, 5.250%, 7/01/21
                 (Pre-refunded to 7/01/05)

        1,000   Waterbury, Connecticut, General Obligation Bonds,                     4/12 at 100.00         AAA          1,127,600
                 Series 2002A, 5.375%, 4/01/17 (Pre-refunded to 4/01/12) -
                 FSA Insured

          370   Windsor, Connecticut, General Obligation Bonds,                       7/09 at 100.00      Aa2***            396,877
                 Series 2001, 5.000%, 7/15/20 (Pre-refunded to 7/15/09)


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 9.3% (6.3% OF TOTAL INVESTMENTS)

          500   Connecticut Development Authority, Pollution Control                 10/08 at 102.00        Baa1            532,700
                 Revenue Refunding Bonds, Connecticut Light and Power
                 Company, Series 1993A, 5.850%, 9/01/28

        1,000   Eastern Connecticut Resource Recovery Authority, Solid                7/05 at 100.00         BBB          1,011,600
                 Waste Revenue Bonds, Wheelabrator Lisbon Project,
                 Series 1993A, 5.500%, 1/01/14 (Alternative Minimum Tax)
        1,975   Puerto Rico Electric Power Authority, Power Revenue Bonds,            7/10 at 101.00         AAA          2,133,336
                 Series 2000HH, 5.250%, 7/01/29 - FSA Insured


                                       29


                        Nuveen Connecticut Dividend Advantage Municipal Fund (NFC) (continued)
                             Portfolio of INVESTMENTS May 31, 2005
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 8.7% (5.9% OF TOTAL INVESTMENTS)

$       1,185   Connecticut, State Revolving Fund General Revenue Bonds,             10/13 at 100.00         AAA     $    1,302,576
                 Series 2003A, 5.000%, 10/01/16

          500   Connecticut, State Revolving Fund General Revenue Bonds,                No Opt. Call         AAA            555,115
                 Series 2003B, 5.000%, 10/01/12

                South Central Connecticut Regional Water Authority, Water
                System Revenue Bonds, Eighteenth Series 2003A:
          750    5.000%, 8/01/20 - MBIA Insured                                       8/13 at 100.00         AAA            816,487
          720    5.000%, 8/01/33 - MBIA Insured                                       8/13 at 100.00         AAA            764,294
------------------------------------------------------------------------------------------------------------------------------------
$      53,800   Total Long-Term Investments (cost $54,647,253) - 146.8%                                                  57,932,275
=============-----------------------------------------------------------------------------------------------------------------------

                SHORT-TERM INVESTMENTS - 0.5% (0.3% OF TOTAL INVESTMENTS)

          200   Puerto Rico Government Development Bank, Adjustable                                       VMIG-1            200,000
                 Refunding Bonds, Variable Rate Demand Obligations,
                 Series 1985, 2.850%, 12/01/15 - MBIA Insured+
------------------------------------------------------------------------------------------------------------------------------------
$         200   Total Short-Term Investments (cost $200,000)                                                                200,000
=============-----------------------------------------------------------------------------------------------------------------------
                Total Investments (cost $54,847,253) - 147.3%                                                            58,132,275
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 2.1%                                                                        831,820
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (49.4)%                                                        (19,500,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $   39,464,095
                ====================================================================================================================

FORWARD SWAP CONTRACTS OUTSTANDING AT MAY 31, 2005:
                                                                                                                         UNREALIZED
                                                                               NOTIONAL     EFFECTIVE    TERMINATION   APPRECIATION
                                                                                 AMOUNT       DATE(2)           DATE  (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------------
Agreement with JPMorgan dated January 11, 2005, to pay semi-annually the notional amount multiplied by 5.235% (annualized) and receive quarterly the notional amount multiplied by the three-month USD-LIBOR (United States
Dollar-London Inter-Bank Offered Rates).                                       $500,000       8/17/05        8/17/25       $(33,381)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           $(33,381)
------------------------------------------------------------------------------------------------------------------------------------

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    (2) Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.

                    * Optional Call Provisions (not covered by the report of independent registered public accounting firm): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

                    ** Ratings (not covered by the report of independent registered public accounting firm): Using the higher of Standard & Poor's or Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

                    N/R  Investment is not rated.

                    + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

                                 See accompanying notes to financial statements.

                        Nuveen Connecticut Dividend Advantage Municipal Fund 2 (NGK)
                        Portfolio of
                                INVESTMENTS May 31, 2005
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 2.9% (2.0% OF TOTAL INVESTMENTS)

$         790   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            5/12 at 100.00         BBB     $      799,433
                 Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33

          250   Guam Economic Development Authority, Tobacco Settlement               5/11 at 100.00        Baa3            251,492
                 Asset-Backed Bonds, Series 2001B, 5.500%, 5/15/41


------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 35.8% (24.4% OF TOTAL INVESTMENTS)

          500   Connecticut Health and Educational Facilities Authority,              7/06 at 102.00        BBB-            516,185
                 Revenue Bonds, University of New Haven, Series 1996D,
                 6.700%, 7/01/26

          500   Connecticut Health and Educational Facilities Authority,              7/08 at 101.00         AAA            526,670
                 Revenue Bonds, Hopkins School, Series 1998A,
                 5.000%, 7/01/20 - AMBAC Insured

          250   Connecticut Health and Educational Facilities Authority,              7/08 at 102.00         AAA            265,583
                 Revenue Bonds, Fairfield University, Series 1998H,
                 5.000%, 7/01/23 - MBIA Insured

          500   Connecticut Health and Educational Facilities Authority,             11/07 at 101.00         AAA            529,415
                 Revenue Bonds, State University System, Series 1997B,
                 5.250%, 11/01/17 - AMBAC Insured

          500   Connecticut Health and Educational Facilities Authority,                No Opt. Call         AAA            558,310
                 Revenue Bonds, Connecticut State University System,
                 Series 2003F, 5.000%, 11/01/13 - FSA Insured

          215   Connecticut Health and Educational Facilities Authority,              1/15 at 100.00         Aaa            238,564
                 Revenue Bonds, Kent School, Series 2004D,
                 5.000%, 7/01/15 - MBIA Insured

        1,500   Connecticut Health and Educational Facilities Authority,              7/11 at 101.00          A2          1,606,635
                 Revenue Bonds, Loomis Chaffee School, Series 2001D,
                 5.250%, 7/01/31

        1,000   Connecticut Health and Educational Facilities Authority,              3/11 at 101.00         AAA          1,051,030
                 Revenue Bonds, Greenwich Academy, Series 2001B,
                 5.000%, 3/01/32 - FSA Insured

                Connecticut Health and Educational Facilities Authority,
                Revenue Bonds, University of Hartford, Series 2002E:
          590    5.500%, 7/01/22 - RAAI Insured                                       7/12 at 101.00          AA            654,800
        1,000    5.250%, 7/01/32 - RAAI Insured                                       7/12 at 101.00          AA          1,063,270

        2,250   Connecticut Health and Educational Facilities Authority,             11/11 at 100.00         AAA          2,405,048
                 Revenue Bonds, Connecticut State University System,
                 Series 2002D-2, 5.000%, 11/01/21 - FSA Insured

        1,000   Connecticut Health and Educational Facilities Authority,              7/09 at 100.00         AAA          1,057,790
                 Revenue Bonds, Yale University, Series 2002W,
                 5.125%, 7/01/27

          500   University of Connecticut, Student Fee Revenue Refunding             11/12 at 101.00         AAA            549,670
                 Bonds, Series 2002A, 5.250%, 11/15/22 - FGIC Insured

        1,230   University of Connecticut, General Obligation Bonds,                  4/12 at 100.00          AA          1,363,111
                 Series 2002A, 5.375%, 4/01/19

          500   University of Connecticut, General Obligation Bonds,                    No Opt. Call         AAA            556,210
                 Series 2004A, 5.000%, 1/15/13 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 5.0% (3.4% OF TOTAL INVESTMENTS)

           25   Connecticut Health and Educational Facilities Authority,              7/09 at 101.00         Aaa             26,607
                 Revenue Bonds, Stamford Hospital, Series 1999G,
                 5.000%, 7/01/18 - MBIA Insured

                Connecticut Health and Educational Facilities Authority,
                Revenue Bonds, Eastern Connecticut Health Network,
                Series 2000A:
          150    6.125%, 7/01/20 - RAAI Insured                                       7/10 at 101.00          AA            167,844
          200    6.000%, 7/01/25 - RAAI Insured                                       7/10 at 101.00          AA            222,152

        1,000   Connecticut Health and Educational Facilities Authority,              7/12 at 101.00          AA          1,056,430
                 Revenue Bonds, St. Francis Hospital and Medical
                 Center, Series 2002D, 5.000%, 7/01/22 - RAAI Insured

          300   Connecticut Health and Educational Facilities Authority,              7/15 at 100.00         Aa3            318,540
                 Revenue Bonds, Griffin Hospital, Series 2005B,
                 5.000%, 7/01/23 - RAAI Insured


                                       31


                        Nuveen Connecticut Dividend Advantage Municipal Fund 2 (NGK) (continued)
                             Portfolio of INVESTMENTS May 31, 2005
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 1.4% (1.0% OF TOTAL INVESTMENTS)

$         500   Stamford Housing Authority, Connecticut, Multifamily                    No Opt. Call        BBB+     $      518,300
                 Housing Revenue Bonds, Fairfield Apartments, Series 1998,
                 4.750%, 12/01/28 (Alternative Minimum Tax)
                 (Mandatory put 12/01/08)


------------------------------------------------------------------------------------------------------------------------------------
                INDUSTRIALS - 2.9% (1.9% OF TOTAL INVESTMENTS)

        1,000   Connecticut Resource Recovery Authority, Revenue Bonds,              12/11 at 102.00        Baa2          1,035,330
                 American Ref-Fuel Company of Southeastern Connecticut LP,
                 Series 1998A-II, 5.500%, 11/15/15 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 3.2% (2.2% OF TOTAL INVESTMENTS)

          450   Connecticut Health and Educational Facilities Authority,              7/12 at 101.00         AAA            488,709
                 Revenue Bonds, Village for Families and Children Inc.,
                 Series 2002A, 5.000%, 7/01/19 - AMBAC Insured

          325   Connecticut Development Authority, First Mortgage                     4/07 at 102.00        BBB-            329,768
                 Gross Revenue Refunding Healthcare Bonds, Church
                 Homes Inc. - Congregational Avery Heights, Series 1997,
                 5.700%, 4/01/12

          320   Connecticut Development Authority, First Mortgage Gross              12/11 at 102.00        BBB+            342,282
                 Revenue Healthcare Bonds, Elim Park Baptist Home Inc.,
                 Series 2003, 5.750%, 12/01/23


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 32.0% (21.7% OF TOTAL INVESTMENTS)

          875   Bridgeport, Connecticut, General Obligation Bonds,                      No Opt. Call         AAA            989,424
                 Series 2004C, 5.250%, 8/15/14 - MBIA Insured

        1,500   Connecticut, General Obligation Bonds, Series 2001C,                    No Opt. Call          AA          1,714,125
                 5.500%, 12/15/12

                Farmington, Connecticut, General Obligation Bonds, Series 2002:
        1,000    5.000%, 9/15/20                                                      9/12 at 101.00         Aa1          1,089,320
        1,450    5.000%, 9/15/21                                                      9/12 at 101.00         Aa1          1,578,746

          400   Hartford, Connecticut, General Obligation Bonds, Series 2004,           No Opt. Call         AAA            451,988
                 5.500%, 8/15/11 - MBIA Insured

                Hartford, Connecticut, General Obligation Bonds, Series 2005A:
          360    5.000%, 8/01/21 - FSA Insured                                        8/15 at 100.00         AAA            391,853
          240    4.375%, 8/01/24 - FSA Insured                                        8/15 at 100.00         AAA            243,038

        1,305   Hartford County Metropolitan District, Connecticut, General           4/12 at 101.00         AA+          1,415,220
                 Obligation Bonds, Series 2002, 5.000%, 4/01/22

                Regional School District 8, Andover, Hebron and Marlborough,
                Connecticut, General Obligation Bonds, Series 2002:
        1,390    5.000%, 5/01/20 - FSA Insured                                        5/11 at 101.00         Aaa          1,482,630
        1,535    5.000%, 5/01/22 - FSA Insured                                        5/11 at 101.00         Aaa          1,636,203

          500   Waterbury, Connecticut, General Obligation Bonds,                       No Opt. Call         AAA            553,320
                 Series 2004B, 5.000%, 4/01/13 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 8.4% (5.7% OF TOTAL INVESTMENTS)

        1,625   Connecticut, Special Tax Obligation Transportation                    7/12 at 100.00         AAA          1,793,187
                 Infrastructure Purpose Bonds, Series 2002A, 5.375%, 7/01/20 -
                 FSA Insured

          500   Connecticut, Special Tax Obligation Transportation                   10/11 at 100.00         AAA            556,870
                 Infrastructure Purpose Bonds, Series 2001B,
                 5.375%, 10/01/13 - FSA Insured

          625   Connecticut, Special Obligation Rate Reduction Bonds,                   No Opt. Call         AAA            687,994
                 Series 2004A, 5.000%, 6/30/11


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 6.2% (4.2% OF TOTAL INVESTMENTS)

        1,950   New Haven, Connecticut, Revenue Refunding Bonds,                        No Opt. Call         AAA          2,240,843
                 Air Rights Parking Facility, Series 2002, 5.375%, 12/01/15 -
                 AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED *** - 32.8% (22.3% OF TOTAL INVESTMENTS)

        1,000   Bridgeport, Connecticut, General Obligation Bonds,                    8/11 at 100.00         AAA          1,111,970
                  Series 2001C, 5.375%, 8/15/18 (Pre-refunded to 8/15/11) -
                 FGIC Insured

        1,000   Connecticut, General Obligation Bonds, Series 2002A,                  4/12 at 100.00       AA***          1,128,060
                 5.375%, 4/15/19 (Pre-refunded to 4/15/12)

                East Hartford, Connecticut, General Obligation Bonds, Series 2002:
          750    5.000%, 5/01/21 (Pre-refunded to 5/01/10) - FGIC Insured             5/10 at 100.00         Aaa            815,648
          750    5.000%, 5/01/22 (Pre-refunded to 5/01/10) - FGIC Insured             5/10 at 100.00         Aaa            815,648

        2,105   Fairfield, Connecticut, General Obligation Bonds, Series 2002A,       4/12 at 100.00         AAA          2,318,847
                 5.000%, 4/01/16 (Pre-refunded to 4/01/12)


                                       32

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED *** (continued)

                Puerto Rico Infrastructure Financing Authority, Special
                Obligation Bonds, Series 2000A:
$       1,000    5.500%, 10/01/32                                                    10/10 at 101.00         AAA     $    1,101,970
        2,000    5.500%, 10/01/40                                                    10/10 at 101.00         AAA          2,193,420

        1,605   Stamford, Connecticut, General Obligation Bonds, Series 2002,         8/12 at 100.00         AAA          1,780,796
                 5.000%, 8/15/16 (Pre-refunded to 8/15/12)

          500   Waterbury, Connecticut, General Obligation Bonds, Series 2002A,       4/12 at 100.00         AAA            563,800
                 5.375%, 4/01/17 (Pre-refunded to 4/01/12) - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 6.6% (4.5% OF TOTAL INVESTMENTS)

          500   Connecticut Development Authority, Pollution Control                 10/08 at 102.00        Baa1            532,700
                 Revenue Refunding Bonds, Connecticut Light and Power
                 Company, Series 1993A, 5.850%, 9/01/28

                Eastern Connecticut Resource Recovery Authority, Solid
                Waste Revenue Bonds, Wheelabrator Lisbon
                Project, Series 1993A:
          250    5.500%, 1/01/15 (Alternative Minimum Tax)                              No Opt. Call         BBB            255,125
          510    5.500%, 1/01/20 (Alternative Minimum Tax)                            7/05 at 100.00         BBB            513,213

        1,000   Puerto Rico Electric Power Authority, Power Revenue Bonds,            7/10 at 101.00         AAA          1,080,170
                 Series 2000HH, 5.250%, 7/01/29 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 9.9% (6.7% OF TOTAL INVESTMENTS)

          785   Connecticut, State Revolving Fund General Revenue Bonds,             10/13 at 100.00         AAA            862,887
                 Series 2003A, 5.000%, 10/01/16

        1,000   Connecticut, State Revolving Fund General Revenue Bonds,                No Opt. Call         AAA          1,110,230
                 Series 2003B, 5.000%, 10/01/12

           70   Connecticut Development Authority, Water Facilities Revenue           9/06 at 102.00         AAA             73,745
                 Bonds, Bridgeport Hydraulic Company, Series 1996,
                 6.000%, 9/01/36 (Alternative Minimum Tax) - AMBAC Insured

                South Central Connecticut Regional Water Authority, Water
                System Revenue Bonds, Eighteenth Series 2003A:
          750    5.000%, 8/01/20 - MBIA Insured                                       8/13 at 100.00         AAA            816,486
          660    5.000%, 8/01/33 - MBIA Insured                                       8/13 at 100.00         AAA            700,602
------------------------------------------------------------------------------------------------------------------------------------
$      48,835   Total Long-Term Investments (cost $49,810,858) - 147.1%                                                  53,099,256
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.4%                                                                        506,017
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (48.5)%                                                        (17,500,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $   36,105,273
                ====================================================================================================================

FORWARD SWAP CONTRACTS OUTSTANDING AT MAY 31, 2005:
                                                                                                                         UNREALIZED
                                                                               NOTIONAL     EFFECTIVE    TERMINATION   APPRECIATION
                                                                                 AMOUNT       DATE(2)           DATE  (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------------
Agreement with Morgan Stanley dated December 8, 2004, to pay semi-annually the notional amount multiplied by 5.313% (annualized)
and receive quarterly the notional amount multiplied by the three-month
USD-LIBOR (United States Dollar-London Inter-Bank Offered Rates).              $200,000       7/18/05        7/18/35       $(17,461)

Agreement with JPMorgan dated January 11, 2005, to pay semi-annually the notional amount multiplied by 5.235% (annualized) and receive quarterly the notional amount multiplied by the three-month USD-LIBOR
(United States Dollar-London Inter-Bank Offered Rates).                         850,000       8/17/05        8/17/25        (56,747)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           $(74,208)
------------------------------------------------------------------------------------------------------------------------------------

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    (2) Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.

                    * Optional Call Provisions (not covered by the report of independent registered public accounting firm): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

                    ** Ratings (not covered by the report of independent registered public accounting firm): Using the higher of Standard & Poor's or Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

                                 See accompanying notes to financial statements.

                        Nuveen Connecticut Dividend Advantage Municipal Fund 3 (NGO)
                        Portfolio of
                                INVESTMENTS May 31, 2005
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 4.0% (2.7% OF TOTAL INVESTMENTS)

$       2,525   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            5/12 at 100.00         BBB     $    2,555,149
                 Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33


------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 19.9% (13.4% OF TOTAL INVESTMENTS)

        1,000   Connecticut Health and Educational Facilities Authority,             11/07 at 101.00         AAA          1,058,830
                 Revenue Bonds, State University System, Series 1997B,
                 5.250%, 11/01/17 - AMBAC Insured

        1,000   Connecticut Health and Educational Facilities Authority,             11/12 at 100.00         AAA          1,099,610
                 Revenue Bonds, Connecticut State University System,
                 Series 2003E, 5.000%, 11/01/15 - FGIC Insured

          285   Connecticut Health and Educational Facilities Authority,              1/15 at 100.00         Aaa            316,236
                 Revenue Bonds, Kent School, Series 2004D,
                 5.000%, 7/01/15 - MBIA Insured

        3,100   Connecticut Health and Educational Facilities Authority,              7/11 at 101.00         AAA          3,309,064
                 Revenue Bonds, Trinity College, Series 2001G,
                 5.000%, 7/01/21 - AMBAC Insured

          750   Connecticut Health and Educational Facilities Authority,              7/12 at 101.00          AA            832,373
                 Revenue Bonds, University of Hartford, Series 2002E,
                 5.500%, 7/01/22 - RAAI Insured

        1,595   Connecticut Health and Educational Facilities Authority,             11/11 at 100.00         AAA          1,704,911
                 Revenue Bonds, Connecticut State University System,
                 Series 2002D-2, 5.000%, 11/01/21 - FSA Insured

        1,500   Connecticut Health and Educational Facilities Authority,              7/09 at 100.00         AAA          1,586,685
                 Revenue Bonds, Yale University, Series 2002W,
                 5.125%, 7/01/27

          500   University of Connecticut, Student Fee Revenue Refunding             11/12 at 101.00         AAA            549,670
                 Bonds, Series 2002A, 5.250%, 11/15/22 - FGIC Insured

        1,100   University of Connecticut, General Obligation Bonds,                  2/13 at 100.00         AAA          1,201,882
                 Series 2003A, 5.125%, 2/15/21 - MBIA Insured

        1,000   University of Connecticut, General Obligation Bonds,                    No Opt. Call         AAA          1,112,420
                 Series 2004A, 5.000%, 1/15/13 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 1.2% (0.8% OF TOTAL INVESTMENTS)

          200   Connecticut Health and Educational Facilities Authority,              7/09 at 101.00         Aaa            212,856
                 Revenue Bonds, Stamford Hospital, Series 1999G,
                 5.000%, 7/01/18 - MBIA Insured

          500   Connecticut Health and Educational Facilities Authority,              7/12 at 101.00          AA            549,625
                 Revenue Bonds, Bristol Hospital, Series 2002B,
                 5.500%, 7/01/21 - RAAI Insured


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 1.2% (0.8% OF TOTAL INVESTMENTS)

          750   Stamford Housing Authority, Connecticut, Multifamily                    No Opt. Call        BBB+            777,450
                 Housing Revenue Bonds, Fairfield Apartments, Series 1998,
                 4.750%, 12/01/28 (Alternative Minimum Tax) (Mandatory
                 put 12/01/08)


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 3.2% (2.2% OF TOTAL INVESTMENTS)

        2,000   Connecticut Housing Finance Authority, Housing Mortgage              11/10 at 100.00         AAA          2,065,060
                 Finance Program Bonds, Series 2001D-2, 5.150%, 11/15/22
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                INDUSTRIALS - 3.2% (2.2% OF TOTAL INVESTMENTS)

        2,000   Connecticut Resource Recovery Authority, Revenue Bonds,              12/11 at 102.00        Baa2          2,077,260
                 American Ref-Fuel Company of Southeastern Connecticut LP,
                 Series 1998A-I, 5.500%, 11/15/15 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 12.2% (8.2% OF TOTAL INVESTMENTS)

                Connecticut Housing Finance Authority, Special Needs Housing
                Mortgage Finance Program Special Obligation Bonds,
                Series 2002SNH-1:
        1,000    5.000%, 6/15/22 - AMBAC Insured                                      6/12 at 101.00         AAA          1,073,250
        1,500    5.000%, 6/15/32 - AMBAC Insured                                      6/12 at 101.00         AAA          1,590,030


                                       34

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE (continued)

                Connecticut Health and Educational Facilities Authority,
                Revenue Bonds, Village for Families and Children Inc.,
                Series 2002A:
$         430    5.000%, 7/01/18 - AMBAC Insured                                      7/12 at 101.00         AAA     $      467,436
          475    5.000%, 7/01/20 - AMBAC Insured                                      7/12 at 101.00         AAA            513,299
          260    5.000%, 7/01/23 - AMBAC Insured                                      7/12 at 101.00         AAA            278,335
        1,000    5.000%, 7/01/32 - AMBAC Insured                                      7/12 at 101.00         AAA          1,056,070

          600   Connecticut Development Authority, First Mortgage Gross               4/07 at 102.00        BBB-            608,802
                 Revenue Refunding Healthcare Bonds, Church Homes Inc. -
                 Congregational Avery Heights, Series 1997, 5.700%, 4/01/12

          500   Connecticut Development Authority, First Mortgage Gross              12/11 at 102.00        BBB+            534,815
                 Revenue Healthcare Bonds, Elim Park Baptist Home Inc.,
                 Series 2003, 5.750%, 12/01/23

                Connecticut Development Authority, Revenue Bonds,
                Duncaster Inc., Series 2002:
          650    5.125%, 8/01/22 - RAAI Insured                                       8/12 at 101.00          AA            694,161
        1,000    4.750%, 8/01/32 - RAAI Insured                                       8/12 at 101.00          AA          1,015,850


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 35.6% (24.1% OF TOTAL INVESTMENTS)

                Bethel, Connecticut, General Obligation Bonds, Series 2002:
          525    5.000%, 11/01/18 - FGIC Insured                                     11/12 at 100.00         Aaa            569,783
          525    5.000%, 11/01/19 - FGIC Insured                                     11/12 at 100.00         Aaa            569,783
          525    5.000%, 11/01/20 - FGIC Insured                                     11/12 at 100.00         Aaa            561,167
          525    5.000%, 11/01/21 - FGIC Insured                                     11/12 at 100.00         Aaa            560,474
          525    5.000%, 11/01/22 - FGIC Insured                                     11/12 at 100.00         Aaa            560,474

        1,000   Bridgeport, Connecticut, General Obligation Bonds,                      No Opt. Call         AAA          1,130,770
                 Series 2004C, 5.250%, 8/15/14 - MBIA Insured

          500   Bridgeport, Connecticut, General Obligation Bonds,                    9/13 at 100.00         AAA            552,980
                 Series 2003A, 5.250%, 9/15/23 - FSA Insured

        2,500   Connecticut, General Obligation Bonds, Series 2002D,                 11/12 at 100.00          AA          2,763,775
                 5.375%, 11/15/21

        1,000   Connecticut, General Obligation Bonds, Series 2002A,                  4/12 at 100.00          AA          1,063,230
                 5.000%, 4/15/21

          545   Connecticut, General Obligation Bonds, Series 2004D,                    No Opt. Call         Aaa            608,901
                 5.000%, 12/01/13 - MBIA Insured

          450   Farmington, Connecticut, General Obligation Bonds,                    9/12 at 101.00         Aa1            490,194
                 Series 2002, 5.000%, 9/15/20

        1,000   Hartford, Connecticut, General Obligation Bonds, Series 2004,           No Opt. Call         AAA          1,129,970
                 5.500%, 8/15/11 - MBIA Insured

                Hartford, Connecticut, General Obligation Bonds, Series 2005A:
          600    5.000%, 8/01/21 - FSA Insured                                        8/15 at 100.00         AAA            653,088
          400    4.375%, 8/01/24 - FSA Insured                                        8/15 at 100.00         AAA            405,064

                New Canaan, Connecticut, General Obligation Bonds,
                Series 2002A:
          950    4.500%, 5/01/19                                                      5/11 at 100.00         Aaa            981,094
          900    4.600%, 5/01/20                                                      5/11 at 100.00         Aaa            930,807
          500    4.700%, 5/01/21                                                      5/11 at 100.00         Aaa            518,875

        1,445   New Haven, Connecticut, General Obligation Bonds,                    11/11 at 101.00         AAA          1,600,901
                 Series 2002A, 5.250%, 11/01/17 -  AMBAC Insured

          500   Newtown, Connecticut, General Obligation Bonds,                         No Opt. Call         Aa2            522,895
                 Series 2004, 4.000%, 6/15/11

                Southbury, Connecticut, General Obligation Bonds, Series 2002:
          500    4.250%, 12/15/14                                                    12/11 at 101.00         Aa3            525,570
          500    4.375%, 12/15/15                                                    12/11 at 101.00         Aa3            526,290
          500    4.375%, 12/15/16                                                    12/11 at 101.00         Aa3            523,195
          500    4.500%, 12/15/17                                                    12/11 at 101.00         Aa3            523,920
          500    4.625%, 12/15/18                                                    12/11 at 101.00         Aa3            525,305
          500    4.625%, 12/15/19                                                    12/11 at 101.00         Aa3            522,640
          500    4.875%, 12/15/20                                                    12/11 at 101.00         Aa3            530,060
          500    4.875%, 12/15/21                                                    12/11 at 101.00         Aa3            528,390
          500    5.000%, 12/15/22                                                    12/11 at 101.00         Aa3            535,530

                Stratford, Connecticut, General Obligation Bonds, Series 2002:
        1,375    4.000%, 2/15/19 - FSA Insured                                        2/12 at 100.00         AAA          1,384,996
          630    4.125%, 2/15/20 - FSA Insured                                        2/12 at 100.00         AAA            636,596


                                       35


                        Nuveen Connecticut Dividend Advantage Municipal Fund 3 (NGO) (continued)
                             Portfolio of INVESTMENTS May 31, 2005
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 25.0% (16.9% OF TOTAL INVESTMENTS)

                Connecticut, Special Tax Obligation Transportation Infrastructure
                Purpose Bonds, Series 2002B:
$       2,810    5.000%, 12/01/20 - AMBAC Insured                                    12/12 at 100.00         AAA     $    3,013,107
        1,000    5.000%, 12/01/21 - AMBAC Insured                                    12/12 at 100.00         AAA          1,070,940
        1,000    5.000%, 12/01/22 - AMBAC Insured                                    12/12 at 100.00         AAA          1,068,250

          500   Connecticut, Special Tax Obligation Transportation                    1/14 at 100.00         AAA            537,325
                 Infrastructure Purpose Bonds, Series 2003B, 5.000%, 1/01/23 -
                 FGIC Insured

           60   Connecticut, Special Tax Obligation Transportation Infrastructure       No Opt. Call         AA-             69,043
                 Purpose Bonds, Series 1992B, 6.125%, 9/01/12

        1,245   Connecticut, Special Obligation Rate Reduction Bonds,                   No Opt. Call         AAA          1,370,484
                 Series 2004A, 5.000%, 6/30/11

        3,500   Puerto Rico Infrastructure Financing Authority, Special Tax           1/08 at 101.00         AAA          3,656,065
                 Revenue Bonds, Series 1997A, 5.000%, 7/01/28 -
                 AMBAC Insured

                Puerto Rico Public Buildings Authority, Guaranteed Government
                Facilities Revenue Bonds, Series 2002G:
          890    5.250%, 7/01/17                                                      7/12 at 100.00         BBB            961,423
        1,000    5.250%, 7/01/20                                                      7/12 at 100.00         BBB          1,074,490
        1,045    5.250%, 7/01/21                                                      7/12 at 100.00         BBB          1,120,188

        1,010   Puerto Rico Public Finance Corporation, Commonwealth                    No Opt. Call         AAA          1,156,571
                 Appropriation Bonds, Series 1998A, 5.125%, 6/01/24 -
                 AMBAC Insured

          195   Puerto Rico Public Finance Corporation, Commonwealth                  2/12 at 100.00        BBB-            209,713
                 Appropriation Bonds, Series 2002E, 5.500%, 8/01/29

          750   Virgin Islands Public Finance Authority, Senior Lien Revenue         10/08 at 101.00         BBB            784,493
                 Refunding Bonds, Matching Fund Loan Note,
                 Series 1998A, 5.500%, 10/01/22


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 0.7% (0.6% OF TOTAL INVESTMENTS)

          415   New Haven, Connecticut, Revenue Refunding Bonds,                        No Opt. Call         AAA            476,897
                 Air Rights Parking Facility, Series 2002, 5.375%, 12/01/15 -
                 AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED *** - 20.7% (14.0% OF TOTAL INVESTMENTS)

        3,510   Bridgeport, Connecticut, General Obligation Bonds,                    8/11 at 100.00         AAA          3,903,015
                 Series 2001C, 5.375%, 8/15/18 (Pre-refunded to 8/15/11) -
                 FGIC Insured

          500   Connecticut, Special Tax Obligation Transportation                    7/12 at 100.00         AAA            565,210
                 Infrastructure Purpose Bonds, Series 2002A,
                 5.375%, 7/01/18 (Pre-refunded to 7/01/12) - FSA Insured

          400   Connecticut, Special Tax Obligation Transportation                   10/11 at 100.00         AAA            435,812
                 Infrastructure Purpose Bonds, Series 2001A,
                 4.800%, 10/01/18 (Pre-refunded to 10/01/11) - FSA Insured

        2,910   Puerto Rico, General Obligation and Public Improvement                7/08 at 101.00         AAA          3,118,676
                 Refunding Bonds, Series 1998B, 5.000%, 7/01/24
                 (Pre-refunded to 7/01/08) - MBIA Insured

        3,000   Puerto Rico Infrastructure Financing Authority, Special              10/10 at 101.00         AAA          3,290,130
                 Obligation Bonds, Series 2000A, 5.500%, 10/01/40

          570   Puerto Rico Public Finance Corporation, Commonwealth                  2/12 at 100.00         Aaa            646,728
                 Appropriation Bonds, Series 2002E, 5.500%, 8/01/29
                 (Pre-refunded to 2/01/12)

        1,220   University of Connecticut, General Obligation Bonds,                  4/12 at 100.00       AA***          1,375,672
                 Series 2002A, 5.375%, 4/01/17 (Pre-refunded to 4/01/12)


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 8.4% (5.7% OF TOTAL INVESTMENTS)

          720   Connecticut Development Authority, Pollution Control                 10/08 at 102.00        Baa1            767,088
                 Revenue Refunding Bonds, Connecticut Light and Power
                 Company, Series 1993A, 5.850%, 9/01/28

                Eastern Connecticut Resource Recovery Authority, Solid Waste
                Revenue Bonds, Wheelabrator Lisbon Project, Series 1993A:
        1,000    5.500%, 1/01/14 (Alternative Minimum Tax)                            7/05 at 100.00         BBB          1,011,600
          305    5.500%, 1/01/20 (Alternative Minimum Tax)                            7/05 at 100.00         BBB            306,922

        3,050   Puerto Rico Electric Power Authority, Power Revenue Bonds,            7/10 at 101.00         AAA          3,294,519
                 Series 2000HH, 5.250%, 7/01/29 - FSA Insured


                                       36

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 12.5% (8.4% OF TOTAL INVESTMENTS)

$       1,185   Connecticut, State Revolving Fund General Revenue Bonds,             10/13 at 100.00         AAA     $    1,302,575
                 Series 2003A, 5.000%, 10/01/16

        2,000   Connecticut, State Revolving Fund General Revenue Bonds,                No Opt. Call         AAA          2,220,460
                 Series 2003B, 5.000%, 10/01/12

          765   Connecticut Development Authority, Water Facilities Revenue           9/06 at 102.00           A            795,990
                 Bonds, Bridgeport Hydraulic Company Project, Series 1996,
                 6.000%, 9/01/36 (Alternative Minimum Tax)

                South Central Connecticut Regional Water Authority, Water
                System Revenue Bonds, Eighteenth Series 2003A:
        2,050    5.000%, 8/01/20 - MBIA Insured                                       8/13 at 100.00         AAA          2,231,731
        1,140    5.000%, 8/01/33 - MBIA Insured                                       8/13 at 100.00         AAA          1,210,132

          250   Stamford, Connecticut, Water Pollution Control System                11/13 at 100.00         AA+            264,744
                 and Facility Revenue Bonds, Series 2003A, 5.000%, 11/15/32
------------------------------------------------------------------------------------------------------------------------------------
$      88,635   Total Long-Term Investments (cost $91,520,061) - 147.8%                                                  95,087,839
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.9%                                                                      1,236,639
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (49.7)%                                                        (32,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $   64,324,478
                ====================================================================================================================

FORWARD SWAP CONTRACTS OUTSTANDING AT MAY 31, 2005:
                                                                                                                         UNREALIZED
                                                                               NOTIONAL     EFFECTIVE    TERMINATION   APPRECIATION
                                                                                 AMOUNT       DATE(2)           DATE  (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------------
Agreement with Morgan Stanley dated December 8, 2004, to pay semi-annually the notional amount multiplied by 5.313% (annualized) and receive quarterly the notional amount multiplied by the three-month USD-LIBOR (United States
Dollar-London Inter-Bank Offered Rates).                                     $1,300,000       7/18/05        7/18/35      $(113,495)

Agreement with JPMorgan dated January 11, 2005, to pay semi-annually the notional amount multiplied by 5.235% (annualized) and receive quarterly the notional amount multiplied by the three-month USD-LIBOR (United States
Dollar-London Inter-Bank Offered Rates).                                      1,800,000       8/17/05        8/17/25       (120,170)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          $(233,665)
------------------------------------------------------------------------------------------------------------------------------------

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    (2) Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.

                    * Optional Call Provisions (not covered by the report of independent registered public accounting firm): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

                    ** Ratings (not covered by the report of independent registered public accounting firm): Using the higher of Standard & Poor's or Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

                                 See accompanying notes to financial statements.

                        Nuveen Massachusetts Premium Income Municipal Fund (NMT)
                        Portfolio of
                                INVESTMENTS May 31, 2005
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER DISCRETIONARY - 2.1% (1.4% OF TOTAL INVESTMENTS)

$       1,500   Boston Industrial Development Financing Authority,                    9/12 at 102.00         Ba3     $    1,508,805
                 Massachusetts, Senior Revenue Bonds, Crosstown Center
                 Project, Series 2002, 6.500%, 9/01/35 (Alternative
                 Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 0.8% (0.5% OF TOTAL INVESTMENTS)

          550   Guam Economic Development Authority, Tobacco Settlement               5/11 at 100.00        Baa3            553,283
                 Asset-Backed Bonds, Series 2001B, 5.500%, 5/15/41


------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 37.4% (25.8% OF TOTAL INVESTMENTS)

          230   Massachusetts Education Loan Authority, Student Loan                  7/05 at 101.00         AAA            232,666
                 Revenue Bonds, Issue E, Series 1995, 6.150%, 7/01/10
                 (Alternative Minimum Tax) - AMBAC Insured

        1,550   Massachusetts Educational Finance Authority, Educational              1/12 at 100.00         AAA          1,627,438
                 Loan Revenue Bonds, Series 2002E, 5.000%, 1/01/13
                 (Alternative Minimum Tax) - AMBAC Insured

        1,745   Massachusetts Development Finance Authority, Revenue                  7/15 at 100.00         AAA          1,827,294
                 Bonds, Massachusetts College of Pharmacy and Allied
                 Health Sciences, Series 2005D, 5.000%, 7/01/27 -
                 AGC Insured

        1,090   Massachusetts Development Finance Authority, Revenue                    No Opt. Call          A3          1,265,566
                 Refunding Bonds, Boston University, Series 1999P,
                 6.000%, 5/15/29

        1,000   Massachusetts Development Finance Authority, Revenue                  7/13 at 101.00        Baa1          1,069,230
                 Bonds, Massachusetts College of Pharmacy and Allied
                 Health Sciences, Series 2003C, 5.750%, 7/01/33

          890   Massachusetts Development Finance Authority, Revenue                  3/09 at 101.00           A            961,449
                 Bonds, Curry College, Series 2000A, 6.000%, 3/01/20 -
                 ACA Insured

          750   Massachusetts Development Finance Authority, Revenue                  9/13 at 100.00         AA-            818,070
                 Bonds, Milton Academy, Series 2003A, 5.000%, 9/01/19

          500   Massachusetts Development Finance Authority, Revenue                  9/11 at 101.00           A            539,830
                 Bonds, Belmont Hills School, Series 2001, 5.375%, 9/01/23

        2,000   Massachusetts Health and Educational Facilities Authority,            6/13 at 100.00         AA-          2,186,180
                 Revenue Bonds, Boston College, Series 2003N,
                 5.250%, 6/01/18

          500   Massachusetts Health and Educational Facilities Authority,           11/12 at 100.00         AAA            527,040
                 Revenue Bonds, Worcester State College, Series 2002,
                 5.000%, 11/01/32 - AMBAC Insured

        1,500   Massachusetts Health and Educational Facilities Authority,           10/11 at 100.00         AAA          1,613,460
                 Revenue Bonds, University of Massachusetts - Worcester
                 Campus, Series 2001B, 5.250%, 10/01/31 - FGIC Insured

          555   Massachusetts Health and Educational Facilities Authority,            7/13 at 100.00         AA+            601,243
                 Revenue Bonds, Williams College, Series 2003H,
                 5.000%, 7/01/21

          500   Massachusetts Health and Educational Facilities Authority,            7/13 at 100.00         AA+            530,505
                 Revenue Bonds, Wellesley College, Series 2003H,
                 5.000%, 7/01/26

        1,000   Massachusetts Health and Educational Facilities Authority,              No Opt. Call         AAA          1,145,290
                 Revenue Bonds, Massachusetts Institute of Technology,
                 Series 2004M, 5.250%, 7/01/15

        1,645   Massachusetts Industrial Finance Agency, Revenue Bonds,               7/05 at 100.00         Aa1          1,647,352
                 Whitehead Institute for Biomedical Research, Series 1993,
                 5.125%, 7/01/26

        2,300   Massachusetts Industrial Finance Agency, Revenue Bonds,               9/08 at 101.00           A          2,376,636
                 Belmont Hill School, Series 1998, 5.250%, 9/01/28

        4,000   New England Education Loan Marketing Corporation,                       No Opt. Call          A3          4,260,320
                 Student Loan Revenue Bonds, Subordinate Series 1992H,
                 6.900%, 11/01/09 (Alternative Minimum Tax)

          375   Puerto Rico Industrial, Tourist, Educational, Medical and             2/09 at 101.00         BBB            390,428
                 Environmental Control Facilities Financing Authority,
                 Higher Education Revenue Bonds, Ana G. Mendez University
                 System, Series 1999, 5.375%, 2/01/19

          725   University of Massachusetts Building Authority, Senior Lien             No Opt. Call         AAA            807,208
                 Project Revenue Bonds, Series 2005-1, 5.000%, 5/01/15 -
                 AMBAC Insured


                                       38

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS (continued)

$       1,200   University of Massachusetts Building Authority,                      11/13 at 100.00         AAA     $    1,330,680
                 Senior Lien Project Revenue Bonds, Series 2003-1,
                 5.250%, 11/01/18 - AMBAC Insured

        1,000   University of Massachusetts Building Authority, Senior               11/14 at 100.00         AAA          1,100,960
                 Lien Project Revenue Bonds, Series 2004-1,
                 5.250%, 11/01/24 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 13.8% (9.5% OF TOTAL INVESTMENTS)

        1,500   Massachusetts Health and Educational Facilities Authority,            7/05 at 101.00         AAA          1,532,325
                 Revenue Bonds, New England Medical Center Hospitals,
                 Series 1993G-1, 5.375%, 7/01/24 - MBIA Insured

        1,000   Massachusetts Health and Educational Facilities Authority,            7/05 at 100.00         AAA          1,015,530
                 Revenue Bonds, Lahey Clinic Medical Center, Series 1993B,
                 5.625%, 7/01/15 - MBIA Insured

          600   Massachusetts Health and Educational Facilities Authority,            5/12 at 100.00         AAA            659,778
                 Revenue Bonds, New England Medical Center Hospitals,
                 Series 2002H, 5.375%, 5/15/19 - FGIC Insured

        2,500   Massachusetts Health and Educational Facilities Authority,            7/11 at 101.00         AA-          2,753,025
                 Revenue Bonds, Partners HealthCare System Inc.,
                 Series 2001C, 5.750%, 7/01/32

          375   Massachusetts Health and Educational Facilities Authority,            7/11 at 100.00         BBB            412,481
                 Revenue Bonds, UMass Memorial Health Care, Series 2001C,
                 6.625%, 7/01/32
        1,000   Massachusetts Health and Educational Facilities Authority,           11/11 at 101.00          AA          1,056,580
                 Revenue Bonds, Cape Cod Health Care Inc., Series 2001C,
                 5.250%, 11/15/31 - RAAI Insured

        1,250   Massachusetts Health and Educational Facilities Authority,           10/11 at 101.00        BBB+          1,339,313
                 Revenue Bonds, Berkshire Health System, Series 2001E,
                 6.250%, 10/01/31

        1,000   Massachusetts Health and Educational Facilities Authority,            7/12 at 101.00         BBB          1,091,100
                 Revenue Bonds, Caritas Christi Obligated Group, Series 2002B,
                 6.250%, 7/01/22


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 11.7% (8.1% OF TOTAL INVESTMENTS)

        2,500   Massachusetts Development Finance Authority, GNMA                    10/11 at 105.00         AAA          2,825,850
                 Collateralized Revenue Bonds, VOA Concord Assisted
                 Living Inc., Series 2000A, 6.900%, 10/20/41

        1,930   Massachusetts Development Financing Authority, Assisted              12/09 at 102.00         N/R          1,884,606
                 Living Revenue Bonds, Prospect House Apartments,
                 Series 1999, 7.000%, 12/01/31

        1,500   Massachusetts Development Finance Authority, GNMA                     3/12 at 105.00         AAA          1,678,770
                 Collateralized Assisted Living Facility Revenue Bonds,
                 Arbors at Chicopee, Series 2001A, 6.250%, 9/20/42
                 (Alternative Minimum Tax)

          415   Massachusetts Housing Finance Agency, Rental Housing                  7/10 at 101.00         AAA            438,705
                 Mortgage Revenue Bonds, Series 1999D, 5.500%, 7/01/13
                 (Alternative Minimum Tax) - AMBAC Insured

          500   Massachusetts Housing Finance Agency, Housing Revenue                 6/13 at 100.00         AA-            511,660
                 Bonds, Series 2003S, 5.050%, 12/01/23 (Alternative
                 Minimum Tax)

        1,000   Somerville Housing Authority, Massachusetts, GNMA                     5/12 at 103.00         AAA          1,069,650
                 Collateralized Mortgage Revenue Bonds, Clarendon Hill
                 Towers, Series 2002, 5.200%, 11/20/22


------------------------------------------------------------------------------------------------------------------------------------
                INDUSTRIALS - 0.6% (0.4% OF TOTAL INVESTMENTS)

          400   Massachusetts Development Finance Agency, Solid Waste                   No Opt. Call         BBB            430,076
                 Disposal Revenue Bonds, Waste Management Inc.,
                 Series 2003, 5.450%, 6/01/14


------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 2.8% (1.9% OF TOTAL INVESTMENTS)

        1,270   Boston, Massachusetts, FHA-Insured Mortgage Revenue                  10/08 at 105.00         AAA          1,400,289
                 Bonds, Deutsches Altenheim Inc., Series 1998A,
                 6.125%, 10/01/31

          590   Massachusetts Industrial Finance Agency, FHA-Insured                  2/06 at 102.00         AAA            610,196
                 Project Revenue Bonds, Heights Crossing LP, Series 1995,
                 6.000%, 2/01/15 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 26.4% (18.2% OF TOTAL INVESTMENTS)

          500   Ashland, Massachusetts, General Obligation Bonds,                     5/15 at 100.00         Aaa            553,720
                 Series 2004, 5.250%, 5/15/23 - AMBAC Insured

        1,180   Boston, Massachusetts, General Obligation Bonds,                      8/11 at 100.00         Aa1          1,276,135
                 Series 2001B, 5.000%, 8/01/15

        1,250   Boston, Massachusetts, General Obligation Bonds,                      1/15 at 100.00         Aa1          1,380,600
                 Series 2005A, 5.000%, 1/01/17

          645   East Longmeadow, Massachusetts, General Obligation Bonds,             8/11 at 101.00         Aaa            712,035
                 Series 2001, 5.000%, 8/01/14 - AMBAC Insured


                                       39

                        Nuveen Massachusetts Premium Income Municipal Fund (NMT) (continued)
                             Portfolio of INVESTMENTS May 31, 2005
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL (continued)

$       1,000   Fall River, Massachusetts, General Obligation Bonds,                  2/13 at 101.00         AAA     $    1,085,560
                 Series 2003, 5.000%, 2/01/21 - FSA Insured

          750   Lowell, Massachusetts, General Obligation Bonds,                     12/15 at 100.00         Aaa            831,330
                 Series 2005, 5.000%, 12/15/18 - MBIA Insured

        2,500   Massachusetts Bay Transportation Authority, General                     No Opt. Call         AAA          3,206,825
                 Obligation Transportation System Bonds, Series 1991A,
                 7.000%, 3/01/21

        3,275   Massachusetts, General Obligation Bonds, Consolidated Loan,             No Opt. Call         AAA          3,863,386
                 Series 2001D, 6.000%, 11/01/13 - MBIA Insured

          980   Monson, Massachusetts, General Obligation Bonds,                      5/12 at 101.00         Aaa          1,070,964
                 Series 2002, 5.250%, 5/15/22 - AMBAC Insured

        1,000   Narragansett Regional School District, Massachusetts,                 6/10 at 101.00         Aaa          1,159,140
                 General Obligation Bonds, Series 2000, 6.500%, 6/01/16 -
                 AMBAC Insured

        1,260   Norwell, Massachusetts, General Obligation Bonds,                       No Opt. Call         AAA          1,423,649
                 Series 2003, 5.000%, 11/15/20 - FGIC Insured

                Springfield, Massachusetts, General Obligation Bonds,
                Series 2003:
          530    5.250%, 1/15/15 - MBIA Insured                                       1/13 at 100.00         AAA            592,312
        1,615    5.250%, 1/15/23 - MBIA Insured                                       1/13 at 100.00         AAA          1,785,512


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 12.8% (8.8% OF TOTAL INVESTMENTS)

          210   Martha's Vineyard Land Bank, Massachusetts, Revenue                   5/14 at 100.00         AAA            224,881
                 Bonds, Series 2004, 5.000%, 5/01/26 - AMBAC Insured

          385   Massachusetts Bay Transportation Authority, Senior Lien                 No Opt. Call         AAA            442,411
                 Sales Tax Revenue Bonds, Series 2004C, 5.250%, 7/01/21

        1,000   Massachusetts College Building Authority, Project Revenue               No Opt. Call         AAA          1,164,130
                 Refunding Bonds, Series 2003B, 5.375%, 5/01/23 -
                 XLCA Insured

          550   Massachusetts College Building Authority, Project Revenue             5/14 at 100.00         AAA            596,690
                 Bonds, Series 2004A, 5.000%, 5/01/19 - MBIA Insured

        1,500   Massachusetts, Special Obligation Dedicated Tax Revenue               1/14 at 100.00         AAA          1,637,880
                 Bonds, Series 2004, 5.250%, 1/01/25 - FGIC Insured

        3,000   Massachusetts, Special Obligation Refunding Notes,                      No Opt. Call         Aaa          3,310,530
                 Federal Highway Grant Anticipation Note Program,
                 Series 2003A, 5.000%, 12/15/13 - FSA Insured

        1,500   Puerto Rico, Highway Revenue Bonds, Highway and                         No Opt. Call         AAA          1,784,220
                 Transportation Authority, Series 2003AA, 5.500%, 7/01/19 -
                 MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 11.6% (8.0% OF TOTAL INVESTMENTS)

        2,000   Massachusetts Port Authority, Revenue Bonds, Series 2003A,            7/13 at 100.00         AAA          2,107,940
                 5.000%, 7/01/33 - MBIA Insured

        1,900   Massachusetts Port Authority, Revenue Bonds, Series 2005A,            7/15 at 100.00         AAA          2,050,594
                 5.000%, 7/01/23 - AMBAC Insured

        4,000   Massachusetts Port Authority, Special Facilities Revenue              9/06 at 102.00         AAA          4,137,200
                 Bonds, US Airways Group Inc., Series 1996A,
                 5.750%, 9/01/16 (Alternative Minimum Tax) -
                 MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED *** - 10.7% (7.3% OF TOTAL INVESTMENTS)

        1,250   Massachusetts, General Obligation Bonds, Consolidated Loan,           8/14 at 100.00       AA***          1,379,175
                 Series 2004B, 5.000%, 8/01/24 (Pre-refunded to 8/01/14)

        2,455   Massachusetts Health and Educational Facilities Authority,            8/10 at 100.00         AAA          2,581,653
                 FHA-Insured Revenue Bonds, Malden Hospital, Series 1982A,
                 5.000%, 8/01/16 (Pre-refunded to 8/01/10)

        2,000   Massachusetts Health and Educational Facilities Authority,            7/06 at 100.00         Aaa          2,026,920
                 Revenue Bonds, Daughters of Charity National Health
                 System - Carney Hospital, Series 1994D, 6.100%, 7/01/14
                 (Pre-refunded to 7/01/06)

          410   Massachusetts Health and Educational Facilities Authority,            7/21 at 100.00         AAA            460,615
                 Revenue Bonds, CareGroup Inc., Series 1998A,
                 5.000%, 7/01/25 (Pre-refunded to 7/01/21) - MBIA Insured

          845   Massachusetts Port Authority, Revenue Bonds, Series 1982,             7/05 at 100.00         AAA          1,197,441
                 13.000%, 7/01/13


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 3.0% (2.1% OF TOTAL INVESTMENTS)

        1,000   Massachusetts Development Finance Agency, Resource                    1/12 at 101.00         AAA          1,107,950
                 Recovery Revenue Bonds, SEMass System, Series 2001A,
                 5.625%, 1/01/16 - MBIA Insured

        1,000   Massachusetts Industrial Finance Agency, Resource Recovery           12/08 at 102.00         BBB          1,028,010
                 Revenue Refunding Bonds, Ogden Haverhill Project,
                 Series 1998A, 5.600%, 12/01/19 (Alternative Minimum Tax)


                                       40

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 11.7% (8.0% OF TOTAL INVESTMENTS)

$       2,000   Boston Water and Sewerage Commission, Massachusetts,                 11/14 at 100.00          AA     $    2,146,660
                 General Revenue Bonds, Senior Series 2004A,
                 5.000%, 11/01/25

        1,500   Massachusetts Water Resources Authority, General Revenue              8/17 at 100.00         AAA          1,622,984
                 Bonds, Series 2005A, 5.000%, 8/01/28 - MBIA Insured

        1,250   Massachusetts Water Pollution Abatement Trust, Revenue                8/12 at 100.00         AAA          1,365,987
                 Bonds, MWRA Loan Program, Series 2002A, 5.250%, 8/01/20

        1,500   Massachusetts Water Pollution Abatement Trust, Pooled                 8/13 at 100.00         AAA          1,621,020
                 Loan Program Bonds, Series 9, 5.000%, 8/01/22

        1,500   Massachusetts Water Pollution Abatement Trust, Pooled                 8/14 at 100.00         AAA          1,603,980
                 Loan Program Bonds, Series 10, 5.000%, 8/01/26
------------------------------------------------------------------------------------------------------------------------------------
$      95,675   Total Long-Term Investments (cost $98,682,916) - 145.4%                                                 104,170,906
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 2.1%                                                                      1,476,747
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (47.5)%                                                        (34,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $   71,647,653
                ====================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    * Optional Call Provisions (not covered by the report of independent registered public accounting firm): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

                    ** Ratings (not covered by the report of independent registered public accounting firm): Using the higher of Standard & Poor's or Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

                    N/R  Investment is not rated.

                                 See accompanying notes to financial statements.

                        Nuveen Massachusetts Dividend Advantage Municipal Fund (NMB)
                        Portfolio of
                                INVESTMENTS May 31, 2005
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER DISCRETIONARY - 1.6% (1.2% OF TOTAL INVESTMENTS)

$         500   Boston Industrial Development Financing Authority,                    9/12 at 102.00         Ba3     $      502,935
                 Massachusetts, Senior Revenue Bonds, Crosstown Center
                 Project, Series 2002, 6.500%, 9/01/35 (Alternative
                 Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 32.2% (21.9% OF TOTAL INVESTMENTS)

        1,085   Massachusetts Educational Finance Authority, Educational              7/10 at 100.00         AAA          1,108,186
                 Loan Revenue Bonds, Series 2001E, 5.300%, 1/01/16
                 (Alternative Minimum Tax) - AMBAC Insured

          495   Massachusetts Development Finance Authority, Revenue                  7/15 at 100.00         AAA            518,344
                 Bonds, Massachusetts College of Pharmacy and Allied
                 Health Sciences, Series 2005D, 5.000%, 7/01/27 -
                 AGC Insured

        1,000   Massachusetts Development Finance Authority, Revenue                  5/29 at 105.00          A3          1,233,170
                 Refunding Bonds, Boston University, Series 1999P,
                 6.000%, 5/15/59

          500   Massachusetts Development Finance Authority, Revenue                  9/13 at 100.00         AA-            545,380
                 Bonds, Milton Academy, Series 2003A, 5.000%, 9/01/19

        1,000   Massachusetts Health and Educational Facilities Authority,            6/13 at 100.00         AA-          1,093,090
                 Revenue Bonds, Boston College, Series 2003N,
                 5.250%, 6/01/18

        2,000   Massachusetts Health and Educational Facilities Authority,            2/11 at 100.00         AA-          2,179,240
                 Revenue Bonds, Tufts University, Series 2001I,
                 5.500%, 2/15/36

          500   Massachusetts Health and Educational Facilities Authority,              No Opt. Call         AAA            572,645
                 Revenue Bonds, Massachusetts Institute of Technology,
                 Series 2004M, 5.250%, 7/01/15

          250   University of Massachusetts Building Authority, Senior Lien             No Opt. Call         AAA            278,348
                 Project Revenue Bonds, Series 2005-1, 5.000%, 5/01/15 -
                 AMBAC Insured

        1,250   University of Massachusetts Building Authority, Senior Lien          11/10 at 100.00         AAA          1,350,638
                 Project Revenue Bonds, Series 2000-2, 5.250%, 11/01/20 -
                 AMBAC Insured

          600   University of Massachusetts Building Authority, Senior Lien          11/13 at 100.00         AAA            665,340
                 Project Revenue Bonds, Series 2003-1, 5.250%, 11/01/18 -
                 AMBAC Insured

          250   University of Massachusetts Building Authority, Senior Lien          11/14 at 100.00         AAA            275,240
                 Project Revenue Bonds, Series 2004-1, 5.250%, 11/01/24 -
                 AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 13.6% (9.3% OF TOTAL INVESTMENTS)

        1,000   Massachusetts Health and Educational Facilities Authority,            7/09 at 101.00         AA-          1,050,080
                 Revenue Bonds, Partners HealthCare System Inc.,
                 Series 1999B,  5.125%, 7/01/19

        1,000   Massachusetts Health and Educational Facilities Authority,            7/11 at 101.00         AA-          1,101,210
                 Revenue Bonds, Partners HealthCare System Inc.,
                 Series 2001C,  5.750%, 7/01/32

          500   Massachusetts Health and Educational Facilities Authority,            7/11 at 100.00         BBB            549,975
                 Revenue Bonds, UMass Memorial Health Care,
                 Series 2001C,  6.625%, 7/01/32

          375   Massachusetts Health and Educational Facilities Authority,            1/12 at 101.00           A            404,854
                 Revenue Bonds, Covenant Health Systems Obligated
                 Group, Series 2002,  6.000%, 7/01/31

          500   Massachusetts Health and Educational Facilities Authority,           10/11 at 101.00        BBB+            535,725
                 Revenue Bonds, Berkshire Health System, Series 2001E,
                 6.250%, 10/01/31

          500   Massachusetts Health and Educational Facilities Authority,            7/14 at 100.00          BB            523,820
                 Revenue Bonds, Northern Berkshire Community
                 Services Inc., Series 2004B,  6.375%, 7/01/34


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 13.1% (8.9% OF TOTAL INVESTMENTS)

        1,000   Massachusetts Development Finance Authority, GNMA                     3/12 at 105.00         AAA          1,119,180
                 Collateralized Assisted Living Facility Revenue Bonds,
                 Arbors at Chicopee, Series 2001A,  6.250%, 9/20/42
                 (Alternative Minimum Tax)

        1,250   Massachusetts Housing Finance Agency, Rental Housing                  1/11 at 100.00         AAA          1,313,375
                 Mortgage Revenue Bonds, Series 2001A, 5.850%, 7/01/35
                 (Alternative Minimum Tax) - AMBAC Insured

          500   Massachusetts Housing Finance Agency, Housing Revenue                 6/13 at 100.00         AA-            511,660
                 Bonds, Series 2003S,  5.050%, 12/01/23 Alternative
                 Minimum Tax)


                                       42

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY (continued)

$       1,000   Somerville Housing Authority, Massachusetts, GNMA                     5/12 at 103.00         AAA     $    1,069,650
                 Collateralized Mortgage Revenue Bonds, Clarendon Hill
                 Towers, Series 2002,  5.200%, 11/20/22


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 2.9% (1.9% OF TOTAL INVESTMENTS)

          840   Massachusetts Housing Finance Agency, Single Family                   6/10 at 100.00         AAA            872,206
                 Housing Revenue Bonds, Series 82,  5.375%, 12/01/20
                 (Alternative Minimum Tax) - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                INDUSTRIALS - 0.7% (0.6% OF TOTAL INVESTMENTS)

          200   Massachusetts Development Finance Agency, Solid Waste                   No Opt. Call         BBB            215,038
                 Disposal Revenue Bonds, Waste Management Inc.,
                 Series 2003, 5.450%, 6/01/14


------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 2.3% (1.5% OF TOTAL INVESTMENTS)

          655   Massachusetts Development Finance Authority, First                    7/11 at 102.00        BBB-            693,580
                 Mortgage Revenue Bonds, Berkshire Retirement
                 Community - Edgecombe Project, Series 2001A, 6.750%, 7/01/21


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 33.4% (22.7% OF TOTAL INVESTMENTS)

          310   Ashland, Massachusetts, General Obligation Bonds, Series 2004,        5/15 at 100.00         Aaa            343,306
                 5.250%, 5/15/23 - AMBAC Insured

        1,000   Boston, Massachusetts, General Obligation Bonds,                      2/11 at 100.00          Aa          1,062,710
                 Series 2001A, 5.000%, 2/01/20

        2,000   Brookline, Massachusetts, General Obligation Bonds,                   4/10 at 101.00         Aaa          2,204,280
                 Series 2000, 5.375%, 4/01/17

          500   East Longmeadow, Massachusetts, General Obligation Bonds,             8/11 at 101.00         Aaa            551,965
                 Series 2001, 5.000%, 8/01/14 -  AMBAC Insured

          440   Fall River, Massachusetts, General Obligation Bonds,                  2/13 at 101.00         AAA            477,646
                 Series 2003, 5.000%, 2/01/21 - FSA Insured

        1,675   Lawrence, Massachusetts, General Obligation Bonds,                    2/11 at 100.00         Aaa          1,785,316
                 Series 2001, 5.000%, 2/01/21 - AMBAC Insured

        1,095   Lynn, Massachusetts, General Obligation Bonds,                        8/11 at 101.00         Aaa          1,231,623
                 Series 2001, 5.375%, 8/15/12 - FGIC Insured

          750   Massachusetts, General Obligation Bonds, Consolidated Loan,             No Opt. Call          AA            879,180
                 Series 2002D, 5.500%, 8/01/19

          500   Norwell, Massachusetts, General Obligation Bonds,                       No Opt. Call         AAA            564,940
                 Series 2003, 5.000%, 11/15/20 - FGIC Insured

                Springfield, Massachusetts, General Obligation Bonds,
                Series 2003:
          500    5.250%, 1/15/15 - MBIA Insured                                       1/13 at 100.00         AAA            558,785
          500    5.250%, 1/15/23 - MBIA Insured                                       1/13 at 100.00         AAA            552,790


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 17.1% (11.6% OF TOTAL INVESTMENTS)

          395   Martha's Vineyard Land Bank, Massachusetts, Revenue Bonds,            5/14 at 100.00         AAA            422,990
                 Series 2004, 5.000%, 5/01/26 - AMBAC Insured

          210   Massachusetts Bay Transportation Authority, Assessment                7/10 at 100.00         AAA            224,950
                 Bonds, Series 2000A, 5.250%, 7/01/30

          385   Massachusetts Bay Transportation Authority, Senior Lien                 No Opt. Call         AAA            442,411
                 Sales Tax Revenue Bonds, Series 2004C, 5.250%, 7/01/21

          230   Massachusetts College Building Authority, Project Revenue             5/14 at 100.00         AAA            249,525
                 Bonds, Series 2004A, 5.000%, 5/01/19 - MBIA Insured

          750   Massachusetts, Special Obligation Dedicated Tax Revenue               1/14 at 100.00         AAA            818,940
                 Bonds, Series 2004, 5.250%, 1/01/25 - FGIC Insured

        1,250   Massachusetts, Special Obligation Refunding Notes, Federal              No Opt. Call         Aaa          1,379,388
                 Highway Grant Anticipation Note Program, Series 2003A,
                 5.000%, 12/15/13 - FSA Insured

        1,000   Puerto Rico Municipal Finance Agency, Series 1999A,                   8/09 at 101.00         AAA          1,121,080
                 6.000%, 8/01/16 - FSA Insured

          500   Virgin Islands Public Finance Authority, Gross Receipts Taxes        10/10 at 101.00         BBB            571,020
                 Loan Note, Series 1999A, 6.375%, 10/01/19


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 6.3% (4.3% OF TOTAL INVESTMENTS)

          800   Massachusetts Port Authority, Revenue Bonds, Series 2005A,            7/15 at 100.00         AAA            863,408
                 5.000%, 7/01/23 - AMBAC Insured

        1,000   Massachusetts Port Authority, Special Facilities Revenue              7/07 at 102.00         AAA          1,056,240
                 Bonds, BOSFUEL Corporation, Series 1997, 5.500%, 7/01/18
                 (Alternative Minimum Tax) - MBIA Insured


                                       43


                        Nuveen Massachusetts Dividend Advantage Municipal Fund (NMB) (continued)
                             Portfolio of INVESTMENTS May 31, 2005
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED *** - 9.5% (6.4% OF TOTAL INVESTMENTS)

$       1,000   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            7/10 at 100.00         AAA     $    1,131,620
                 Asset-Backed Bonds, Series 2000, 6.000%, 7/01/26
                 (Pre-refunded to 7/01/10)

          790   Massachusetts Bay Transportation Authority, Assessment                7/10 at 100.00         AAA            870,659
                 Bonds, Series 2000A, 5.250%, 7/01/30B (Pre-refunded to 7/01/10)

          500   Massachusetts, General Obligation Bonds, Consolidated Loan,           8/14 at 100.00       AA***            551,670
                 Series 2004B, 5.000%, 8/01/24 (Pre-refunded to 8/01/14)

          300   Massachusetts Water Resources Authority, General Revenue              8/10 at 101.00         AAA            338,772
                 Bonds, Series 2000A, 5.750%, 8/01/30 (Pre-refunded to
                 8/01/10) - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 5.6% (3.8% OF TOTAL INVESTMENTS)

        1,070   Massachusetts Development Finance Agency, Resource                    1/12 at 101.00         AAA          1,196,742
                 Recovery Revenue Bonds, SEMASS System, Series 2001A,
                 5.625%, 1/01/14 - MBIA Insured

          500   Massachusetts Industrial Finance Agency, Resource Recovery           12/08 at 102.00         BBB            514,004
                 Revenue Refunding Bonds, Ogden Haverhill Project,
                 Series 1998A, 5.600%, 12/01/19 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 8.7% (5.9% OF TOTAL INVESTMENTS)

          530   Boston Water and Sewerage Commission, Massachusetts,                 11/14 at 100.00          AA            568,864
                 General Revenue Bonds, Senior Series 2004A,
                 5.000%, 11/01/25

        1,405   Massachusetts Water Pollution Abatement Trust, Revenue                8/09 at 101.00         AAA          1,542,100
                 Bonds, MWRA Loan Program, Subordinate  Series 1999A,
                 5.750%, 8/01/29

          500   Massachusetts Water Pollution Abatement Trust, Revenue                8/12 at 100.00         AAA            546,394
                 Bonds, MWRA Loan Program, Series 2002A, 5.250%, 8/01/20
------------------------------------------------------------------------------------------------------------------------------------
$      41,135   Total Long-Term Investments (cost $42,282,483) - 147.0%                                                  44,906,227
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 2.1%                                                                        633,134
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (49.1)%                                                        (15,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $   30,539,361
                ====================================================================================================================

FORWARD SWAP CONTRACTS OUTSTANDING AT MAY 31, 2005:
                                                                                                                         UNREALIZED
                                                                               NOTIONAL     EFFECTIVE    TERMINATION   APPRECIATION
                                                                                 AMOUNT       DATE(2)           DATE  (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------------
Agreement with Morgan Stanley dated December 2, 2004, to pay semi-annually the notional amount multiplied by 5.465% (annualized) and receive quarterly the notional amount multiplied by the three-month USD-LIBOR (United States
Dollar-London Inter-Bank Offered Rates).                                       $450,000       7/11/05        7/11/25       $(44,232)

Agreement with Morgan Stanley dated December 8, 2004, to pay semi-annually the notional amount multiplied by 5.313% (annualized) and receive quarterly the notional amount multiplied by the three-month USD-LIBOR (United States
Dollar-London Inter-Bank Offered Rates).                                        300,000       7/18/05        7/18/35        (26,191)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           $(70,423)
------------------------------------------------------------------------------------------------------------------------------------

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    (2) Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.

                    * Optional Call Provisions (not covered by the report of independent registered public accounting firm): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

                    ** Ratings (not covered by the report of independent registered public accounting firm): Using the higher of Standard & Poor's or Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

                                 See accompanying notes to financial statements.

                        Nuveen Insured Massachusetts Tax-Free Advantage Municipal Fund (NGX)
                        Portfolio of
                                INVESTMENTS May 31, 2005
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 24.8% (16.6% OF TOTAL INVESTMENTS)

$         500   Massachusetts Development Finance Authority, Revenue                  7/13 at 101.00        Baa1     $      563,150
                 Bonds, Massachusetts College of Pharmacy and Allied
                 Health Sciences, Series 2003C, 6.375%, 7/01/23

        2,250   Massachusetts Development Finance Authority, Revenue                  9/13 at 100.00          A1          2,350,328
                 Bonds, Middlesex School, Series 2003, 5.000%, 9/01/33

        3,000   Massachusetts Health and Educational Facilities Authority,            6/13 at 100.00         AA-          3,174,360
                 Revenue Bonds, Boston College, Series 2003N,
                 5.125%, 6/01/37

        1,500   Massachusetts Health and Educational Facilities Authority,           11/12 at 100.00         AAA          1,581,120
                 Revenue Bonds, Worcester State College, Series 2002,
                 5.000%, 11/01/32 - AMBAC Insured

        2,140   University of Massachusetts Building Authority, Senior               11/14 at 100.00         AAA          2,394,767
                 Lien Project Revenue Bonds, Series 2004-1,
                 5.375%, 11/01/21 - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 9.1% (6.1% OF TOTAL INVESTMENTS)

        2,500   Massachusetts Health and Educational Facilities Authority,            5/12 at 100.00         AAA          2,649,500
                 Revenue Bonds, New England Medical Center Hospitals,
                 Series 2002H, 5.000%, 5/15/25 - FGIC Insured

        1,000   Massachusetts Health and Educational Facilities Authority,            7/08 at 102.00         AAA          1,049,900
                 Revenue Bonds, CareGroup Inc., Series 1998A,
                 5.000%, 7/01/25 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 13.1% (8.8% OF TOTAL INVESTMENTS)

        1,750   Massachusetts Development Finance Authority, GNMA                    12/12 at 105.00         AAA          1,966,598
                 Collateralized Revenue Bonds, Neville Communities,
                 Series 2002A, 6.000%, 6/20/44

        1,265   Massachusetts Housing Finance Agency, Rental Housing                  7/12 at 100.00         AAA          1,298,232
                 Mortgage Revenue Bonds, Series 2002H, 5.200%, 7/01/42 -
                 FSA Insured

        2,000   Massachusetts Housing Finance Agency, Housing Bonds,                 12/12 at 100.00         AA-          2,037,380
                 Series 2003H, 5.125%, 6/01/43

------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 31.6% (21.2% OF TOTAL INVESTMENTS)

        1,280   Littleton, Massachusetts, General Obligation Bonds,                   1/13 at 101.00         AAA          1,389,043
                 Series 2003, 5.000%, 1/15/21 - FGIC Insured

        3,000   Massachusetts, General Obligation Bonds, Consolidated                   No Opt. Call         AAA          3,452,820
                 Loan, Series 2004B, 5.250%, 8/01/21 - FSA Insured (PLG)

        1,025   Maynard, Massachusetts, General Obligation Bonds,                     2/13 at 101.00         Aaa          1,162,207
                 Series 2003, 5.500%, 2/01/19 - MBIA Insured

        1,705   North Attleborough, Massachusetts, General Obligation                 7/14 at 101.00         Aaa          1,906,105
                 Bonds, Series 2004, 5.000%, 7/15/15 - FGIC Insured

        1,500   Pittsfield, Massachusetts, General Obligation Bonds,                  4/12 at 101.00         AAA          1,631,355
                 Series 2002, 5.000%, 4/15/18 - MBIA Insured

        3,000   Springfield, Massachusetts, General Obligation Bonds,                 1/13 at 100.00         AAA          3,316,740
                 Series 2003, 5.250%, 1/15/22 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 25.6% (17.2% OF TOTAL INVESTMENTS)

        3,000   Martha's Vineyard Land Bank, Massachusetts, Revenue                   5/13 at 100.00         AAA          3,163,230
                 Bonds, Series 2002, 5.000%, 5/01/32 - AMBAC Insured

        2,790   Massachusetts College Building Authority, Project Revenue             5/13 at 100.00         AAA          3,019,645
                 Refunding Bonds, Series 2003A, 5.250%, 5/01/22 -
                 XLCA Insured

                Massachusetts Development Finance Authority, Revenue
                Bonds, 100 Cambridge Street Redevelopment, M/SRBC
                Project, Series 2002A:
        1,475    5.125%, 8/01/28 - MBIA Insured                                       2/12 at 100.00         AAA          1,559,591
        1,500    5.125%, 2/01/34 - MBIA Insured                                       2/12 at 100.00         AAA          1,580,670

        1,000   Massachusetts, Special Obligation Dedicated Tax Revenue               1/14 at 100.00         AAA          1,099,550
                 Bonds, Series 2004, 5.250%, 1/01/21 - FGIC Insured

------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 2.6% (1.8% OF TOTAL INVESTMENTS)

        1,000   Massachusetts Port Authority, Revenue Bonds, Series 2003A,            7/13 at 100.00         AAA          1,053,970
                 5.000%, 7/01/33 - MBIA Insured

                                       45

                        Nuveen Insured Massachusetts Tax-Free Advantage Municipal Fund (NGX) (continued)
                             Portfolio of INVESTMENTS May 31, 2005
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED *** - 25.1% (16.8% OF TOTAL INVESTMENTS)

$       3,000   Massachusetts Bay Transportation Authority, Senior Sales              7/12 at 100.00         AAA     $    3,322,710
                 Tax Revenue Refunding Bonds, Series 2002A,
                 5.000%, 7/01/27 (Pre-refunded to 7/01/12) - FGIC Insured

        3,000   Massachusetts, General Obligation Bonds, Consolidated Loan,          11/11 at 100.00         AAA          3,275,460
                 Series 2001D, 5.000%, 11/01/20 (Pre-refunded to
                 11/01/11) - MBIA Insured

        2,145   Massachusetts, General Obligation Bonds, Consolidated                 1/13 at 100.00         AAA          2,390,796
                 Loan, Series 2003A, 5.250%, 1/01/18 (Pre-refunded to
                 1/01/13) - AMBAC Insured

          845   Massachusetts Port Authority, Revenue Bonds,                          7/05 at 100.00         AAA          1,197,441
                 Series 1982, 13.000%, 7/01/13

------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 5.3% (3.6% OF TOTAL INVESTMENTS)

        1,500   Puerto Rico Electric Power Authority, Power Revenue Bonds,            7/10 at 101.00         AAA          1,620,255
                 Series 2000HH, 5.250%, 7/01/29 - FSA Insured

          500   Puerto Rico Electric Power Authority, Power Revenue Bonds,            7/12 at 101.00         AAA            538,704
                 Series 2002II, 5.125%, 7/01/26 - FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 11.8% (7.9% OF TOTAL INVESTMENTS)

        1,900   Lynn Water and Sewer Commission, Massachusetts, General              12/13 at 100.00         AAA          2,009,800
                 Revenue Bonds, Series 2003A, 5.000%, 12/01/32 -
                 MBIA Insured

        1,000   Massachusetts Water Resources Authority, General Revenue              8/13 at 100.00         AAA          1,075,810
                 Bonds, Series 2004D, 5.000%, 8/01/24 - MBIA Insured

        1,000   Massachusetts Water Resources Authority, General Revenue                No Opt. Call         AAA          1,149,950
                 Bonds, Series 2002J, 5.250%, 8/01/19 - FSA Insured

          495   Springfield Water and Sewerage Commission, Massachusetts,             7/14 at 100.00         AAA            544,044
                 General Revenue Bonds, Series 2003A, 5.000%, 7/01/16 -
                 MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
$      55,565   Total Long-Term Investments (cost $57,178,561) - 149.0%                                                  60,525,231
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.5%                                                                        586,003
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (50.5)%                                                        (20,500,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $   40,611,234
                ====================================================================================================================

FORWARD SWAP CONTRACTS OUTSTANDING AT MAY 31, 2005:
                                                                                                                         UNREALIZED
                                                                               NOTIONAL     EFFECTIVE    TERMINATION   APPRECIATION
                                                                                 AMOUNT       DATE(2)           DATE  (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------------
Agreement with Goldman Sachs dated December 7, 2004, to pay semi-annually the notional amount multiplied by 5.401% (annualized) and receive quarterly the notional amount multiplied by the three-month USD-LIBOR (United States
Dollar-London Inter-Bank Offered Rates).                                     $2,800,000       7/18/05        7/18/35      $(283,806)

Agreement with Goldman Sachs dated January 10, 2005, to pay semi-annually the notional amount multiplied by 5.251% (annualized) and receive quarterly the notional amount multiplied by the three-month USD-LIBOR (United States
Dollar-London Inter-Bank Offered Rates).                                      1,100,000       8/16/05        8/16/25        (75,763)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          $(359,569)
------------------------------------------------------------------------------------------------------------------------------------

                         At least 80% of the Fund's net assets (including net assets attributable to Preferred shares) are invested in municipal securities that are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance which ensures the timely payment of principal and interest. Up to 20% of the Fund's net assets (including net assets attributable to Preferred shares) may be invested in municipal securities that are (i) either backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities (also ensuring the timely payment of principal and interest), or (ii) municipal bonds that are rated, at the time of investment, within the four highest grades (Baa or BBB or better by Moody's, S&P or Fitch) or unrated but judged to be of comparable quality by the Adviser.

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    (2) Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.

                    * Optional Call Provisions (not covered by the report of independent registered public accounting firm): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

                    ** Ratings (not covered by the report of independent registered public accounting firm): Using the higher of Standard & Poor's or Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest.

                   (PLG) Portion of security, with an aggregate market value of
                         $303,848, has been pledged to collateralize the net payment obligations under forward swap contracts.

                                 See accompanying notes to financial statements.

                        Nuveen Missouri Premium Income Municipal Fund (NOM)
                        Portfolio of
                                INVESTMENTS May 31, 2005
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 3.3% (2.3% OF TOTAL INVESTMENTS)

$       1,000   Missouri Development Finance Board, Solid Waste Disposal                No Opt. Call         AA-     $    1,117,980
                 Revenue Bonds, Procter and Gamble Inc., Series 1999,
                 5.200%, 3/15/29 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 6.2% (4.3% OF TOTAL INVESTMENTS)

          625   Missouri Health and Educational Facilities Authority, Revenue         6/10 at 100.00        Baa2            673,025
                 Bonds, Maryville University of St. Louis, Series 2000,
                 6.750%, 6/15/30

          500   Missouri Health and Educational Facilities Authority, Revenue         2/08 at 101.00          A3            523,845
                 Bonds, St. Louis Priory School, Series 2000, 5.650%, 2/01/25

          365   Missouri Health and Educational Facilities Authority, Revenue         4/11 at 100.00         Aaa            403,299
                 Bonds, Webster University, Series 2001, 5.500%, 4/01/18 -
                 MBIA Insured

          500   St. Louis County Industrial Development Authority, Missouri,          6/05 at 100.00         N/R            510,700
                 Revenue Bonds, Kiel Center Multipurpose Arena,
                 Series 1992, 7.875%, 12/01/24 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 31.6% (21.8% OF TOTAL INVESTMENTS)

        1,800   Johnson County, Missouri, Hospital Revenue Bonds, Western             6/10 at 100.00          AA          1,976,634
                 Missouri Medical Center, Series 2000, 6.000%, 6/01/20 -
                 RAAI Insured

          750   Joplin Industrial Development Authority, Missouri, Health             2/15 at 102.00        BBB+            789,255
                 Facilities Revenue Bonds, Freeman Health System,
                 Series 2004, 5.500%, 2/15/29

        2,500   Missouri Health and Educational Facilities Authority, Revenue         6/11 at 101.00         AAA          2,663,600
                 Bonds, SSM Healthcare System, Series 2001A,
                 5.250%, 6/01/28 - AMBAC Insured

          500   Missouri Health and Educational Facilities Authority, Revenue         6/11 at 101.00         AAA            532,720
                 Bonds, St. Luke's Health System, Series 2001,
                 5.250%, 12/01/26 - FSA Insured

                Missouri Health and Educational Facilities Authority, Revenue
                Bonds, BJC Health System, Series 2003:
        1,500    5.125%, 5/15/25                                                      5/13 at 100.00          AA          1,589,865
        1,155    5.250%, 5/15/32                                                      5/13 at 100.00          AA          1,231,126

          500   Missouri Health and Educational Facilities Authority, Revenue         2/14 at 100.00        BBB+            533,765
                 Bonds, Lake Regional Health System, Series 2003,
                 5.700%, 2/15/34

          425   Missouri Health and Educational Facilities Authority, Revenue         2/06 at 102.00        BBB+            438,749
                 Bonds, Lake Regional Health System, Series 1996,
                 6.500%, 2/15/21

        1,000   Missouri Health and Educational Facilities Authority, Revenue        12/10 at 101.00           A          1,082,910
                 Bonds, St. Anthony's Medical Center, Series 2000,
                 6.250%, 12/01/30


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 7.0% (4.8% OF TOTAL INVESTMENTS)

          625   Missouri Housing Development Commission, Multifamily                 12/11 at 100.00          AA            660,175
                 Housing Revenue Bonds, Series 2001II, 5.250%, 12/01/16

          500   St. Charles County Industrial Development Authority,                  4/08 at 102.00         AAA            513,935
                 Missouri, FHA-Insured Multifamily Housing Revenue Bonds,
                 Ashwood Apartments, Series 1998A, 5.600%, 4/01/30
                 (Alternative Minimum Tax) - FSA Insured

          545   St. Louis County Industrial Development Authority, Missouri,          4/07 at 102.00         AAA            577,869
                 GNMA Collateralized Multifamily Housing Revenue
                 Refunding Bonds, South Summit Apartments, Series 1997A,
                 5.950%, 4/20/17

          600   St. Louis County Industrial Development Authority, Missouri,          4/07 at 102.00         AAA            635,592
                 GNMA Collateralized Multifamily Housing Revenue
                 Refunding Bonds, South Summit Apartments, Series 1997B,
                 6.000%, 10/20/15 (Alternative Minimum Tax)


                                       47


                        Nuveen Missouri Premium Income Municipal Fund (NOM) (continued)
                             Portfolio of INVESTMENTS May 31, 2005
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 1.6% (1.1% OF TOTAL INVESTMENTS)

$         150   Missouri Housing Development Commission, Single Family                3/06 at 105.00         AAA     $      151,101
                 Mortgage Revenue Bonds, Homeownership Loan Program,
                 Series 1995C, 7.250%, 9/01/26 (Alternative Minimum Tax)

          235   Missouri Housing Development Commission, Single Family                9/06 at 105.00         AAA            237,247
                 Mortgage Revenue Bonds, Homeownership Loan Program,
                 Series 1996B, 7.550%, 9/01/27 (Alternative Minimum Tax)

          155   Missouri Housing Development Commission, Single Family                3/10 at 100.00         AAA            163,455
                 Mortgage Revenue Bonds, Homeownership Loan Program,
                 Series 2000B-1, 6.250%, 3/01/31 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 5.6% (3.8% OF TOTAL INVESTMENTS)

        1,750   Cole County Industrial Development Authority, Missouri,               2/14 at 100.00         N/R          1,847,580
                 Revenue Bonds, Lutheran Senior Services - Heisinger
                 Project, Series 2004, 5.500%, 2/01/35

           50   Lees Summit Industrial Development Authority, Missouri,               8/09 at 101.00         N/R             53,571
                 Health Facilities Revenue Bonds, John Knox Village,
                 Series 1999, 6.000%, 8/15/17


------------------------------------------------------------------------------------------------------------------------------------
                MATERIALS - 2.3% (1.6% OF TOTAL INVESTMENTS)

          750   Sugar Creek, Missouri, Industrial Development Revenue                 6/13 at 101.00         BBB            780,578
                 Bonds, Lafarge North America Inc., Series 2003A,
                 5.650%, 6/01/37 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 31.2% (21.5% OF TOTAL INVESTMENTS)

          300   Branson Reorganized School District R-4, Taney County,                3/15 at 100.00         AAA            322,125
                 Missouri, General Obligation Bonds, Series 2005,
                 5.000%, 3/01/25 (WI, settling 6/01/05) - FSA Insured

          500   Camdenton Reorganized School District R3, Camden County,                No Opt. Call         AAA            553,640
                 Missouri, General Obligation Bonds, Series 2005,
                 5.250%, 3/01/24 - FSA Insured

          500   Jackson County School District R-7, Lees Summit,                      3/12 at 100.00         AAA            549,805
                 Missouri, General Obligation Refunding and Improvement
                 Bonds, Series 2002, 5.250%, 3/01/18 - FSA Insured

        1,630   North Kansas City School District, Missouri, General                  3/13 at 100.00         AA+          1,760,156
                 Obligation Bonds, Series 2003A, 5.000%, 3/01/23

        1,000   Puerto Rico, General Obligation and Public Improvement                  No Opt. Call         AAA          1,191,860
                 Bonds, Series 2001A, 5.500%, 7/01/20 - MBIA Insured

        2,020   Ritenour Consolidated School District, St. Louis County,                No Opt. Call         AAA          2,456,360
                 Missouri, General Obligation Bonds, Series 1995,
                 7.375%, 2/01/12 - FGIC Insured

        1,145   St. Charles County Francis Howell School District, Missouri,            No Opt. Call         AAA          1,238,821
                 General Obligation Refunding Bonds, Series 1994A,
                 7.800%, 3/01/08 - FGIC Insured

          350   St. Louis County Pattonville School District R3, Missouri,            3/14 at 100.00         AAA            387,321
                 General Obligation Bonds, Series 2004, 5.250%, 3/01/20 -
                 FSA Insured

          645   St. Louis Board of Education, Missouri, General Obligation              No Opt. Call         AAA            708,146
                 Refunding Bonds, Series 1993A, 8.500%, 4/01/07 -
                 FGIC Insured

        1,405   St. Louis Board of Education, Missouri, General Obligation            4/13 at 100.00         AAA          1,525,170
                 Refunding Bonds, Series 2003A, 5.000%, 4/01/19 -
                 FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 34.5% (23.9% OF TOTAL INVESTMENTS)

          600   Chesterfield, Missouri, Certificates of Participation,               12/15 at 100.00         Aaa            649,158
                 Series 2005, 5.000%, 12/01/24 - FGIC Insured

          750   Fenton, Missouri, Tax Increment Refunding and Improvement            10/12 at 100.00         N/R            775,395
                 Revenue Bonds, Gravois Bluffs Redevelopment Project,
                 Series 2002, 6.125%, 10/01/21

          750   Howard Bend Levee District, St. Louis County, Missouri,               3/09 at 101.00         N/R            791,797
                 Levee District Improvement Bonds, Series 1999,
                 5.850%, 3/01/19

        1,000   Kansas City Land Clearance Redevelopment Authority,                  12/05 at 102.00         AAA          1,034,120
                 Missouri, Lease Revenue Bonds, Municipal Auditorium and
                 Muehlebach Hotel Redevelopment Projects, Series 1995A,
                 5.900%, 12/01/18 - FSA Insured

        2,000   Missouri Development Finance Board, Kansas City,                      4/10 at 100.00         AAA          2,207,760
                 Infrastructure Facilities Revenue Bonds, Midtown
                 Redevelopment Project, Series 2000A, 5.750%, 4/01/22 -
                 MBIA Insured

          450   Monarch-Chesterfield Levee District, St. Louis County,                3/10 at 101.00         AAA            501,404
                 Missouri, Levee District Improvement Bonds, Series 1999,
                 5.750%, 3/01/19 - MBIA Insured


                                       48

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

$         600   Riverside, Missouri, Tax Increment Revenue Bonds,                     5/15 at 100.00         BBB     $      624,204
                 L-385 Levee Project, Series 2004, 5.250%, 5/01/20

          400   St. Joseph Industrial Development Authority, Missouri,               11/14 at 100.00         N/R            405,112
                 Tax Increment Bonds, Shoppes at North Village Project,
                 Series 2005A, 5.500%, 11/01/27

        1,000   St. Louis Municipal Finance Corporation, Missouri,                    2/12 at 100.00         Aaa          1,129,880
                 Leasehold Revenue Bonds, Carnahan Courthouse,
                 Series 2002A, 5.750%, 2/15/16 - FGIC Insured

        2,000   Springfield Public Building Corporation, Missouri, Lease              6/10 at 100.00         AAA          2,253,560
                 Revenue Bonds, Jordan Valley Park Projects,
                 Series 2000A, 6.125%, 6/01/21 - AMBAC Insured

        1,380   Springfield Center City Development Corporation, Missouri,           11/11 at 100.00         Aaa          1,473,467
                 Lease Revenue Bonds, Jordan Valley Park Parking
                 Garage, Series 2002D, 5.000%, 11/01/22 -
                 AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 4.7% (3.2% OF TOTAL INVESTMENTS)

          500   Kansas City, Missouri, Passenger Facility Charge Revenue              4/11 at 101.00         AAA            520,315
                 Bonds, Kansas City International Airport, Series 2001,
                 5.000%, 4/01/23 (Alternative Minimum Tax) - AMBAC Insured

        1,000   St. Louis Land Clearance Redevelopment Authority, Missouri,           9/09 at 102.00         N/R          1,083,220
                 Revenue Refunding and Improvement Bonds, LCRA
                 Parking Facilities, Series 1999C, 7.000%, 9/01/19


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED *** - 7.5% (5.1% OF TOTAL INVESTMENTS)

          500   St. Louis County, Missouri, GNMA Collateralized Mortgage                No Opt. Call         AAA            586,210
                 Revenue Bonds, Series 1993D, 5.650%, 7/01/20
                 Alternative Minimum Tax)

          750   St. Louis County Pattonville School District R3, Missouri,            3/10 at 101.00         AAA            845,302
                 General Obligation Bonds, Series 2000, 5.750%, 3/01/17
                 (Pre-refunded to 3/01/10) - FGIC Insured

          950   Texas County, Missouri, Hospital Revenue Bonds, Texas                 6/10 at 100.00      N/R***          1,120,069
                 County Memorial Hospital, Series 2000, 7.250%, 6/15/25
                 (Pre-refunded to 6/15/10)


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 5.6% (3.9% OF TOTAL INVESTMENTS)

        1,800   Springfield Public Utilities Board, Missouri, Certificates           12/09 at 100.00         AAA          1,918,854
                 of Participation, Series 2001, 5.000%, 12/01/17 -
                 AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 3.9% (2.7% OF TOTAL INVESTMENTS)

          640   Metropolitan St. Louis Sewerage District, Missouri, Revenue           5/14 at 100.00         AAA            694,330
                 Bonds, Wastewater System, Series 2004A, 5.000%, 5/01/20 -
                 MBIA Insured

          350   Missouri Environmental Improvement and Energy Resources                 No Opt. Call         Aaa            419,425
                 Authority, Water Pollution Control Revenue Bonds, State
                 Revolving Fund Program - Kansas City Project, Series 1997C,
                 6.750%, 1/01/12

          210   Missouri Environmental Improvement and Energy Resources               1/06 at 101.00         Aaa            215,554
                 Authority, Water Pollution Control Revenue Bonds, State
                 Revolving Fund Program - Multi-Participants, Series 1996D,
                 5.875%, 1/01/15
------------------------------------------------------------------------------------------------------------------------------------
$      45,605   Total Long-Term Investments (cost $46,168,950) - 145.0%                                                  49,631,116
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.8%                                                                        588,187
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (46.8)%                                                        (16,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $   34,219,303
                ====================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    * Optional Call Provisions (not covered by the report of independent registered public accounting firm): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

                    ** Ratings (not covered by the report of independent registered public accounting firm): Using the higher of Standard & Poor's or Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

                    N/R  Investment is not rated.

                    (WI) Security purchased on a when-issued basis.


                                 See accompanying notes to financial statements.

                        Statement of
                            ASSETS AND LIABILITIES May 31, 2005
                                                                    CONNECTICUT       CONNECTICUT      CONNECTICUT      CONNECTICUT
                                                                        PREMIUM          DIVIDEND         DIVIDEND         DIVIDEND
                                                                         INCOME         ADVANTAGE      ADVANTAGE 2      ADVANTAGE 3
                                                                          (NTC)             (NFC)            (NGK)            (NGO)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at market value (cost $111,031,132, $54,847,253,
   $49,810,858 and $91,520,061, respectively)                      $117,358,913       $58,132,275      $53,099,256      $95,087,839
Cash                                                                  1,310,843            82,300               --          163,201
Receivables:
   Interest                                                           1,689,456           752,644          667,369        1,350,855
   Investments sold                                                     125,000            60,000               --               --
Other assets                                                              9,110             7,711              217            4,537
------------------------------------------------------------------------------------------------------------------------------------
      Total assets                                                  120,493,322        59,034,930       53,766,842       96,606,432
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Cash overdraft                                                               --                --           47,988               --
Payable for investments purchased                                       557,319                --               --               --
Forward swaps, at value                                                      --            33,381           74,208          233,665
Accrued expenses:
   Management fees                                                       65,067            17,032           15,490           26,224
   Other                                                                 31,397            14,814           18,705           20,224
Preferred share dividends payable                                        10,385             5,608            5,178            1,841
------------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                                 664,168            70,835          161,569          281,954
------------------------------------------------------------------------------------------------------------------------------------
Preferred shares, at liquidation value                               38,300,000        19,500,000       17,500,000       32,000,000
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                             $ 81,529,154       $39,464,095      $36,105,273      $64,324,478
====================================================================================================================================
Common shares outstanding                                             5,343,880         2,564,283        2,309,188        4,350,795
====================================================================================================================================
Net asset value per Common share outstanding
   (net assets applicable to Common shares,
   divided by Common shares outstanding)                           $      15.26       $     15.39      $     15.64      $     14.78
====================================================================================================================================
NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
Common shares, $.01 par value per share                            $     53,439       $    25,643      $    23,092      $    43,508
Paid-in surplus                                                      74,217,415        36,350,160       32,687,084       61,393,433
Undistributed (Over-distribution of) net investment income              343,604           267,054          235,291          149,196
Accumulated net realized gain (loss) from investments
   and forward swaps                                                    586,915          (430,403)         (54,384)        (595,772)
Net unrealized appreciation (depreciation) of investments
   and forward swaps                                                  6,327,781         3,251,641        3,214,190        3,334,113
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                             $ 81,529,154       $39,464,095      $36,105,273      $64,324,478
====================================================================================================================================
Authorized shares:
   Common                                                             Unlimited         Unlimited        Unlimited        Unlimited
   Preferred                                                          Unlimited         Unlimited        Unlimited        Unlimited
====================================================================================================================================

                                 See accompanying notes to financial statements.

                                                                                                           INSURED
                                                                  MASSACHUSETTS     MASSACHUSETTS    MASSACHUSETTS         MISSOURI
                                                                        PREMIUM          DIVIDEND         TAX-FREE          PREMIUM
                                                                         INCOME         ADVANTAGE        ADVANTAGE           INCOME
                                                                          (NMT)             (NMB)            (NGX)            (NOM)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at market value (cost $98,682,916, $42,282,483,
   $57,178,561 and $46,168,950, respectively)                      $104,170,906       $44,906,227      $60,525,231      $49,631,116
Cash                                                                         --            38,274               --           21,801
Receivables:
   Interest                                                           1,492,636           694,923          907,529          824,187
   Investments sold                                                     135,683                --          115,564          105,156
Other assets                                                              7,123             7,666            6,103            2,812
------------------------------------------------------------------------------------------------------------------------------------
      Total assets                                                  105,806,348        45,647,090       61,554,427       50,585,072
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Cash overdraft                                                           65,615                --           39,549               --
Payable for investments purchased                                            --                --               --          317,049
Forward swaps, at value                                                      --            70,423          359,569               --
Accrued expenses:
   Management fees                                                       57,310            13,148           22,621           27,242
   Other                                                                 26,454            19,598           12,324           17,643
Preferred share dividends payable                                         9,316             4,560            9,130            3,835
------------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                                 158,695           107,729          443,193          365,769
------------------------------------------------------------------------------------------------------------------------------------
Preferred shares, at liquidation value                               34,000,000        15,000,000       20,500,000       16,000,000
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                             $ 71,647,653       $30,539,361      $40,611,234      $34,219,303
====================================================================================================================================
Common shares outstanding                                             4,744,935         1,951,293        2,719,407        2,264,054
====================================================================================================================================
Net asset value per Common share outstanding
   (net assets applicable to Common shares,
   divided by Common shares outstanding)                           $      15.10       $     15.65      $     14.93      $     15.11
====================================================================================================================================
NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
Common shares, $.01 par value per share                            $     47,449       $    19,513      $    27,194      $    22,641
Paid-in surplus                                                      65,853,278        27,622,590       38,316,314       30,232,465
Undistributed (Over-distribution of) net investment income              569,821           208,135         (112,524)         315,546
Accumulated net realized gain (loss) from investments
   and forward swaps                                                   (310,885)          135,802         (606,851)         186,485
Net unrealized appreciation (depreciation) of investments
   and forward swaps                                                  5,487,990         2,553,321        2,987,101        3,462,166
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                             $ 71,647,653       $30,539,361      $40,611,234      $34,219,303
====================================================================================================================================
Authorized shares:
   Common                                                             Unlimited         Unlimited        Unlimited        Unlimited
   Preferred                                                          Unlimited         Unlimited        Unlimited        Unlimited
====================================================================================================================================

                                 See accompanying notes to financial statements.

                        Statement of
                            OPERATIONS Year Ended May 31, 2005
                                                                    CONNECTICUT       CONNECTICUT      CONNECTICUT      CONNECTICUT
                                                                        PREMIUM          DIVIDEND         DIVIDEND         DIVIDEND
                                                                         INCOME         ADVANTAGE      ADVANTAGE 2      ADVANTAGE 3
                                                                          (NTC)             (NFC)            (NGK)            (NGO)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME                                                    $5,667,729        $2,743,901       $2,424,683       $4,205,732
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                                         763,901           374,425          342,275          613,397
Preferred shares -- auction fees                                         95,750            48,750           43,750           80,000
Preferred shares -- dividend disbursing agent fees                       10,000            10,000           10,000           10,000
Shareholders' servicing agent fees and expenses                          15,541             1,798            1,369            1,522
Trustees' fees and expenses                                               2,566             1,198            1,245            2,183
Professional fees                                                        13,501            11,314           11,158           12,229
Shareholders' reports -- printing and mailing expenses                   20,276            11,171           10,421           16,293
Stock exchange listing fees                                              10,762               218              196              370
Investor relations expense                                               17,082             6,568            6,207           10,692
Other expenses                                                           14,309            13,140           11,785           13,489
------------------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit and expense reimbursement    996,979           497,235          454,938          787,057
   Custodian fee credit                                                  (3,704)           (3,145)          (3,332)          (3,808)
   Expense reimbursement                                                     --          (174,439)        (159,459)        (304,824)
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                            993,275           319,651          292,147          478,425
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                 4,674,454         2,424,250        2,132,536        3,727,307
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from investments                               695,966           201,225          165,154          189,726
Net realized gain (loss) from forward swaps                                  --          (178,890)        (182,494)        (508,058)
Change in net unrealized appreciation (depreciation)
   of investments                                                     3,288,927         2,203,567        1,771,598        4,159,129
Change in net unrealized appreciation (depreciation)
   of forward swaps                                                          --           (33,381)         (74,208)        (233,665)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain                                      3,984,893         2,192,521        1,680,050        3,607,132
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS
From net investment income                                             (466,107)         (217,938)        (197,732)        (418,929)
From accumulated net realized gains from investments                     (2,895)               --           (6,485)              --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common shares
   from distributions to Preferred shareholders                        (469,002)         (217,938)        (204,217)        (418,929)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable to Common shares
   from operations                                                   $8,190,345        $4,398,833       $3,608,369       $6,915,510
====================================================================================================================================


                                 See accompanying notes to financial statements.

                                                                                                           INSURED
                                                                  MASSACHUSETTS     MASSACHUSETTS    MASSACHUSETTS         MISSOURI
                                                                        PREMIUM          DIVIDEND         TAX-FREE          PREMIUM
                                                                         INCOME         ADVANTAGE        ADVANTAGE           INCOME
                                                                          (NMT)             (NMB)            (NGX)            (NOM)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME                                                    $5,196,357        $2,149,129       $2,814,081       $2,545,613
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                                         671,289           290,345          387,115          319,087
Preferred shares -- auction fees                                         85,000            37,500           51,250           40,000
Preferred shares -- dividend disbursing agent fees                       10,000            10,000           10,000           10,000
Shareholders' servicing agent fees and expenses                           8,178               706              583            5,415
Custodian's fees and expenses                                            28,265            14,921           15,558           18,467
Trustees' fees and expenses                                               2,478               993            1,292              857
Professional fees                                                        12,609            10,681           10,974           10,744
Shareholders' reports -- printing and mailing expenses                   19,583             7,741           11,001           10,584
Stock exchange listing fees                                              10,753               162              231              191
Investor relations expense                                               11,391             6,124            5,351            7,350
Other expenses                                                           13,899            16,562            9,467           11,175
------------------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit and expense reimbursement    873,445           395,735          502,822          433,870
   Custodian fee credit                                                  (4,902)           (2,860)          (2,161)          (3,808)
   Expense reimbursement                                                     --          (135,267)        (186,376)              --
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                            868,543           257,608          314,285          430,062
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                 4,327,814         1,891,521        2,499,796        2,115,551
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from investments                               796,541           235,780          (22,105)         250,201
Net realized gain (loss) from forward swaps                                  --                --         (568,647)              --
Change in net unrealized appreciation (depreciation) of investments   3,016,551         1,711,138        3,400,879        1,460,500
Change in net unrealized appreciation (depreciation) of forward swaps        --           (70,423)        (359,569)              --
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain                                      3,813,092         1,876,495        2,450,558        1,710,701
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS
From net investment income                                             (388,132)         (154,728)        (256,987)        (211,843)
From accumulated net realized gains from investments                         --            (7,909)              --               --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common shares
   from distributions to Preferred shareholders                        (388,132)         (162,637)        (256,987)        (211,843)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable to Common shares
   from operations                                                   $7,752,774        $3,605,379       $4,693,367       $3,614,409
====================================================================================================================================


                                 See accompanying notes to financial statements.

                        Statement of
                            CHANGES IN NET ASSETS
                                          CONNECTICUT                         CONNECTICUT                       CONNECTICUT
                                      PREMIUM INCOME (NTC)              DIVIDEND ADVANTAGE (NFC)         DIVIDEND ADVANTAGE 2 (NGK)
                                  ----------------------------       -----------------------------      ----------------------------
                                   YEAR ENDED       YEAR ENDED        YEAR ENDED        YEAR ENDED       YEAR ENDED      YEAR ENDED
                                      5/31/05          5/31/04           5/31/05           5/31/04          5/31/05         5/31/04
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income             $ 4,674,454      $ 4,932,014       $ 2,424,250       $ 2,476,158      $ 2,132,536     $ 2,220,362
Net realized gain (loss)
   from investments                   695,966          722,872           201,225           (74,861)         165,154         241,031
Net realized gain (loss) from
   forward swaps                           --               --          (178,890)               --         (182,494)             --
Change in net unrealized
   appreciation (depreciation)
   of investments                   3,288,927       (5,838,457)        2,203,567        (2,514,188)       1,771,598      (2,843,481)
Change in net unrealized appreciation
   (depreciation) of forward swaps         --               --           (33,381)               --          (74,208)             --
Distributions to Preferred
   Shareholders:
   From net investment income        (466,107)        (249,202)         (217,938)         (129,979)        (197,732)       (101,342)
   From accumulated net realized
     gains from investments            (2,895)              --                --                --           (6,485)        (23,516)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares
   from operations                  8,190,345         (432,773)        4,398,833          (242,870)       3,608,369        (506,946)
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income         (4,656,228)      (4,686,749)       (2,266,762)       (2,261,395)      (2,016,610)     (2,004,077)
From accumulated net realized
   gains from investments             (60,815)              --                --                --         (151,747)       (267,884)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to
   Common shares from distributions
   to Common shareholders          (4,717,043)      (4,686,749)       (2,266,762)       (2,261,395)      (2,168,357)     (2,271,961)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Common shares:
   Net proceeds from sale of shares        --               --                --             1,664               --              --
   Net proceeds from shares
     issued to shareholders due to
     reinvestment of distributions    330,723          352,597            94,487           115,496           18,782          12,077
Preferred shares offering costs            --               --                --                --               --         (27,909)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares
   from capital share transactions    330,723          352,597            94,487           117,160           18,782         (15,832)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares      3,804,025       (4,766,925)        2,226,558        (2,387,105)       1,458,794      (2,794,739)
Net assets applicable to Common
   shares at the beginning
   of year                         77,725,129       82,492,054        37,237,537        39,624,642       34,646,479      37,441,218
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common
   shares at the end of year      $81,529,154      $77,725,129       $39,464,095       $37,237,537      $36,105,273     $34,646,479
====================================================================================================================================
Undistributed (Over-distribution of)
   net investment income at the
   end of year                    $   343,604      $   791,740       $   267,054       $   330,560      $   235,291     $   318,421
====================================================================================================================================

                                 See accompanying notes to financial statements.

                                           CONNECTICUT                   MASSACHUSETTS PREMIUM                 MASSACHUSETTS
                                    DIVIDEND ADVANTAGE 3 (NGO)                INCOME (NMT)                DIVIDEND ADVANTAGE (NMB)
                                  ----------------------------       -----------------------------      ----------------------------
                                   YEAR ENDED       YEAR ENDED        YEAR ENDED        YEAR ENDED       YEAR ENDED      YEAR ENDED
                                      5/31/05          5/31/04           5/31/05           5/31/04          5/31/05         5/31/04
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income             $ 3,727,307      $ 3,820,097       $ 4,327,814       $ 4,450,255      $ 1,891,521     $ 1,948,056
Net realized gain (loss)
   from investments                   189,726          (13,145)          796,541           942,951          235,780         254,529
Net realized gain (loss) from
   forward swaps                     (508,058)              --                --                --               --              --
Change in net unrealized
   appreciation (depreciation)
   of investments                   4,159,129       (4,885,233)        3,016,551        (5,525,901)       1,711,138      (2,448,042)
Change in net unrealized
   appreciation (depreciation)
   of forward swaps                  (233,665)              --                --                --          (70,423)             --
Distributions to Preferred
   Shareholders:
   From net investment income        (418,929)        (232,209)         (388,132)         (217,866)        (154,728)        (75,765)
   From accumulated net realized
     gains from investments                --               --                --                --           (7,909)        (12,018)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares
   from operations                  6,915,510       (1,310,490)        7,752,774          (350,561)       3,605,379        (333,240)
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income         (3,392,359)      (3,390,125)       (4,185,695)       (4,161,260)      (1,800,825)     (1,786,931)
From accumulated net realized gains
   from investments                        --               --                --                --         (224,126)       (153,574)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to
   Common shares from distributions
   to Common shareholders          (3,392,359)      (3,390,125)       (4,185,695)       (4,161,260)      (2,024,951)     (1,940,505)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Common shares:
   Net proceeds from sale of shares        --               --                --                --               --           1,664
   Net proceeds from shares
     issued to shareholders due to
     reinvestment of distributions     27,499          165,098           274,885           314,919           55,345          41,277
Preferred shares offering costs            --          (14,584)               --                --               --              --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares
   from capital share transactions     27,499          150,514           274,885           314,919           55,345          42,941
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares      3,550,650       (4,550,101)        3,841,964        (4,196,902)       1,635,773      (2,230,804)
Net assets applicable to Common
   shares at the beginning
   of year                         60,773,828       65,323,929        67,805,689        72,002,591       28,903,588      31,134,392
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common
   shares at the end of year      $64,324,478      $60,773,828       $71,647,653       $67,805,689      $30,539,361     $28,903,588
====================================================================================================================================
Undistributed (Over-distribution of)
   net investment income at the
   end of year                    $   149,196      $   237,612       $   569,821       $   833,077      $   208,135     $   272,167
====================================================================================================================================

                                 See accompanying notes to financial statements.

                        Statement of
                            CHANGES IN NET ASSETS (continued)
                                                                         INSURED MASSACHUSETTS                MISSOURI PREMIUM
                                                                        TAX-FREE ADVANTAGE (NGX)                 INCOME (NOM)
                                                                     -----------------------------      ----------------------------
                                                                      YEAR ENDED        YEAR ENDED       YEAR ENDED      YEAR ENDED
                                                                         5/31/05           5/31/04          5/31/05         5/31/04
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                                $ 2,499,796       $ 2,548,725      $ 2,115,551     $ 2,142,759
Net realized gain (loss) from investments                                (22,105)          (16,228)         250,201         444,042
Net realized gain (loss) from
   forward swaps                                                        (568,647)               --               --              --
Change in net unrealized appreciation
   (depreciation) of investments                                       3,400,879        (3,274,453)       1,460,500      (2,836,623)
Change in net unrealized appreciation
   (depreciation) of forward swaps                                      (359,569)               --               --               --
Distributions to Preferred Shareholders:
   From net investment income                                           (256,987)         (154,434)        (211,843)       (122,983)
   From accumulated net realized
     gains from investments                                                   --            (4,012)              --              --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares
   from operations                                                     4,693,367          (900,402)       3,614,409        (372,805)
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income                                           (2,282,215)        (2,342,674)      (1,988,388)     (1,963,048)
From accumulated net realized gains
   from investments                                                           --           (39,926)              --              --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to
   Common shares from distributions
   to Common shareholders                                             (2,282,215)       (2,382,600)      (1,988,388)     (1,963,048)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Common shares:
   Net proceeds from sale of shares                                           --                --               --               --
   Net proceeds from shares
     issued to shareholders due to
     reinvestment of distributions                                        79,000           100,710          362,566         339,007
Preferred shares offering costs                                               --             6,822               --              --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares
   from capital share transactions                                        79,000           107,532          362,566         339,007
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares                                         2,490,152        (3,175,470)       1,988,587      (1,996,846)
Net assets applicable to Common
   shares at the beginning of year                                    38,121,082        41,296,552       32,230,716      34,227,562
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common
   shares at the end of year                                         $40,611,234       $38,121,082      $34,219,303     $32,230,716
====================================================================================================================================
Undistributed (Over-distribution of)
   net investment income at the
   end of year                                                       $  (112,524)      $   (73,094)     $   315,546      $  400,226
====================================================================================================================================


                                 See accompanying notes to financial statements.

Notes to
       FINANCIAL STATEMENTS




1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES

The funds (the "Funds") covered in this report and their corresponding Common share stock exchange symbols are Nuveen Connecticut Premium Income Municipal Fund (NTC), Nuveen Connecticut Dividend Advantage Municipal Fund (NFC), Nuveen Connecticut Dividend Advantage Municipal Fund 2 (NGK), Nuveen Connecticut Dividend Advantage Municipal Fund 3 (NGO), Nuveen Massachusetts Premium Income Municipal Fund (NMT), Nuveen Massachusetts Dividend Advantage Municipal Fund
(NMB), Nuveen Insured Massachusetts Tax-Free Advantage Municipal Fund (NGX) and Nuveen Missouri Premium Income Municipal Fund (NOM). Common shares of Connecticut Premium Income (NTC) and Massachusetts Premium Income (NMT) are traded on the New York Stock Exchange while Common shares of Connecticut Dividend Advantage (NFC), Connecticut Dividend Advantage 2 (NGK), Connecticut Dividend Advantage 3 (NGO), Massachusetts Dividend Advantage (NMB), Insured Massachusetts Tax-Free Advantage (NGX) and Missouri Premium Income (NOM) are traded on the American Stock Exchange. The Funds are registered under the Investment Company Act of 1940, as amended, as closed-end management investment companies.

Each Fund seeks to provide current income exempt from both regular federal and designated state income taxes, and in the case of Insured Massachusetts Tax-Free Advantage (NGX) the alternative minimum tax applicable to individuals, by investing primarily in a diversified portfolio of municipal obligations issued by state and local government authorities within a single state.

Effective January 1, 2005, Nuveen Advisory Corp. ("NAC") the Funds' previous adviser, and its affiliate, Nuveen Institutional Advisory Corp. ("NIAC"), were merged into Nuveen Asset Management ("NAM"), each wholly owned subsidiaries of Nuveen Investments, Inc. ("Nuveen"). As a result of the merger, NAM is now the Advisor to all funds previously advised by either NAC or NIAC.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles.

Investment Valuation
The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Trustees. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers, evaluations of anticipated cash flows or collateral and general market conditions. Prices of derivative investments are also provided by an independent pricing service approved by each Fund's Board of Trustees. If the pricing service is unable to supply a price for a derivative investment each Fund may use a market quote provided by a major broker/dealer in such investments. If it is determined that market prices for an investment are unavailable or inappropriate, the Board of Trustees of the Funds, or its designee, may establish a fair value for the investment. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at amortized cost, which approximates market value.

Securities Transactions
Securities transactions are recorded on a trade date basis. Realized gains and losses from transactions are determined on the specific identification method. Securities purchased on a when-issued or delayed delivery basis may have extended settlement periods. Any securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At May 31, 2005, Connecticut Premium Income (NTC) and Missouri Premium Income (NOM) had outstanding when-issued purchase commitments of $557,319 and $317,049, respectively. There were no such outstanding purchase commitments in any of the other Funds.

Investment Income
Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Investment income also includes paydown gains and losses, if any.

Income Taxes
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, and in the case of Insured Massachusetts Tax-Free Advantage (NGX) the alternative minimum tax applicable to individuals, to retain such tax-exempt status when distributed to shareholders of the Funds. All monthly tax-exempt income dividends paid during the fiscal year ended May 31, 2005, have been designated Exempt Interest Dividends. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.

Notes to
    FINANCIAL STATEMENTS (continued)



Dividends and Distributions to Common Shareholders
Dividends from tax-exempt net investment income are declared monthly. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to Common shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.

Preferred Shares
The Funds have issued and outstanding Preferred shares, $25,000 stated value per share, as a means of effecting financial leverage. Each Fund's Preferred shares are issued in one Series. The dividend rate on each Series is determined every seven days, pursuant to a dutch auction process overseen by the auction agent, and is payable weekly at the end of each rate period. The number of Preferred shares outstanding for each Fund is as follows:

                          CONNECTICUT    CONNECTICUT    CONNECTICUT  CONNECTICUT
                              PREMIUM       DIVIDEND       DIVIDEND     DIVIDEND
                               INCOME      ADVANTAGE    ADVANTAGE 2  ADVANTAGE 3
                                (NTC)          (NFC)          (NGK)        (NGO)
--------------------------------------------------------------------------------
Number of shares:
   Series T                        --            780             --           --
   Series W                        --             --            700           --
   Series TH                    1,532             --             --           --
   Series F                        --             --             --        1,280
================================================================================

                                                            INSURED
                        MASSACHUSETTS  MASSACHUSETTS  MASSACHUSETTS     MISSOURI
                              PREMIUM       DIVIDEND       TAX-FREE      PREMIUM
                               INCOME      ADVANTAGE      ADVANTAGE       INCOME
                                (NMT)          (NMB)          (NGX)        (NOM)
--------------------------------------------------------------------------------
Number of shares:
   Series T                        --            600             --           --
   Series W                        --             --            820           --
   Series TH                    1,360             --             --          640
   Series F                        --             --             --           --
================================================================================

Insurance
Insured Massachusetts Tax-Free Advantage (NGX) invests at least 80% of its net assets (including net assets applicable to Preferred shares) in municipal securities that are covered by insurance. The Fund may also invest up to 20% of its net assets (including net assets applicable to Preferred shares) in municipal securities which are either (i) backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, or
(ii) municipal bonds that are rated, at the time of investment, within the four highest grades (Baa or BBB or better by Moody's, S&P or Fitch) or unrated but judged to be of comparable quality by the Adviser.

Each insured municipal security is covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance. Such insurance does not guarantee the market value of the municipal securities or the value of the Fund's Common shares. Original Issue Insurance and Secondary Market Insurance remain in effect as long as the municipal securities covered thereby remain outstanding and the insurer remains in business, regardless of whether the Fund ultimately disposes of such municipal securities. Consequently, the market value of the municipal securities covered by Original Issue Insurance or Secondary Market Insurance may reflect value attributable to the insurance. Portfolio Insurance, in contrast, is effective only while the municipal securities are held by the Fund. Accordingly, neither the prices used in determining the market value of the underlying municipal securities nor the Common share net asset value of the Fund includes value, if any, attributable to the Portfolio Insurance. Each policy of the Portfolio Insurance does, however, give the Fund the right to obtain permanent insurance with respect to the municipal security covered by the Portfolio Insurance policy at the time of its sale.

Forward Swap Transactions
The Funds may invest in certain derivative financial instruments. The Funds' use of forward interest rate swap transactions is intended to mitigate the negative impact that an increase in long-term interest rates could have on Common share net asset value. Forward interest rate swap transactions involve each Fund's agreement with the counterparty to pay, in the future, a fixed rate payment in exchange for the counterparty paying the Fund a variable rate payment. The amount of the payment obligation is based on the notional amount of the forward swap contract. The Funds may close out a contract prior to the effective date at which point a realized gain or loss would be recognized. When a forward swap is terminated, it does not involve the delivery of securities or other underlying assets or principal, but rather is settled in cash. Each Fund intends, but is not obligated to, terminate its forward swaps before the effective date. Accordingly, the risk of loss with respect to the swap counterparty on such transactions is limited to the credit risk associated with a counterparty failing to honor its commitment to pay any realized gain to the Fund upon termination. To minimize such credit risk, all counterparties are required to pledge collateral daily (based on the daily valuation of each swap) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when any of the Funds have an unrealized loss on a swap contract, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate, either up or down, by at least the pre-determined threshold amount.

Custodian Fee Credit
Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Indemnifications
Under the Funds' organizational documents, their Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Use of Estimates
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to Common shares from operations during the reporting period. Actual results may differ from those estimates.

2. FUND SHARES
Transactions in Common shares were as follows:

                                       CONNECTICUT         CONNECTICUT DIVIDEND     CONNECTICUT DIVIDEND
                                  PREMIUM INCOME (NTC)        ADVANTAGE (NFC)         ADVANTAGE 2 (NGK)
                               -----------------------   ----------------------   -----------------------
                               YEAR ENDED   YEAR ENDED   YEAR ENDED  YEAR ENDED   YEAR ENDED   YEAR ENDED
                                  5/31/05      5/31/04      5/31/05     5/31/04      5/31/05      5/31/04
---------------------------------------------------------------------------------------------------------
Common shares:
   Shares issued to shareholders
     due to reinvestment of
     distributions                21,189        21,447        6,069       7,211        1,180          748
=========================================================================================================
                                 CONNECTICUT DIVIDEND          MASSACHUSETTS      MASSACHUSETTS DIVIDEND
                                   ADVANTAGE 3 (NGO)       PREMIUM INCOME (NMT)        ADVANTAGE (NMB)
                              ------------------------   ----------------------   -----------------------
                              YEAR ENDED    YEAR ENDED   YEAR ENDED  YEAR ENDED   YEAR ENDED   YEAR ENDED
                                 5/31/05       5/31/04      5/31/05     5/31/04      5/31/05      5/31/04
---------------------------------------------------------------------------------------------------------
Common shares:
   Shares issued to shareholders
     due to reinvestment of
     distributions                 1,940        11,300       17,594      20,346        3,397        2,552
=========================================================================================================

Notes to
    FINANCIAL STATEMENTS (continued)

                                                                 INSURED
                                                         MASSACHUSETTS TAX-FREE          MISSOURI
                                                             ADVANTAGE (NGX)       PREMIUM INCOME (NOM)
                                                         ----------------------   -----------------------
                                                         YEAR ENDED  YEAR ENDED   YEAR ENDED   YEAR ENDED
                                                            5/31/05     5/31/04      5/31/05      5/31/04
---------------------------------------------------------------------------------------------------------
Common shares:
   Shares issued to shareholders
     due to reinvestment of
     distributions                                            5,040       6,392       21,455       20,100
=========================================================================================================

3. SECURITIES TRANSACTIONS
Purchases and sales (including maturities) of investments in long-term municipal securities during the fiscal year ended May 31, 2005, were as follows:

                                                       CONNECTICUT    CONNECTICUT    CONNECTICUT  CONNECTICUT
                                                           PREMIUM       DIVIDEND       DIVIDEND     DIVIDEND
                                                            INCOME      ADVANTAGE    ADVANTAGE 2  ADVANTAGE 3
                                                             (NTC)          (NFC)          (NGK)        (NGO)
-------------------------------------------------------------------------------------------------------------
Purchases                                              $13,506,593     $5,297,843     $6,042,444   $8,219,751
Sales and maturities                                    14,317,649      5,577,504      6,021,480    8,176,201
=============================================================================================================
                                                                                         INSURED
                                                     MASSACHUSETTS  MASSACHUSETTS  MASSACHUSETTS     MISSOURI
                                                           PREMIUM       DIVIDEND       TAX-FREE      PREMIUM
                                                            INCOME      ADVANTAGE      ADVANTAGE       INCOME
                                                             (NMT)          (NMB)          (NGX)        (NOM)
-------------------------------------------------------------------------------------------------------------
Purchases                                              $19,318,121     $5,224,730     $1,039,430   $9,308,821
Sales and maturities                                    18,100,466      5,233,691      1,118,410    8,173,813
=============================================================================================================

4. INCOME TAX INFORMATION
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses on investments, timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on investments.

At May 31, 2005, the cost of investments was as follows:

                                                       CONNECTICUT    CONNECTICUT    CONNECTICUT  CONNECTICUT
                                                           PREMIUM       DIVIDEND       DIVIDEND     DIVIDEND
                                                            INCOME      ADVANTAGE    ADVANTAGE 2  ADVANTAGE 3
                                                             (NTC)          (NFC)          (NGK)        (NGO)
-------------------------------------------------------------------------------------------------------------
Cost of investments                                   $111,015,814    $54,988,634    $49,978,606  $91,925,334
=============================================================================================================
                                                                                         INSURED
                                                     MASSACHUSETTS  MASSACHUSETTS  MASSACHUSETTS     MISSOURI
                                                           PREMIUM       DIVIDEND       TAX-FREE      PREMIUM
                                                            INCOME      ADVANTAGE      ADVANTAGE       INCOME
                                                             (NMT)          (NMB)          (NGX)        (NOM)
-------------------------------------------------------------------------------------------------------------
Cost of investments                                    $98,582,305    $42,266,409    $57,604,093  $46,157,801
=============================================================================================================

Gross unrealized appreciation and gross unrealized depreciation of investments at May 31, 2005, were as follows:

                                                       CONNECTICUT    CONNECTICUT    CONNECTICUT  CONNECTICUT
                                                           PREMIUM       DIVIDEND       DIVIDEND     DIVIDEND
                                                            INCOME      ADVANTAGE    ADVANTAGE 2  ADVANTAGE 3
                                                             (NTC)          (NFC)          (NGK)        (NGO)
-------------------------------------------------------------------------------------------------------------
Gross unrealized:
   Appreciation                                         $6,397,573    $3,329,403      $3,347,795   $3,671,545
   Depreciation                                            (54,474)     (185,762)       (227,145)    (509,040)
-------------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments              $6,343,099    $3,143,641      $3,120,650   $3,162,505
=============================================================================================================
                                                                                         INSURED
                                                     MASSACHUSETTS  MASSACHUSETTS  MASSACHUSETTS     MISSOURI
                                                           PREMIUM       DIVIDEND       TAX-FREE      PREMIUM
                                                            INCOME      ADVANTAGE      ADVANTAGE       INCOME
                                                             (NMT)          (NMB)          (NGX)        (NOM)
-------------------------------------------------------------------------------------------------------------
Gross unrealized:
   Appreciation                                         $5,658,950     $2,644,613     $3,389,420   $3,492,576
   Depreciation                                            (70,349)        (4,795)      (468,282)     (19,261)
-------------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments              $5,588,601     $2,639,818     $2,921,138   $3,473,315
=============================================================================================================

The tax components of undistributed net investment income and net realized gains at May 31, 2005, were as follows:

                                                       CONNECTICUT    CONNECTICUT    CONNECTICUT  CONNECTICUT
                                                           PREMIUM       DIVIDEND       DIVIDEND     DIVIDEND
                                                            INCOME      ADVANTAGE    ADVANTAGE 2  ADVANTAGE 3
                                                             (NTC)          (NFC)          (NGK)        (NGO)
-------------------------------------------------------------------------------------------------------------
Undistributed net tax-exempt income*                      $714,640       $430,212       $388,524     $417,233
Undistributed net ordinary income **                           775             --             --        1,924
Undistributed net long-term capital gains                  586,914             --        128,110           --
=============================================================================================================
                                                                                         INSURED
                                                     MASSACHUSETTS  MASSACHUSETTS  MASSACHUSETTS     MISSOURI
                                                           PREMIUM       DIVIDEND       TAX-FREE      PREMIUM
                                                            INCOME      ADVANTAGE      ADVANTAGE       INCOME
                                                             (NMT)          (NMB)          (NGX)        (NOM)
-------------------------------------------------------------------------------------------------------------
Undistributed net tax-exempt income*                      $785,878       $341,991        $77,412     $466,347
Undistributed net ordinary income **                        27,169             --             --        8,293
Undistributed net long-term capital gains                       --        135,802             --      186,485
=============================================================================================================

* Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividend declared on May 2, 2005, paid on June 1, 2005.

** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The tax character of distributions paid during the fiscal years ended May 31, 2005 and May 31, 2004, was designated for purposes of the dividends paid deduction as follows:

                                                       CONNECTICUT    CONNECTICUT    CONNECTICUT  CONNECTICUT
                                                           PREMIUM       DIVIDEND       DIVIDEND     DIVIDEND
                                                            INCOME      ADVANTAGE    ADVANTAGE 2  ADVANTAGE 3
2005                                                         (NTC)          (NFC)          (NGK)        (NGO)
-------------------------------------------------------------------------------------------------------------
Distributions from tax-exempt income                    $5,128,525     $2,489,695     $2,217,152   $3,816,540
Distributions from ordinary income **                           --             --          1,368           --
Distributions from net long-term capital gains              63,711             --        158,232           --
=============================================================================================================
                                                                                         INSURED
                                                     MASSACHUSETTS  MASSACHUSETTS  MASSACHUSETTS     MISSOURI
                                                           PREMIUM       DIVIDEND       TAX-FREE      PREMIUM
                                                            INCOME      ADVANTAGE      ADVANTAGE       INCOME
2005                                                         (NMT)          (NMB)          (NGX)        (NOM)
-------------------------------------------------------------------------------------------------------------
Distributions from tax-exempt income                    $4,526,406     $1,952,384     $2,546,211   $2,195,758
Distributions from ordinary income **                       53,097          5,522             --           --
Distributions from net long-term capital gains                  --        232,035             --           --
=============================================================================================================

Notes to
    FINANCIAL STATEMENTS (continued)


                                                       CONNECTICUT    CONNECTICUT    CONNECTICUT  CONNECTICUT
                                                           PREMIUM       DIVIDEND       DIVIDEND     DIVIDEND
                                                            INCOME      ADVANTAGE    ADVANTAGE 2  ADVANTAGE 3
2004                                                         (NTC)          (NFC)          (NGK)        (NGO)
-------------------------------------------------------------------------------------------------------------
Distributions from net tax-exempt income                $4,933,954     $2,378,343     $2,093,729   $3,619,201
Distributions from net ordinary income **                       --             --         85,538           --
Distributions from net long-term capital gains                  --             --        205,862           --
=============================================================================================================
                                                                                         INSURED
                                                     MASSACHUSETTS  MASSACHUSETTS  MASSACHUSETTS     MISSOURI
                                                           PREMIUM       DIVIDEND       TAX-FREE      PREMIUM
                                                            INCOME      ADVANTAGE      ADVANTAGE       INCOME
2004                                                         (NMT)          (NMB)          (NGX)        (NOM)
-------------------------------------------------------------------------------------------------------------
Distributions from net tax-exempt income                 $4,376,698    $1,853,471     $2,496,989   $2,082,426
Distributions from net ordinary income **                        --            --         44,352           --
Distributions from net long-term capital gains                   --       165,592             --           --
=============================================================================================================

** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

At May 31, 2005, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

                                                                                                     INSURED
                                                   CONNECTICUT   CONNECTICUT   MASSACHUSETTS   MASSACHUSETTS
                                                      DIVIDEND      DIVIDEND         PREMIUM        TAX-FREE
                                                     ADVANTAGE   ADVANTAGE 3          INCOME       ADVANTAGE
                                                         (NFC)         (NGO)           (NMT)           (NGX)
------------------------------------------------------------------------------------------------------------
Expiration year:
   2009                                               $     --      $     --        $310,885         $    --
   2010                                                     --            --              --              --
   2011                                                     --        69,711              --              --
   2012                                                263,224       106,107              --          16,123
   2013                                                     --            --              --           8,250
------------------------------------------------------------------------------------------------------------
Total                                                 $263,224      $175,818        $310,885         $24,373
============================================================================================================

At May 31, 2005, Insured Massachusetts Tax-Free Advantage (NGX) elected to defer $156,912 of net realized losses from investments incurred from November 1, 2004 through May 31, 2005 ("post-October losses"), in accordance with Federal income tax regulations. The post-October losses were treated as having arisen on the first day of the following fiscal year.

5. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES
As approved by the Board of Trustees, effective August 1, 2004, a complex-wide management fee structure was adopted for all funds sponsored by the Adviser, or its predecessor and its affiliates. This fee structure separates each fund's management fee into two components - a complex-level component, based on the aggregate amount of all fund assets managed by the Adviser and a specific fund-level component, based only on the amount of assets within each individual fund. This pricing structure enables Nuveen fund shareholders to benefit from growth in the assets within each individual fund as well as from growth in the amount of complex-wide assets managed by the Adviser. Under no circumstances will this pricing structure result in a fund paying management fees at a rate higher than would otherwise have been applicable had the complex-wide management fee structure not been implemented. As of June 30, 2005, the complex-level fee rate was .1900%; that is, the funds' effective management fees were reduced by approximately .0100%.

Effective August 1, 2004, the annual fund-level fee, payable monthly, for each of the Funds is based upon the average daily net assets (including net assets attributable to Preferred shares) of each Fund as follows:

                                                CONNECTICUT PREMIUM INCOME (NTC)
AVERAGE DAILY NET ASSETS                      MASSACHUSETTS PREMIUM INCOME (NMT)
(INCLUDING NET ASSETS                              MISSOURI PREMIUM INCOME (NOM)
ATTRIBUTABLE TO PREFERRED SHARES)                            FUND-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $125 million                                                .4500%
For the next $125 million                                                 .4375
For the next $250 million                                                 .4250
For the next $500 million                                                 .4125
For the next $1 billion                                                   .4000
For the next $3 billion                                                   .3875
For net assets over $5 billion                                            .3750
================================================================================

                                            CONNECTICUT DIVIDEND ADVANTAGE (NFC)
                                          CONNECTICUT DIVIDEND ADVANTAGE 2 (NGK)
                                          CONNECTICUT DIVIDEND ADVANTAGE 3 (NGO)
AVERAGE DAILY NET ASSETS                  MASSACHUSETTS DIVIDEND ADVANTAGE (NMB)
(INCLUDING NET ASSETS             INSURED MASSACHUSETTS TAX-FREE ADVANTAGE (NGX)
ATTRIBUTABLE TO PREFERRED SHARES)                            FUND-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $125 million                                                .4500%
For the next $125 million                                                 .4375
For the next $250 million                                                 .4250
For the next $500 million                                                 .4125
For the next $1 billion                                                   .4000
For net assets over $2 billion                                            .3750
================================================================================

Effective August 1, 2004, the annual complex-level fee, payable monthly, which is additive to the fund-level fee, for all Nuveen sponsored funds in the U.S., is based on the aggregate amount of total fund assets managed as follows:

COMPLEX-LEVEL ASSETS(1)                                   COMPLEX-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $55 billion                                                 .2000%
For the next $1 billion                                                   .1800
For the next $1 billion                                                   .1600
For the next $3 billion                                                   .1425
For the next $3 billion                                                   .1325
For the next $3 billion                                                   .1250
For the next $5 billion                                                   .1200
For the next $5 billion                                                   .1175
For the next $15 billion                                                  .1150
For Managed Assets over $91 billion (2)                                   .1400
================================================================================

(1) The complex-level fee component of the management fee for the funds is calculated based upon the aggregate Managed Assets ("Managed Assets" means the average daily net assets of each fund including assets attributable to all types of leverage used by the Nuveen funds) of Nuveen-sponsored funds in the U.S.

(2) With respect to the complex-wide Managed Assets over $91 billion, the fee rate or rates that will apply to such assets will be determined at a later date. In the unlikely event that complex-wide Managed Assets reach $91 billion prior to a determination of the complex-level fee rate or rates to be applied to Managed Assets in excess of $91 billion, the complex-level fee rate for such complex-wide Managed Assets shall be .1400% until such time as a different rate or rates is determined.

Each Fund paid through July 31, 2004, an annual management fee, payable monthly, at the rates set forth below, which were based upon the average daily net assets (including net assets attributable to Preferred shares) of each Fund as follows:

                                                CONNECTICUT PREMIUM INCOME (NTC)
AVERAGE DAILY NET ASSETS                      MASSACHUSETTS PREMIUM INCOME (NMT)
(INCLUDING NET ASSETS                              MISSOURI PREMIUM INCOME (NOM)
ATTRIBUTABLE TO PREFERRED SHARES)                            MANAGEMENT FEE RATE
--------------------------------------------------------------------------------
For the first $125 million                                                .6500%
For the next $125 million                                                 .6375
For the next $250 million                                                 .6250
For the next $500 million                                                 .6125
For the next $1 billion                                                   .6000
For the next $3 billion                                                   .5875
For net assets over $5 billion                                            .5750
================================================================================

Notes to
    FINANCIAL STATEMENTS (continued)


                                            CONNECTICUT DIVIDEND ADVANTAGE (NFC)
                                          CONNECTICUT DIVIDEND ADVANTAGE 2 (NGK)
                                          CONNECTICUT DIVIDEND ADVANTAGE 3 (NGO)
AVERAGE DAILY NET ASSETS                  MASSACHUSETTS DIVIDEND ADVANTAGE (NMB)
(INCLUDING NET ASSETS             INSURED MASSACHUSETTS TAX-FREE ADVANTAGE (NGX)
ATTRIBUTABLE TO PREFERRED SHARES)                            MANAGEMENT FEE RATE
--------------------------------------------------------------------------------
For the first $125 million                                                .6500%
For the next $125 million                                                 .6375
For the next $250 million                                                 .6250
For the next $500 million                                                 .6125
For the next $1 billion                                                   .6000
For net assets over $2 billion                                            .5750
================================================================================

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Funds pay no compensation directly to those of its Trustees who are affiliated with the Adviser or to their officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Board of Trustees has adopted a deferred compensation plan for independent Trustees that enables Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen advised Funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen advised Funds.

For the first ten years of Connecticut Dividend Advantage's (NFC) and Massachusetts Dividend Advantage's (NMB) operations, the Adviser has agreed to reimburse the Funds, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                  YEAR ENDING
JANUARY 31,                                  JANUARY 31,
--------------------------------------------------------------------------------
2001*                     .30%                     2007                     .25%
2002                      .30                      2008                     .20
2003                      .30                      2009                     .15
2004                      .30                      2010                     .10
2005                      .30                      2011                     .05
2006                      .30
================================================================================

*    From the commencement of operations.

The Adviser has not agreed to reimburse Connecticut Dividend Advantage (NFC) and Massachusetts Dividend Advantage (NMB) for any portion of its fees and expenses beyond January 31, 2011.

For the first ten years of Connecticut Dividend Advantage 2's (NGK) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                  YEAR ENDING
MARCH 31,                                    MARCH 31,
--------------------------------------------------------------------------------
2002*                     .30%                     2008                     .25%
2003                      .30                      2009                     .20
2004                      .30                      2010                     .15
2005                      .30                      2011                     .10
2006                      .30                      2012                     .05
2007                      .30
================================================================================

*    From the commencement of operations.

The Adviser has not agreed to reimburse Connecticut Dividend Advantage 2 (NGK) for any portion of its fees and expenses beyond March 31, 2012.

For the first eight years of Connecticut Dividend Advantage 3's (NGO) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                  YEAR ENDING
SEPTEMBER 30,                                SEPTEMBER 30,
--------------------------------------------------------------------------------
2002*                      .32%                      2007                   .32%
2003                       .32                       2008                   .24
2004                       .32                       2009                   .16
2005                       .32                       2010                   .08
2006                       .32
================================================================================

*    From the commencement of operations.

The Adviser has not agreed to reimburse Connecticut Dividend Advantage 3 (NGO) for any portion of its fees and expenses beyond September 30, 2010.

For the first eight years of Insured Massachusetts Tax-Free Advantage's (NGX) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                  YEAR ENDING
NOVEMBER 30,                                 NOVEMBER 30,
--------------------------------------------------------------------------------
2002*                      .32%                   2007                      .32%
2003                       .32                    2008                      .24
2004                       .32                    2009                      .16
2005                       .32                    2010                      .08
2006                       .32
================================================================================

*    From the commencement of operations.

The Adviser has not agreed to reimburse Insured Massachusetts Tax-Free Advantage
(NGX) for any portion of its fees and expenses beyond November 30, 2010.

6. ANNOUNCEMENT REGARDING PARENT COMPANY OF ADVISER
In early April, 2005, The St. Paul Travelers Companies, Inc. ("St. Paul Travelers"), which owned 79% of Nuveen, (A) completed a public offering of a substantial portion of its equity stake in Nuveen, (B) sold Nuveen $200 million of its Nuveen shares, (C) entered into an agreement with Nuveen to sell an additional $400 million of its Nuveen shares on a "forward" basis with payment for and settlement of these shares delayed for several months, and (D) entered into agreements with two unaffiliated investment banking firms to sell an amount equal to most or all of its remaining Nuveen shares for current payment but for future settlement. The settlement of transactions (C) and (D) above would likely be deemed an "assignment" (as defined in the 1940 Act) of the investment management agreements between the Funds and the Adviser, which would result in the automatic termination of each agreement under the 1940 Act. The Board of Trustees will consider approval of new ongoing investment management agreements for each Fund and the submission of those agreements for approval by each respective Fund's shareholders. Those agreements, if approved by a Fund's shareholders, would take effect upon such approval. There can be no assurance that these approvals will be obtained.

7. SUBSEQUENT EVENTS -- DISTRIBUTIONS TO COMMON SHAREHOLDERS
The Funds declared Common share dividend distributions from their tax-exempt net investment income which were paid on July 1, 2005, to shareholders of record on June 15, 2005, as follows:

                          CONNECTICUT    CONNECTICUT    CONNECTICUT  CONNECTICUT
                              PREMIUM       DIVIDEND       DIVIDEND     DIVIDEND
                               INCOME      ADVANTAGE    ADVANTAGE 2  ADVANTAGE 3
                                (NTC)          (NFC)          (NGK)        (NGO)
--------------------------------------------------------------------------------
Dividend per share             $.0670         $.0715         $.0705       $.0615
================================================================================

                                                            INSURED
                        MASSACHUSETTS  MASSACHUSETTS  MASSACHUSETTS     MISSOURI
                              PREMIUM       DIVIDEND       TAX-FREE      PREMIUM
                               INCOME      ADVANTAGE      ADVANTAGE       INCOME
                                (NMT)          (NMB)          (NGX)        (NOM)
--------------------------------------------------------------------------------
Dividend per share             $.0705         $.0745         $.0635       $.0735
================================================================================

                        Financial
                               HIGHLIGHTS

Selected data for a Common share outstanding throughout each year:
                                                        Investment Operations                               Less Distributions
                                    ---------------------------------------------------------------  -------------------------------
                                                              Distributions   Distributions
                                                                   from Net            from            From Net
                         Beginning                               Investment         Capital          Investment   Capital
                            Common                      Net       Income to        Gains to           Income to  Gains to
                             Share         Net    Realized/       Preferred       Preferred              Common    Common
                         Net Asset  Investment   Unrealized          Share-          Share-              Share-    Share-
                             Value      Income   Gain (Loss)        holders+        holders+  Total     holders   holders     Total
====================================================================================================================================
CONNECTICUT PREMIUM
INCOME (NTC)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2005                        $14.60       $ .88        $ .75           $(.09)           $ --   $1.54       $(.87)    $(.01)    $(.88)
2004                         15.56         .93         (.96)           (.05)             --    (.08)       (.88)       --      (.88)
2003                         14.46         .98         1.07            (.07)             --    1.98        (.88)       --      (.88)
2002                         14.20        1.00          .20            (.10)             --    1.10        (.84)       --      (.84)
2001                         12.92        1.02         1.32            (.24)             --    2.10        (.82)       --      (.82)

CONNECTICUT DIVIDEND
ADVANTAGE (NFC)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2005                         14.56         .95          .86            (.09)             --    1.72        (.89)       --      (.89)
2004                         15.53         .97        (1.00)           (.05)             --    (.08)       (.89)       --      (.89)
2003                         14.24        1.00         1.19            (.07)             --    2.12        (.84)       --      (.84)
2002                         13.88        1.00          .31            (.11)             --    1.20        (.84)       --      (.84)
2001(a)                      14.33         .21         (.23)           (.05)             --    (.07)       (.21)       --      (.21)

CONNECTICUT DIVIDEND
ADVANTAGE 2 (NGK)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2005                         15.01         .92          .74            (.09)             --    1.57        (.87)     (.07)     (.94)
2004                         16.23         .96        (1.13)           (.04)           (.01)   (.22)       (.87)     (.12)     (.99)
2003                         14.48         .98         1.74            (.07)           (.01)   2.64        (.83)     (.06)     (.89)
2002(b)                      14.33         .08          .30              --              --     .38        (.07)       --      (.07)

CONNECTICUT DIVIDEND
ADVANTAGE 3 (NGO)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2005                         13.97         .86          .83            (.10)             --    1.59        (.78)       --      (.78)
2004                         15.06         .88        (1.14)           (.05)             --    (.31)       (.78)       --      (.78)
2003(c)                      14.33         .51          .93            (.04)             --    1.40        (.46)       --      (.46)
====================================================================================================================================
                                                                        Total Returns
                                                                   -----------------------
                                                                                   Based
                                Offering                                              on
                               Costs and       Ending                             Common
                               Preferred       Common                Based         Share
                                   Share        Share     Ending        on           Net
                            Underwriting    Net Asset     Market    Market         Asset
                               Discounts        Value      Value     Value**       Value**
==========================================================================================
CONNECTICUT PREMIUM
INCOME (NTC)
------------------------------------------------------------------------------------------
Year Ended 5/31:
2005                                $ --       $15.26     $15.81     15.61%        10.82%
2004                                  --        14.60      14.47    (10.80)         (.51)
2003                                  --        15.56      17.14     12.63         14.08
2002                                  --        14.46      16.05      5.01          7.87
2001                                  --        14.20      16.10     25.91         16.57

CONNECTICUT DIVIDEND
ADVANTAGE (NFC)
------------------------------------------------------------------------------------------
Year Ended 5/31:
2005                                  --        15.39      15.73     17.89         12.06
2004                                  --        14.56      14.12     (8.64)         (.56)
2003                                 .01        15.53      16.35      9.19         15.38
2002                                  --        14.24      15.79      8.61          8.81
2001(a)                             (.17)       13.88      15.34      3.71         (1.67)

CONNECTICUT DIVIDEND
ADVANTAGE 2 (NGK)
------------------------------------------------------------------------------------------
Year Ended 5/31:
2005                                  --        15.64      15.98     19.92         10.70
2004                                (.01)       15.01      14.14     (4.65)        (1.48)
2003                                  --        16.23      15.80     11.16         18.77
2002(b)                             (.16)       14.48      15.05       .79          1.53

CONNECTICUT DIVIDEND
ADVANTAGE 3 (NGO)
------------------------------------------------------------------------------------------
Year Ended 5/31:
2005                                  --        14.78      14.54     18.17         11.60
2004                                  --        13.97      13.00     (8.92)        (2.08)
2003(c)                             (.21)       15.06      15.09      3.71          8.46
==========================================================================================
                                                                Ratios/Supplemental Data
                             -------------------------------------------------------------------------------------------------
                                                Before Credit/Reimbursement       After Credit/Reimbursement***
                                              ------------------------------     -------------------------------
                                                              Ratio of Net                        Ratio of Net
                                                Ratio of        Investment         Ratio of         Investment
                                  Ending        Expenses         Income to         Expenses          Income to
                                     Net      to Average           Average       to Average            Average
                                  Assets      Net Assets        Net Assets       Net Assets         Net Assets
                              Applicable      Applicable        Applicable       Applicable         Applicable      Portfolio
                               to Common       to Common         to Common        to Common          to Common       Turnover
                             Shares (000)         Shares++          Shares++         Shares++           Shares++         Rate
==============================================================================================================================
CONNECTICUT PREMIUM
INCOME (NTC)
------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2005                             $81,529            1.24%             5.81%            1.24%              5.82%            12%
2004                              77,725            1.23              6.16             1.23               6.16             15
2003                              82,492            1.27              6.57             1.26               6.58             23
2002                              76,327            1.34              6.90             1.34               6.91             12
2001                              74,642            1.33              7.36             1.31               7.39              8

CONNECTICUT DIVIDEND
ADVANTAGE (NFC)
------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2005                              39,464            1.29              5.81              .83               6.27              9
2004                              37,238            1.26              5.97              .80               6.44              4
2003                              39,625            1.27              6.29              .81               6.76              7
2002                              36,233            1.38              6.56              .88               7.06             20
2001(a)                           35,255            1.22*             4.10*             .80*              4.52*            29

CONNECTICUT DIVIDEND
ADVANTAGE 2 (NGK)
------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2005                              36,105            1.28              5.52              .82               5.98             12
2004                              34,646            1.25              5.73              .80               6.18             10
2003                              37,441            1.31              5.94              .82               6.43             13
2002(b)                           33,408            1.06*             2.90*             .73*              3.23*            --

CONNECTICUT DIVIDEND
ADVANTAGE 3 (NGO)
------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2005                              64,324            1.24              5.40              .76               5.89              9
2004                              60,774            1.24              5.58              .74               6.08             14
2003(c)                           65,324            1.19*             4.72*             .71*              5.20*            18
==============================================================================================================================
                                   Preferred Shares at End of Period
                              -------------------------------------------
                                Aggregate     Liquidation
                                   Amount      and Market           Asset
                              Outstanding           Value        Coverage
                                     (000)      Per Share       Per Share
=========================================================================
CONNECTICUT PREMIUM
INCOME (NTC)
-------------------------------------------------------------------------
Year Ended 5/31:
2005                              $38,300         $25,000         $78,217
2004                               38,300          25,000          75,734
2003                               38,300          25,000          78,846
2002                               38,300          25,000          74,822
2001                               38,300          25,000          73,722

CONNECTICUT DIVIDEND
ADVANTAGE (NFC)
-------------------------------------------------------------------------
Year Ended 5/31:
2005                               19,500          25,000          75,595
2004                               19,500          25,000          72,740
2003                               19,500          25,000          75,801
2002                               19,500          25,000          71,453
2001(a)                            19,500          25,000          70,198

CONNECTICUT DIVIDEND
ADVANTAGE 2 (NGK)
-------------------------------------------------------------------------
Year Ended 5/31:
2005                               17,500          25,000          76,579
2004                               17,500          25,000          74,495
2003                               17,500          25,000          78,487
2002(b)                            17,500          25,000          72,726

CONNECTICUT DIVIDEND
ADVANTAGE 3 (NGO)
-------------------------------------------------------------------------
Year Ended 5/31:
2005                               32,000          25,000          75,253
2004                               32,000          25,000          72,480
2003(c)                            32,000          25,000          76,034
=========================================================================

*    Annualized.
** Total Investment Return on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. Total Return on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
***  After custodian fee credit and expense reimbursement, where applicable.
+    The amounts shown are based on Common share equivalents.
++ Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to Preferred shares.
(a) For the period January 26, 2001 (commencement of operations) through May 31, 2001.
(b) For the period March 25, 2002 (commencement of operations) through May 31, 2002.
(c) For the period September 26, 2002 (commencement of operations) through May 31, 2003.

                                 See accompanying notes to financial statements.


                                  66-67 SPREAD

                        FINANCIAL HIGHLIGHTS (continued)

Selected data for a Common share outstanding throughout each year:
                                                        Investment Operations                               Less Distributions
                                    ---------------------------------------------------------------  -------------------------------
                                                              Distributions   Distributions
                                                                   from Net            from            From Net
                         Beginning                               Investment         Capital          Investment   Capital
                            Common                      Net       Income to        Gains to           Income to  Gains to
                             Share         Net    Realized/       Preferred       Preferred              Common    Common
                         Net Asset  Investment   Unrealized          Share-          Share-              Share-    Share-
                             Value      Income   Gain (Loss)        holders+        holders+  Total     holders   holders     Total
====================================================================================================================================
MASSACHUSETTS PREMIUM
INCOME (NMT)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2005                        $14.34       $ .91        $ .81           $(.08)           $ --   $1.64       $(.88)     $ --     $(.88)
2004                         15.30         .94         (.97)           (.05)             --    (.08)       (.88)       --      (.88)
2003                         14.48         .98          .78            (.07)             --    1.69        (.87)       --      (.87)
2002                         14.26        1.03          .13            (.11)             --    1.05        (.83)       --      (.83)
2001                         13.17        1.05         1.10            (.24)             --    1.91        (.82)       --      (.82)

MASSACHUSETTS DIVIDEND
ADVANTAGE (NMB)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2005                         14.84         .97          .95            (.08)             --    1.84        (.92)     (.11)    (1.03)
2004                         16.00        1.00        (1.11)           (.04)           (.01)   (.16)       (.92)     (.08)    (1.00)
2003                         14.16        1.04         1.74            (.07)             --    2.71        (.88)       --      (.88)
2002                         13.88        1.03          .25            (.12)             --    1.16        (.88)       --      (.88)
2001(a)                      14.33         .24         (.24)           (.05)             --    (.05)       (.22)       --      (.22)

INSURED MASSACHUSETTS
TAX-FREE ADVANTAGE (NGX)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2005                         14.04         .92          .90            (.09)             --    1.73        (.84)       --      (.84)
2004                         15.25         .94        (1.22)           (.06)             --    (.34)       (.86)     (.01)     (.87)
2003(b)                      14.33         .35         1.21            (.03)             --    1.53        (.37)       --      (.37)

MISSOURI PREMIUM
INCOME (NOM)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2005                         14.37         .94          .77            (.09)             --    1.62        (.88)       --      (.88)
2004                         15.40         .96        (1.05)           (.06)             --    (.15)       (.88)       --      (.88)
2003                         14.35         .97         1.02            (.07)             --    1.92        (.87)       --      (.87)
2002                         13.97        1.01          .31            (.13)             --    1.19        (.81)       --      (.81)
2001                         12.77        1.02         1.18            (.26)             --    1.94        (.74)       --      (.74)
====================================================================================================================================
                                                                        Total Returns
                                                                   -----------------------
                                                                                   Based
                                Offering                                              on
                               Costs and       Ending                             Common
                               Preferred       Common                Based         Share
                                   Share        Share     Ending        on           Net
                            Underwriting    Net Asset     Market    Market         Asset
                               Discounts        Value      Value     Value**       Value**
==========================================================================================
MASSACHUSETTS PREMIUM
INCOME (NMT)
------------------------------------------------------------------------------------------
Year Ended 5/31:
2005                                $ --       $15.10     $16.14     18.97%        11.74%
2004                                  --        14.34      14.35     (9.51)         (.51)
2003                                  --        15.30      16.80     12.98         12.02
2002                                  --        14.48      15.70      8.04          7.51
2001                                  --        14.26      15.33     15.71         14.72

MASSACHUSETTS DIVIDEND
ADVANTAGE (NMB)
------------------------------------------------------------------------------------------
Year Ended 5/31:
2005                                  --        15.65      17.45     24.96         12.76
2004                                  --        14.84      14.88     (3.74)        (1.03)
2003                                 .01        16.00      16.45      8.76         19.74
2002                                  --        14.16      15.95     14.15          8.46
2001(a)                             (.18)       13.88      14.80       .13         (1.61)

INSURED MASSACHUSETTS
TAX-FREE ADVANTAGE (NGX)
------------------------------------------------------------------------------------------
Year Ended 5/31:
2005                                  --        14.93      15.94     20.95         12.62
2004                                  --        14.04      13.90     (6.83)        (2.18)
2003(b)                             (.24)       15.25      15.78      7.69          9.07

MISSOURI PREMIUM
INCOME (NOM)
------------------------------------------------------------------------------------------
Year Ended 5/31:
2005                                  --        15.11      17.90     24.38         11.54
2004                                  --        14.37      15.15     (5.35)        (1.00)
2003                                  --        15.40      16.87     15.39         13.75
2002                                  --        14.35      15.41     14.11          8.65
2001                                  --        13.97      14.25     17.41         15.48
==========================================================================================
                                                                Ratios/Supplemental Data
                             -------------------------------------------------------------------------------------------------
                                                Before Credit/Reimbursement       After Credit/Reimbursement***
                                              ------------------------------     -------------------------------
                                                              Ratio of Net                        Ratio of Net
                                                Ratio of        Investment         Ratio of         Investment
                                  Ending        Expenses         Income to         Expenses          Income to
                                     Net      to Average           Average       to Average            Average
                                  Assets      Net Assets        Net Assets       Net Assets         Net Assets
                              Applicable      Applicable        Applicable       Applicable         Applicable      Portfolio
                               to Common       to Common         to Common        to Common          to Common       Turnover
                             Shares (000)         Shares++          Shares++         Shares++           Shares++         Rate
==============================================================================================================================
MASSACHUSETTS PREMIUM
INCOME (NMT)
------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2005                             $71,648            1.24%             6.15%            1.24%              6.16%            18%
2004                              67,806            1.24              6.37             1.23               6.38             22
2003                              72,003            1.28              6.61             1.27               6.63             18
2002                              67,856            1.31              7.11             1.30               7.12             13
2001                              66,579            1.37              7.46             1.35               7.48             14

MASSACHUSETTS DIVIDEND
ADVANTAGE (NMB)
------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2005                              30,539            1.31              5.83              .86               6.28             12
2004                              28,904            1.27              6.05              .81               6.51             26
2003                              31,134            1.29              6.49              .83               6.95              8
2002                              27,519            1.47              6.70              .94               7.24              9
2001(a)                           26,951            1.28*             4.84*             .84*              5.28*            18

INSURED MASSACHUSETTS
TAX-FREE ADVANTAGE (NGX)
------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2005                              40,611            1.27              5.83              .79               6.31              2
2004                              38,121            1.28              5.94              .75               6.46             97
2003(b)                           41,297            1.14*             4.17*             .68*              4.64*            19

MISSOURI PREMIUM
INCOME (NOM)
------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2005                              34,219            1.29              6.29             1.28               6.30             17
2004                              32,231            1.27              6.44             1.26               6.45             24
2003                              34,228            1.34              6.56             1.32               6.58             15
2002                              31,619            1.38              7.08             1.36               7.10              8
2001                              30,508            1.39              7.48             1.38               7.50             31
==============================================================================================================================
                                   Preferred Shares at End of Period
                              -------------------------------------------
                                Aggregate     Liquidation
                                   Amount      and Market           Asset
                              Outstanding           Value        Coverage
                                     (000)      Per Share       Per Share
=========================================================================
MASSACHUSETTS PREMIUM
INCOME (NMT)
-------------------------------------------------------------------------
Year Ended 5/31:
2005                              $34,000         $25,000         $77,682
2004                               34,000          25,000          74,857
2003                               34,000          25,000          77,943
2002                               34,000          25,000          74,894
2001                               34,000          25,000          73,955

MASSACHUSETTS DIVIDEND
ADVANTAGE (NMB)
-------------------------------------------------------------------------
Year Ended 5/31:
2005                               15,000          25,000          75,899
2004                               15,000          25,000          73,173
2003                               15,000          25,000          76,891
2002                               15,000          25,000          70,865
2001(a)                            15,000          25,000          69,919

INSURED MASSACHUSETTS
TAX-FREE ADVANTAGE (NGX)
-------------------------------------------------------------------------
Year Ended 5/31:
2005                               20,500          25,000          74,526
2004                               20,500          25,000          71,489
2003(b)                            20,500          25,000          75,362

MISSOURI PREMIUM
INCOME (NOM)
--------------------------------------------------------------------------
Year Ended 5/31:
2005                                16,000          25,000          78,468
2004                                16,000          25,000          75,360
2003                                16,000          25,000          78,481
2002                                16,000          25,000          74,405
2001                                16,000          25,000          72,669
==========================================================================

*    Annualized.
** Total Investment Return on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. Total Return on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
***  After custodian fee credit and expense reimbursement, where applicable.
+    The amounts shown are based on Common share equivalents.
++ Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to Preferred shares.
(a) For the period January 30, 2001 (commencement of operations) through May 31, 2001.
(b) For the period November 21, 2002 (commencement of operations) through May 31, 2003.

                                 See accompanying notes to financial statements.


                                  68-69 SPREAD

Board Members
       AND OFFICERS

The management of the Fund, including general supervision of the duties performed for the Fund by the Adviser, is the responsibility of the Board Members of the Fund. The number of board members of the Fund is currently set at nine. None of the board members who are not "interested" persons of the Fund has ever been a director or employee of, or consultant to, Nuveen or its affiliates. The names and business addresses of the board members and officers of the Fund, their principal occupations and other affiliations during the past five years, the number of portfolios each oversees and other directorships they hold are set forth below.

                                                                                                                       NUMBER OF
                                                                                                                       PORTFOLIOS IN
                               POSITION(S)  YEAR FIRST    PRINCIPAL OCCUPATION(S)                                      FUND COMPLEX
NAME, BIRTHDATE                HELD WITH    ELECTED OR    INCLUDING OTHER DIRECTORSHIPS                                OVERSEEN BY
AND ADDRESS                    THE FUND     APPOINTED(2)  DURING PAST 5 YEARS                                          BOARD MEMBER
------------------------------------------------------------------------------------------------------------------------------------
BOARD MEMBER WHO IS AN INTERESTED PERSON OF THE FUND:
------------------------------------------------------------------------------------------------------------------------------------
Timothy R. Schwertfeger(1)     Chairman of        1994    Chairman and Director (since 1996) of Nuveen Investments,             155
3/28/49                        the Board                  Inc. and Nuveen Investments, LLC; Director (since 1992) and
333 W. Wacker Drive            and Trustee                Chairman (since 1996) of Nuveen Advisory Corp. and Nuveen
Chicago, IL 60606                                         Institutional Advisory Corp.(3); Chairman and Director (since
                                                          1997) of Nuveen Asset Management; Director (since 1996)
                                                          of Institutional Capital Corporation; Chairman and Director
                                                          (since 1999) of Rittenhouse Asset Management, Inc.;
                                                          Chairman of Nuveen Investments Advisers Inc. (since 2002).

BOARD MEMBERS WHO ARE NOT INTERESTED PERSONS OF THE FUND:
------------------------------------------------------------------------------------------------------------------------------------
Robert P. Bremner              Board member       1997    Private Investor and Management Consultant.                           155
8/22/40
333 W. Wacker Drive
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
Lawrence H. Brown              Board member       1993    Retired (1989) as Senior Vice President of The Northern               155
7/29/34                                                   Trust Company; Director, Community Advisory Board for
333 W. Wacker Drive                                       Highland Park and Highwood, United Way of the North
Chicago, IL 60606                                         Shore (since 2002).

------------------------------------------------------------------------------------------------------------------------------------
Jack B. Evans                  Board member       1999    President, The Hall-Perrine Foundation, a private philanthropic       155
10/22/48                                                  corporation (since 1996); Director and Vice Chairman, United
333 W. Wacker Drive                                       Fire Group, a publicly held company; Adjunct Faculty Member,
Chicago, IL 60606                                         University of Iowa; Director, Gazette Companies; Life Trustee
                                                          of Coe College; Director, Iowa College Foundation; formerly,
                                                          Director, Alliant Energy; formerly, Director, Federal Reserve
                                                          Bank of Chicago; formerly, President and Chief Operating Officer,
                                                          SCI Financial Group, Inc., a regional financial services firm.

------------------------------------------------------------------------------------------------------------------------------------
William C. Hunter              Board member       2004    Dean and Distinguished Professor of Finance, School of                155
3/6/48                                                    Business at the University of Connecticut (since 2003);
333 W. Wacker Drive                                       previously, Senior Vice President and Director of Research
Chicago, IL 60606                                         at the Federal Reserve Bank of Chicago (1995-2003); Director
                                                          (since 1997), Credit Research Center at Georgetown
                                                          University; Director of Xerox Corporation (since 2004).

------------------------------------------------------------------------------------------------------------------------------------
David J. Kundert               Board member       2005    Retired (2004) as Chairman, JPMorgan Fleming Asset                    153
10/28/42                                                  Management, President and CEO, Banc One Investment
333 W. Wacker Drive                                       Advisors Corporation, and President, One Group Mutual
Chicago, IL 60606                                         Funds; prior thereto, Executive Vice President, Banc One
                                                          Corporation and Chairman and CEO, Banc One Investment
                                                          Management Group; Board of Regents, Luther College;
                                                          currently a member of the American and Wisconsin Bar
                                                          Associations.


                                       70

                                                                                                                       NUMBER OF
                                                                                                                       PORTFOLIOS IN
                               POSITION(S)  YEAR FIRST    PRINCIPAL OCCUPATION(S)                                      FUND COMPLEX
NAME, BIRTHDATE                HELD WITH    ELECTED OR    INCLUDING OTHER DIRECTORSHIPS                                OVERSEEN BY
AND ADDRESS                    THE FUND     APPOINTED(2)  DURING PAST 5 YEARS                                          BOARD MEMBER
------------------------------------------------------------------------------------------------------------------------------------
BOARD MEMBERS WHO ARE NOT INTERESTED PERSONS OF THE FUND (CONTINUED):
William J. Schneider           Board member       1997    Chairman, formerly, Senior Partner and Chief Operating                155
9/24/44                                                   Officer, Miller-Valentine Partners Ltd., a real estate
333 W. Wacker Drive                                       investment company; formerly, Vice President, Miller-Valentine
Chicago, IL 60606                                         Realty, a construction company; Board Member and Chair of the
                                                          Finance Committee, member of the Audit Committee of Premier
                                                          Health Partners, the not-for-profit company of Miami
                                                          Valley Hospital; Board Member, formerly Chair, Dayton
                                                          Development Coalition; President, Dayton Philharmonic
                                                          Orchestra Association; formerly, Member, Community
                                                          Advisory Board, National City Bank, Dayton, Ohio and
                                                          Business Advisory Council, Cleveland Federal Reserve Bank.

------------------------------------------------------------------------------------------------------------------------------------
Judith M. Stockdale            Board member       1997    Executive Director, Gaylord and Dorothy Donnelley                     155
12/29/47                                                  Foundation (since 1994); prior thereto, Executive Director,
333 W. Wacker Drive                                       Great Lakes Protection Fund (from 1990 to 1994).
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
Eugene S. Sunshine             Board member       2005    Senior Vice President for Business and Finance (since 1997),          155
1/22/50                                                   Northwestern University; Director (since 2003), Chicago
333 W. Wacker Drive                                       Board of Options Exchange; Director (since 2003), National
Chicago, IL 60606                                         Mentor Holdings, a privately-held, national provider of home and community-based services; Chairman (since 1997),
                                                          Board of Directors, Rubicon, an insurance company
                                                          owned by Northwestern University; Director (since
                                                          1997), Evanston of Commerce and Evanston Inventure,
                                                          a business development organization.

                                                                                                                       NUMBER OF
                                                                                                                       PORTFOLIOS IN
                               POSITION(S)  YEAR FIRST                                                                 FUND COMPLEX
NAME, BIRTHDATE                HELD WITH    ELECTED OR    PRINCIPAL OCCUPATION(S)                                      OVERSEEN BY
AND ADDRESS                    THE FUNDS    APPOINTED(4)  DURING PAST 5 YEARS                                          OFFICER
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS OF THE FUND:
------------------------------------------------------------------------------------------------------------------------------------
Gifford R. Zimmerman           Chief              1988    Managing Director (since 2002), Assistant Secretary and               155
9/9/56                         Administrative             Associate General Counsel, formerly, Vice President and
333 W. Wacker Drive            Officer                    Assistant General Counsel of Nuveen Investments, LLC;
Chicago, IL 60606                                         Managing Director (since 2002), General Counsel and
                                                          Assistant Secretary, formerly, Vice President of Nuveen
                                                          Advisory Corp. and Nuveen Institutional Advisory Corp.(3);
                                                          Managing Director (since 2002), Assistant Secretary and
                                                          Associate General Counsel, formerly, Vice President
                                                          (since 2000), of Nuveen Asset Management; Managing
                                                          Director (since 2004) and Assistant Secretary (since 1994)
                                                          of Nuveen Investments, Inc.; Assistant Secretary of NWQ
                                                          Investment Management Company, LLC (since 2002); Vice
                                                          President and Assistant Secretary of Nuveen Investments
                                                          Advisers Inc. (since 2002); Managing Director, Associate
                                                          General Counsel and Assistant Secretary of Rittenhouse
                                                          Asset Management, Inc. (since 2003); Chartered
                                                          Financial Analyst.


                                       71

Board Members
      AND OFFICERS (CONTINUED)
                                                                                                                       NUMBER OF
                                                                                                                       PORTFOLIOS IN
                               POSITION(S)  YEAR FIRST                                                                 FUND COMPLEX
NAME, BIRTHDATE                HELD WITH    ELECTED OR    PRINCIPAL OCCUPATION(S)                                      OVERSEEN BY
AND ADDRESS                    THE FUNDS    APPOINTED(4)  DURING PAST 5 YEARS                                          OFFICER
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS OF THE FUND (CONTINUED):
------------------------------------------------------------------------------------------------------------------------------------
Julia L. Antonatos             Vice President     2004    Managing Director (since 2005), previously, Vice President            155
9/22/63                                                   (since 2002), formerly, Assistant Vice President (since 1999)
333 W. Wacker Drive                                       of Nuveen Investments, LLC; Chartered Financial Analyst.
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
Michael T. Atkinson            Vice President     2000    Vice President (since 2002), formerly, Assistant Vice                 155
2/3/66                         and Assistant              President (since 2000) of Nuveen Investments, LLC.
333 W. Wacker Drive            Secretary
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
Peter H. D'Arrigo              Vice President     1999    Vice President of Nuveen Investments, LLC (since 1999);               155
11/28/67                       and Treasurer              Vice President and Treasurer of Nuveen Investments, Inc.
333 W. Wacker Drive                                       (since 1999); Vice President and Treasurer of Nuveen Advisory
Chicago, IL 60606                                         Corp. and Nuveen Institutional Advisory Corp (since 1999)(3);
                                                          Vice President and Treasurer of Nuveen Asset Management
                                                          (since 2002) and of Nuveen Investments Advisers Inc.;
                                                          Assistant Treasurer of NWQ Investment Management
                                                          Company, LLC (since 2002); Vice President and Treasurer of
                                                          Nuveen Rittenhouse Asset Management, Inc. (since 2003);
                                                          Chartered Financial Analyst.

------------------------------------------------------------------------------------------------------------------------------------
Jessica R. Droeger             Vice President     1998    Vice President (since 2002) and Assistant General Counsel             155
9/24/64                        and Secretary              (since 1998), formerly, Assistant Vice President (since 1998) of
333 W. Wacker Drive                                       Nuveen Investments, LLC; Vice President (since 2002)
Chicago, IL 60606                                         and Assistant Secretary (since 1998), formerly Assistant
                                                          Vice President of Nuveen Advisory Corp. and Nuveen
                                                          Institutional Advisory Corp.(3); and (since 2005) Nuveen
                                                          Asset Management.

------------------------------------------------------------------------------------------------------------------------------------
Lorna C. Ferguson              Vice President     1998    Managing Director (since 2004) formerly, Vice President of            155
10/24/45                                                  Nuveen Investments, LLC; Managing Director (since 2004)
333 W. Wacker Drive                                       formerly, Vice President (since 1998) of Nuveen Advisory Corp.
Chicago, IL 60606                                         and Nuveen Institutional Advisory Corp.(3); Managing Director
                                                          (since 2005) of Nuveen Asset Management.

------------------------------------------------------------------------------------------------------------------------------------
William M. Fitzgerald          Vice President     1995    Managing Director (since 2002) of Nuveen Investments,                 155
3/2/64                                                    LLC; Managing Director (since 2001), formerly, Vice President
333 W. Wacker Drive                                       (since 1995) of Nuveen Advisory Corp. and Nuveen Institutional
Chicago, IL 60606                                         Advisory Corp.(3); Managing Director (since 2001) of Nuveen
                                                          Asset Management; Vice President (since 2002) of Nuveen
                                                          Investment Advisers Inc.; Chartered Financial Analyst.

------------------------------------------------------------------------------------------------------------------------------------
Stephen D. Foy                 Vice President     1998    Vice President (since 1993) and Funds Controller (since 1998)         155
5/31/54                        and Controller             of Nuveen Investments, LLC; formerly, Vice President and
333 W. Wacker Drive                                       Funds Controller (1998-2004) of Nuveen Investments, Inc.;
Chicago, IL 60606                                         Certified Public Accountant.

------------------------------------------------------------------------------------------------------------------------------------
James D. Grassi                Vice President     2004    Vice President and Deputy Director of Compliance (since 2004)         155
4/13/56                        and Chief                  of Nuveen Investments, LLC, Nuveen Investments Advisers Inc.,
333 W. Wacker Drive            Compliance                 Nuveen Asset Management and Rittenhouse Asset Management,
Chicago, IL 60606              Officer                    Inc.; previously, Vice President and Deputy Director of Compliance
                                                          (2004) of Nuveen Advisory Corp. and Nuveen Institutional Advisory
                                                          Corp. (3); formerly, Senior Attorney (1994 to 2004), The Northern
                                                          Trust Company.


                                       72

                                                                                                                       NUMBER OF
                                                                                                                       PORTFOLIOS IN
                               POSITION(S)  YEAR FIRST                                                                 FUND COMPLEX
NAME, BIRTHDATE                HELD WITH    ELECTED OR    PRINCIPAL OCCUPATION(S)                                      OVERSEEN BY
AND ADDRESS                    THE FUNDS    APPOINTED(4)  DURING PAST 5 YEARS                                          OFFICER
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS OF THE FUND (CONTINUED):
------------------------------------------------------------------------------------------------------------------------------------
David J. Lamb                  Vice President     2000    Vice President (since 2000) of Nuveen Investments,                    155
3/22/63                                                   LLC; Certified Public Accountant.
333 W. Wacker Drive
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
Tina M. Lazar                  Vice President     2002    Vice President (since 1999) of Nuveen Investments, LLC.               155
8/27/61
333 W. Wacker Drive
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
Larry W. Martin                Vice President     1988    Vice President, Assistant Secretary and Assistant General             155
7/27/51                        and Assistant              Counsel of Nuveen Investments, LLC; Vice President and
333 W. Wacker Drive            Secretary                  Assistant Secretary of Nuveen Advisory Corp. and Nuveen
Chicago, IL 60606                                         Institutional Advisory Corp.(3); Vice President (since 2005) and
                                                          Assistant Secretary of Nuveen Investments, Inc. and of Nuveen
                                                          Asset Management; Vice President (since 2000), Assistant
                                                          Secretary and Assistant General Counsel (since 1998) of
                                                          Rittenhouse Asset Management; Vice President and Assistant
                                                          Secretary of Nuveen Investments Advisers Inc. (since 2002);
                                                          Assistant Secretary of NWQ Investment Management
                                                          Company, LLC (since 2002).

(1) Mr. Schwertfeger is an "interested person" of the Fund, as defined in the Investment Company Act of 1940, because he is an officer and board member of the Adviser.

(2) Board members serve an indefinite term until his/her successor is elected. The year first elected or appointed represents the year in which the board member was first elected or appointed to any fund in the Nuveen Complex.

(3) Nuveen Advisory Corp. and Nuveen Institutional Advisory Corp. were reorganized into Nuveen Asset Management, effective January 1, 2005.

(4) Officers serve one year terms through July of each year. The year first elected or appointed represents the year in which the Officer was first elected or appointed to any fund in the Nuveen Complex.

                        ANNUAL INVESTMENT
                        MANAGEMENT AGREEMENT
                        APPROVAL PROCESS



At a meeting held on May 10-12, 2005, the Board of Trustees of each Fund, including the independent Trustees, unanimously approved the Investment Management Agreement between each Fund and NAM.

THE APPROVAL PROCESS
To assist the Board in its evaluation of an advisory contract with NAM, the independent Trustees received a report in adequate time in advance of their meeting which outlined, among other things, the services provided by NAM; the organization of NAM, including the responsibilities of various departments and key personnel; the Fund's past performance as well as the Fund's performance compared to funds of similar investment objectives compiled by an independent third party (a "Peer Group") and if available, with recognized or, in certain cases, customized benchmarks; the profitability of NAM and certain industry profitability analyses for advisers to unaffiliated investment companies; the expenses of NAM in providing the various services; the advisory fees of NAM, including comparisons of such fees with the management fees of comparable funds in its Peer Group as well as comparisons of NAM's management fees with the fees NAM assesses to other types of investment products or accounts, if any; the soft dollar practices of NAM; and the expenses of each Fund, including comparisons of the Fund's expense ratios (after any fee waivers) with the expense ratios of its Peer Group. This information supplements that received by the Board throughout the year regarding Fund performance, expense ratios, portfolio composition, trade execution and sales activity.

In addition to the foregoing materials, independent legal counsel to the independent Trustees provided, in advance of the meeting, a legal memorandum outlining, among other things, the duties of the Trustees under the 1940 Act as well as the general principles of relevant state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; an adviser's fiduciary duty with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards of directors have fulfilled their duties and factors to be considered by the board in voting on advisory agreements.

At the Board meeting, NAM made a presentation to and responded to questions from the Board. After the presentations and after reviewing the written materials, the independent Trustees met privately with their legal counsel to review the Board's duties in reviewing advisory contracts and consider the renewal of the advisory contract. It is with this background that the Trustees considered each Investment Management Agreement with NAM. The independent Trustees, in consultation with independent counsel, reviewed the factors set out in judicial decisions and SEC directives relating to the renewal of advisory contracts. As outlined in more detail below, the Trustees considered all factors they believed relevant with respect to each Fund, including the following: (a) the nature, extent and quality of the services to be provided by NAM; (b) the investment performance of the Fund and NAM; (c) the costs of the services to be provided and profits to be realized by NAM and its affiliates from the relationship with the Fund; (d) the extent to which economies of scale would be realized as the Fund grows; and (e) whether fee levels reflect these economies of scale for the benefit of Fund investors.

A. NATURE, EXTENT AND QUALITY OF SERVICES
In evaluating the nature, extent and quality of NAM's services, the Trustees reviewed information concerning the types of services that NAM or its affiliates provide and are expected to provide to the Nuveen Funds; narrative and statistical information concerning the Fund's performance record and how such performance compares to the Fund's Peer Group and, if available, recognized benchmarks or, in certain cases, customized benchmarks (as described in further detail in Section B below); information describing NAM's organization and its various departments, the experience and responsibilities of key personnel, and available resources. In the discussion of key personnel, the Trustees received materials regarding the changes or additions in personnel of NAM. The Trustees further noted the willingness of the personnel of NAM to engage in open, candid discussions with the Board. The Trustees further considered the quality of NAM's investment process in making portfolio management decisions, including any refinements or improvements to the portfolio management processes, enhancements to technology and systems that are available to portfolio managers, and any additions of new personnel which may strengthen or expand the research and investment capabilities of NAM. In their review of advisory contracts for the fixed income funds, the Trustees also noted that Nuveen won the Lipper Award for Best Fund Family: Fixed Income-Large Asset Class, for 2004. Given the Trustees' experience with the Funds, other Nuveen funds and NAM, the Trustees noted that they were familiar with and continue to have a good understanding of the organization, operations and personnel of NAM.

In addition to advisory services, the independent Trustees considered the quality of the administrative or non-advisory services provided. In this regard, NAM provides the Fund with such administrative and other services (exclusive of, and in addition to, any such services provided by others for the Funds) and officers and other personnel as are necessary for the operations of the respective Fund. In addition to investment management services, NAM and its affiliates provide each Fund with a wide range of services, including: preparing shareholder reports; providing daily accounting; providing quarterly financial statements; overseeing and coordinating the activities of other service providers; administering and organizing Board meetings and preparing the Board materials for such meetings; providing legal support (such as helping to prepare registration statements, amendments thereto and proxy statements and responding to regulatory inquiries); and performing other Fund administrative tasks necessary for the operation of the respective Fund (such as tax reporting and fulfilling regulatory filing requirements). In addition, in evaluating the administrative services, the Trustees considered, in particular, NAM's policies and procedures for assuring compliance with applicable laws and regulations in light of the new SEC regulations governing compliance. The Trustees noted NAM's focus on compliance and its compliance systems. In their review, the Trustees considered, among other things, the additions of experienced personnel to NAM's compliance group and modifications and other enhancements to NAM's computer systems. In addition to the foregoing, the Trustees also noted that NAM outsources certain services that cannot be replicated without significant costs or at the same level of expertise. Such outsourcing has been a beneficial and efficient use of resources by keeping expenses low while obtaining quality services.

In addition to the above, in reviewing the variety of additional services that NAM or its affiliates must provide to closed-end funds, such as the Funds, the independent Trustees determined that Nuveen's commitment to supporting the secondary market for the common shares of its closed-end funds is particularly noteworthy. In this regard, the Trustees noted Nuveen's efforts to sponsor numerous forums for analysts and specialists regarding the various Nuveen closed-end funds, its creation of a new senior position dedicated to providing secondary market support services and enhancing communications with investors and analysts, and its advertising and media relations efforts designed to raise investor and analyst awareness of the closed-end funds.

With respect to services provided to municipal funds, such as the Funds, the Trustees also noted, among other things, the enhancements NAM implemented to its municipal portfolio management processes (e.g., the increased use of benchmarks to guide and assess the performance of its portfolio managers); the implementation of a risk management program; and the various initiatives being undertaken to enhance or modify NAM's computer systems as necessary to support the innovations of the municipal investment team (such as, the ability to assess certain historical data in order to create customized benchmarks, perform attribution analysis and facilitate the use of derivatives as hedging instruments). With respect to certain of the Funds with a less seasoned portfolio, the Trustees also noted the hedging program implemented for such Funds and the team responsible for developing, implementing and monitoring the hedging procedures. The hedging program was designed to help maintain the applicable Fund's duration within certain benchmarks.

Based on their review, the Trustees found that, overall, the nature, extent and quality of services provided (and expected to be provided) to the Funds under the Investment Management Agreements were of a high level and were quite satisfactory.

B. THE INVESTMENT PERFORMANCE OF THE FUND AND ADVISER
As previously noted, the Board received a myriad of performance information regarding each Fund and its Peer Group, if available. Among other things, the Board received materials reflecting a Fund's historic performance, the Fund's performance compared to its Peer Group and, if available, its performance compared to recognized and, in certain cases, customized benchmarks. Further, in evaluating the performance information, in certain limited instances, the Trustees noted that the closest Peer Group for a Fund still would not adequately reflect such Fund's investment objectives and strategies, thereby limiting the usefulness of the comparisons of such Fund's performance with that of the Peer Group.

For state municipal funds, such as the Funds, the performance data included, among other things, the respective Fund's performance relative to its peers. More specifically, a Fund's one, three and five year total returns (as available) for the periods ending December 31, 2004 were evaluated relative to the unaffiliated funds in its respective Peer Group (including the returns of individual peers as well as the Peer Group average) as well as additional performance information with respect to all the funds in the Peer Group, subject to the following. Certain state municipal Funds do not have a corresponding Peer Group in which case their performance is measured against a state-specific municipal index compiled by an independent third party. Such indices measure bond performance rather than fund performance. The closed-end Funds that utilize such indices are from Connecticut, Georgia, Maryland, Missouri, North Carolina, Texas and Virginia. Based on their review, the Trustees determined that each Fund's absolute and relative investment performance over time had been satisfactory.

C. FEES, EXPENSES AND PROFITABILITY
     1. FEES AND EXPENSES
     In evaluating the management fees and expenses that a Fund is expected to bear, the Trustees considered the Fund's current management fee structure and the Fund's expected expense ratios in absolute terms as well as compared with the fees and expense ratios of the unaffiliated funds in its Peer Group. The Trustees reviewed the financial information of NAM, including its respective revenues, expenses and profitability. In reviewing fees, the Trustees, among other things, reviewed comparisons of the Fund's gross management fees (fees after fund-level and complex-wide level breakpoints but before reimbursement and fee waivers), net management fees (after breakpoints and reimbursements and fee waivers) and total expense ratios (before and after waivers) with those of the unaffiliated funds in the Peer Group and peer averages. In this regard, the Trustees noted that the relative ranking of the Nuveen Funds on fees and expenses was aided by the significant level of fee reductions provided by the fund-level and complex-wide breakpoint schedules, and the fee waivers and reimbursements provided by Nuveen for certain Funds launched since 1999. The complex-wide breakpoint schedule was instituted in 2004 and is described in further detail below in Section D entitled "Economies of Scale." In their review of the fee and expense information provided, including, in particular, the expense ratios of the unaffiliated funds in the respective Peer Group, the Trustees determined that each Fund's net total expense ratio was within an acceptable range compared to such peers.

     2. COMPARISONS WITH THE FEES OF OTHER CLIENTS
     The Trustees further compared the fees of NAM to the fees NAM assessed for other types of clients investing in municipal funds (such as municipal managed accounts). With respect to such separately managed accounts, the advisory fees for such accounts

                        ANNUAL INVESTMENT MANAGEMENT
                        AGREEMENT APPROVAL PROCESS (continued)



     are generally lower than those charged to the comparable Fund. The Trustees noted, however, the additional services that are provided and the costs incurred by Nuveen in managing and operating registered investment companies, such as the Funds, compared to individually managed separate accounts. For instance, as described above, NAM and its affiliates provide numerous services to the Funds including, but not limited to, preparing shareholder reports; providing daily accounting; preparing quarterly financial statements; overseeing and coordinating the activities of other service providers; administering and organizing Board meetings and preparing the Board materials for such meetings; providing legal support; and administering all other aspects of the Fund's operations. Further, the Trustees noted the increased compliance requirements for funds in light of new SEC regulations and other legislation. These services are generally not required to the same extent, if at all, for separate accounts. In addition to the differences in services, the Trustees also considered, among other things, the differences in product distribution, investment policies, investor profiles and account sizes. Accordingly, the Trustees believe that the nature and number of services provided to operate a Fund merit the higher fees than those to separate managed accounts.

     3. PROFITABILITY OF ADVISER
     In conjunction with its review of fees, the Trustees also considered NAM's profitability. The Trustees reviewed NAM's revenues, expenses and profitability margins (on both a pre-tax and after-tax basis). In reviewing profitability, the Trustees recognized that one of the most difficult issues in determining profitability is establishing a method of allocating expenses. Accordingly, the Trustees reviewed NAM's assumptions and methodology of allocating expenses. In this regard, the methods of allocation used appeared reasonable but the Board noted the inherent limitations in allocating costs among various advisory products. The Trustees also recognized that individual fund or product line profitability of other advisers is generally not publicly available. Further, profitability may be affected by numerous factors including the types of funds managed, expense allocations, business mix, etc. and therefore comparability of profitability is somewhat limited. Nevertheless, to the extent available, the Trustees considered NAM's profit margin compared to the profitability of various publicly-traded investment management companies and/or investment management companies that publicly disclose some or all of their financial results compiled by three independent third-party service providers. The Trustees also reviewed the revenues, expenses and profit margins of various unaffiliated advisory firms with similar amounts of assets under management for the last year prepared by NAM. Based on their review, the Trustees were satisfied that NAM's level of profitability from its relationship with each Fund was reasonable in light of the services provided.

     In evaluating the reasonableness of the compensation, the Trustees also considered any other revenues paid to NAM as well as any indirect benefits (such as soft dollar arrangements, if any) NAM and its affiliates are expected to receive that are directly attributable to their management of the Funds, if any. See Section E below for additional information. Based on their review of the overall fee arrangements of the applicable Fund, the Trustees determined that the advisory fees and expenses of the respective Fund were reasonable.

D. ECONOMIES OF SCALE AND WHETHER FEE LEVELS REFLECT THESE ECONOMIES OF SCALE
In reviewing the compensation, the Trustees have long understood the benefits of economies of scale as the assets of a fund grows and have sought to ensure that shareholders share in these benefits. One method for shareholders to share in economies of scale is to include breakpoints in the advisory fee schedules that reduce fees as fund assets grow. Accordingly, the Trustees received and reviewed the schedules of advisory fees for each Fund, including fund-level breakpoints thereto. In addition, after lengthy negotiations with management, the Board in May, 2004 approved a complex-wide fee arrangement pursuant to which fees of the funds in the Nuveen complex, including the Funds, are reduced as the assets in the fund complex reach certain levels. The complex-wide fee arrangement was introduced on August 1, 2004 and the Trustees reviewed data regarding the reductions of fees for the Funds for the period of August 1, 2004 to December 31, 2004. In evaluating the complex-wide fee arrangement, the Trustees considered, among other things, the historic and expected fee savings to shareholders as assets grow, the amount of fee reductions at various asset levels, and that the arrangement would extend to all Funds in the Nuveen complex. The Trustees also considered the impact, if any, the complex-wide fee arrangement may have on the level of services provided. Based on their review, the Trustees concluded that the breakpoint schedule and complex-wide fee arrangement currently was acceptable and desirable in providing benefits from economies of scale to shareholders.

E. INDIRECT BENEFITS
In evaluating fees, the Trustees also considered any indirect benefits or profits NAM or its affiliates may receive as a result of its relationship with each Fund. In this regard, the Trustees considered any benefits from soft dollar arrangements. The Trustees noted that although NAM manages a large amount of assets, it has very little, if any, brokerage to allocate. This is due to the fact that NAM typically manages the portfolios of the municipal funds in the Nuveen complex and municipal bonds generally trade on a principal basis. Accordingly, NAM does not currently have any soft dollar arrangements and does not pay excess brokerage commissions (or spreads on principal transactions) in order to receive research services. In addition to soft dollar arrangements, the Trustees also considered any other revenues, if any, received by NAM or its affiliates. With respect to Funds with outstanding preferred shares and new Funds, the Trustees considered revenues received by Nuveen for serving as agent for broker-dealers at its preferred trading desk and for acting as co-manager in the initial public offering of new closed-end exchange-traded funds.

F. OTHER CONSIDERATIONS
Nuveen, until recently, was a majority-owned subsidiary of St. Paul Travelers. As noted, St. Paul earlier this year announced its intention to divest its equity stake in Nuveen. Nuveen is the parent of NAM. Pursuant to a series of transactions, St. Paul has begun to reduce its interest in Nuveen which will ultimately result in a change of control of Nuveen and therefore NAM. As mandated by the 1940 Act, such a change in control would result in an assignment of the advisory agreement with NAM and the automatic termination of such agreement. Accordingly, the Board also considered for each Fund the approval of a New Investment Management Agreement with each Fund in light of, and which would take effect upon, the anticipated change of control. More specifically, the Board considered for each Fund a New Investment Management Agreement on substantially identical terms to the existing Investment Management Agreement, to take effect after the change of control has occurred and the contract has been approved by Fund shareholders. In its review, the Board considered whether the various transactions necessary to divest St. Paul's interest will have an impact on the various factors they considered in approving NAM, such as the scope and quality of services to be provided following the change of control. In reviewing the St. Paul transactions, the Board considered, among other things, the impact, if any, on the operations and organizational structure of NAM; the possible benefits and costs of the transactions to the respective Fund; the potential implications of any arrangements used by Nuveen to finance certain of the transactions; the ability of NAM to perform its duties after the transactions; whether a Fund's fee structure or expense ratio would change; any changes to the current practices of the respective Fund; any changes to the terms of the advisory agreement; and any anticipated changes to the operations of NAM. Based on its review, the Board determined that St. Paul's divestiture would not affect the nature and quality of services provided by NAM, the terms of the Investment Management Agreement, including the fees thereunder, and would not materially affect the organization or operations of NAM. Accordingly, the Board determined that their analysis of the various factors regarding their approval of NAM would continue to apply after the change of control.

G. APPROVAL
The Trustees did not identify any single factor discussed previously as all-important or controlling. The Trustees, including a majority of independent Trustees, concluded that the terms of the Investment Management Agreements were fair and reasonable, that the respective Fund Adviser's fees are reasonable in light of the services provided to each Fund, that the renewal of the NAM Investment Management Agreements should be approved, and that the new, post-change of control NAM Investment Management Agreements be approved and recommended to shareholders.

Reinvest Automatically
       EASILY AND CONVENIENTLY

Sidebar text: NUVEEN MAKES REINVESTING EASY. A PHONE CALL IS ALL IT TAKES TO SET UP YOUR REINVESTMENT ACCOUNT.



NUVEEN CLOSED-END EXCHANGE-TRADED FUNDS
DIVIDEND REINVESTMENT PLAN

Your Nuveen Closed-End Exchange-Traded Fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional fund shares.

By choosing to reinvest, you'll be able to invest money regularly and automatically, and watch your investment grow through the power of tax-free compounding. Just like dividends or distributions in cash, there may be times when income or capital gains taxes may be payable on dividends or distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

EASY AND CONVENIENT
To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

HOW SHARES ARE PURCHASED
The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. Dividends and distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date. No interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of the shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

FLEXIBLE
You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

CALL TODAY TO START REINVESTING DIVIDENDS AND/OR DISTRIBUTIONS
For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

Other Useful
      INFORMATION

Effective Jan. 1, 2005, the asset management services and operations of Nuveen Advisory Corp. (NAC) and Nuveen Institutional Advisory Corp (NIAC) became part of Nuveen Asset Management (NAM). This internal consolidation is intended to simplify the delivery of services to the investment management clients of Nuveen Investments. It does not affect the investment objectives or portfolio management of any Fund.

QUARTERLY PORTFOLIO OF INVESTMENTS AND PROXY VOTING INFORMATION

Each Fund's (i) quarterly portfolio of investments, (ii) information regarding how the Funds voted proxies relating to portfolio securities held during the 12-month period ended June 30, 2004, and (iii) a description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities are available without charge, upon request, by calling Nuveen Investments toll-free at (800) 257-8787 or on Nuveen's website at www.nuveen.com.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission ("SEC"). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public References Section at 450 Fifth Street NW, Washington, D.C. 20549.

CEO CERTIFICATION DISCLOSURE

Each Fund's Chief Executive Officer has submitted to the New York Stock Exchange the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual.

Each Fund has filed with the Securities and Exchange Commission the certification of its Chief Executive Officer and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act.

GLOSSARY OF TERMS USED IN THIS REPORT

AVERAGE ANNUAL TOTAL RETURN: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment's actual cumulative performance (including change in NAV or market price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

AVERAGE EFFECTIVE MATURITY: The average of all the maturities of the bonds in a Fund's portfolio, computed by weighting each maturity date (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions.

LEVERAGE-ADJUSTED DURATION: Duration is a measure of the expected period over which a bond's principal and interest will be paid, and consequently is a measure of the sensitivity of a bond's or bond Fund's value to changes when market interest rates change. Generally, the longer a bond's or Fund's duration, the more the price of the bond or Fund will change as interest rates change. Leverage-adjusted duration takes into account the leveraging process for a Fund and therefore is longer than the duration of the Fund's portfolio of bonds.

MARKET YIELD (ALSO KNOWN AS DIVIDEND YIELD OR CURRENT YIELD): An investment's current annualized dividend divided by its current market price.

NET ASSET VALUE (NAV): A Fund's common share NAV per share is calculated by subtracting the liabilities of the Fund (including any MuniPreferred shares issued in order to leverage the Fund) from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

TAXABLE-EQUIVALENT YIELD: The yield necessary from a fully taxable investment to equal, on an after-tax basis, the yield of a municipal bond investment.


BOARD OF TRUSTEES
Robert P. Bremner
Lawrence H. Brown
Jack B. Evans
William C. Hunter
David J. Kundert
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale
Eugene S. Sunshine

FUND MANAGER
Nuveen Asset Management
333 West Wacker Drive
Chicago, IL 60606

CUSTODIAN
State Street Bank & Trust
Boston, MA

TRANSFER AGENT AND
SHAREHOLDER SERVICES
State Street Bank & Trust
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071

(800) 257-8787

LEGAL COUNSEL
Chapman and Cutler LLP
Chicago, IL

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
Chicago, IL



Each Fund intends to repurchase shares of its own common or preferred stock in the future at such times and in such amounts as is deemed advisable. No shares were repurchased during the period covered by this report. Any future repurchases will be reported to shareholders in the next annual or semiannual report.

Nuveen Investments:
SERVING Investors
          For GENERATIONS

Photo of: 2 women looking at a photo album.

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. For the past century, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that are integral to a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

WE OFFER MANY DIFFERENT INVESTING SOLUTIONS FOR OUR CLIENTS' DIFFERENT NEEDS. Managing more than $115 billion in assets, Nuveen Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under four distinct brands: Nuveen, a leader in fixed-income investments; NWQ, a leader in value-style equities; Rittenhouse, a leader in growth-style equities; and Symphony, a leading institutional manager of market-neutral alternative investment portfolios.

FIND OUT HOW WE CAN HELP YOU REACH YOUR FINANCIAL GOALS.
To learn more about the products and services Nuveen Investments offers, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest.

Be sure to obtain a prospectus, where applicable. Investors should consider the investment objective and policies, risk considerations, charges and expenses of the Fund carefully before investing. The prospectus contains this and other information relevant to an investment in the Fund. For a prospectus, please contact your securities representative or Nuveen Investments, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.


                                o Share prices
                                o Fund details
           Learn more           o Daily financial news
about Nuveen Funds at           o Investor education
   WWW.NUVEEN.COM/ETF           o Interactive planning tools




Logo: NUVEEN Investments


                                                                     EAN-B-0505D

ITEM 2. CODE OF ETHICS.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There were no amendments to or waivers from the Code during the period covered by this report. The registrant has posted the code of ethics on its website at www.nuveen.com/etf. (To view the code, click on the Investor Resources drop down menu box, click on Fund Governance and then click on Code of Conduct.)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's Board of Directors or Trustees determined that the registrant has at least one "audit committee financial expert" (as defined in Item 3 of Form N-CSR) serving on its Audit Committee. The registrant's audit committee financial expert is Jack B. Evans, Chairman of the Audit Committee, who is "independent" for purposes of Item 3 of Form N-CSR.

Mr. Evans was formerly President and Chief Operating Officer of SCI Financial Group, Inc., a full service registered broker-dealer and registered investment adviser ("SCI"). As part of his role as President and Chief Operating Officer, Mr. Evans actively supervised the Chief Financial Officer (the "CFO") and actively supervised the CFO's preparation of financial statements and other filings with various regulatory authorities. In such capacity, Mr. Evans was actively involved in the preparation of SCI's financial statements and the resolution of issues raised in connection therewith. Mr. Evans has also served on the audit committee of various reporting companies. At such companies, Mr. Evans was involved in the oversight of audits, audit plans, and the preparation of financial statements. Mr. Evans also formerly chaired the audit committee of the Federal Reserve Bank of Chicago.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.



                  Nuveen Missouri Premium Income Municipal Fund

The following tables show the amount of fees that Ernst & Young LLP, the Fund's auditor, billed to the Fund during the Fund's last two full fiscal years. For engagements with Ernst & Young LLP entered into on or after May 6, 2003, the Audit Committee approved in advance all audit services and non-audit services that Ernst & Young LLP provided to the Fund, except for those non-audit services that were subject to the pre-approval exception under Rule 2-01 of Regulation S-X (the "pre-approval exception"). The pre-approval exception for services provided directly to the Fund waives the pre-approval requirement for services other than audit, review or attest services if: (A) the aggregate amount of all such services provided constitutes no more than 5% of the total amount of revenues paid by the Fund to its accountant during the fiscal year in which the services are provided; (B) the Fund did not recognize the services as non-audit services at the time of the engagement; and (C) the services are promptly brought to the Audit Committee's attention, and the Committee (or its delegate) approves the services before the audit is completed.

The Audit Committee has delegated certain pre-approval responsibilities to its Chairman (or, in his absence, any other member of the Audit Committee).

               SERVICES THAT THE FUND'S AUDITOR BILLED TO THE FUND


                                            AUDIT FEES BILLED        AUDIT-RELATED FEES             TAX FEES         ALL OTHER FEES
FISCAL YEAR ENDED                                TO FUND               BILLED TO FUND            BILLED TO FUND      BILLED TO FUND
------------------------------------------------------------------------------------------------------------------------------------
May 31, 2005                                             $ 6,839                        $ 0                    $ 404         $ 2,650
------------------------------------------------------------------------------------------------------------------------------------
Percentage approved                                          N/A                         0%                       0%              0%
pursuant to
pre-approval
exception
------------------------------------------------------------------------------------------------------------------------------------
May 31, 2004                                             $ 6,496                        $ 0                    $ 372         $ 2,450
------------------------------------------------------------------------------------------------------------------------------------
Percentage approved                                          N/A                         0%                       0%              0%
pursuant to
pre-approval
exception
------------------------------------------------------------------------------------------------------------------------------------

The above "All Other Fees" are fees paid to audit firms to perform agreed upon procedures required by the rating agencies to rate fund preferred shares. The above "Tax Fees" were billed for professional services for tax advice, tax compliance, and tax planning.

                 SERVICES THAT THE FUND'S AUDITOR BILLED TO THE
                  ADVISER AND AFFILIATED FUND SERVICE PROVIDERS

The following tables show the amount of fees billed by Ernst & Young LLP to Nuveen Asset Management ("NAM" or the "Adviser"), and any entity controlling, controlled by or under common control with NAM ("Control Affiliate") that provides ongoing services to the Fund ("Affiliated Fund Service Provider"), for engagements directly related to the Fund's operations and financial reporting, during the Fund's last two full fiscal years.

The table also shows the percentage of fees subject to the pre-approval exception. The pre-approval exception for services provided to the Adviser and any Affiliated Fund Service Provider (other than audit, review or attest services) waives the pre-approval requirement if: (A) the aggregate amount of all such services provided constitutes no more than 5% of the total amount of revenues paid to Ernst & Young LLP by the Fund, the Adviser and Affiliated Fund Service Providers during the fiscal year in which the services are provided that would have to be pre-approved by the Audit Committee; (B) the Fund did not recognize the services as non-audit services at the time of the engagement; and
(C) the services are promptly brought to the Audit Committee's attention, and the Committee (or its delegate) approves the services before the Fund's audit is completed.

FISCAL YEAR ENDED                           AUDIT-RELATED FEES       TAX FEES BILLED TO          ALL OTHER FEES
                                          BILLED TO ADVISER AND         ADVISER AND            BILLED TO ADVISER
                                             AFFILIATED FUND          AFFILIATED FUND         AND AFFILIATED FUND
                                            SERVICE PROVIDERS        SERVICE PROVIDERS         SERVICE PROVIDERS
---------------------------------------------------------------------------------------------------------------------
May 31, 2005                                                 $ 0                  $ 282,575                      $ 0
---------------------------------------------------------------------------------------------------------------------
Percentage approved                                           0%                         0%                       0%
pursuant to
pre-approval
exception
---------------------------------------------------------------------------------------------------------------------
May 31, 2004                                                 $ 0                        $ 0                      $ 0
---------------------------------------------------------------------------------------------------------------------
Percentage approved                                          N/A                        N/A                      N/A
pursuant to
pre-approval
exception
---------------------------------------------------------------------------------------------------------------------

The above "Tax Fees" are primarily fees billed to the Adviser for Fund tax return preparation.

                               NON-AUDIT SERVICES

The following table shows the amount of fees that Ernst & Young LLP billed during the Fund's last two full fiscal years for non-audit services. For engagements entered into on or after May 6, 2003, the Audit Committee is required to pre-approve non-audit services that Ernst & Young LLP provides to the Adviser and any Affiliated Fund Services Provider, if the engagement related directly to the Fund's operations and financial reporting (except for those subject to the de minimis exception described above). The Audit Committee requested and received information from Ernst & Young LLP about any non-audit services that Ernst & Young LLP rendered during the Fund's last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating Ernst & Young LLP's independence.

FISCAL YEAR ENDED                                                   TOTAL NON-AUDIT FEES
                                                                   BILLED TO ADVISER AND
                                                                  AFFILIATED FUND SERVICE     TOTAL NON-AUDIT FEES
                                                                   PROVIDERS (ENGAGEMENTS    BILLED TO ADVISER AND
                                                                  RELATED DIRECTLY TO THE   AFFILIATED FUND SERVICE
                                           TOTAL NON-AUDIT FEES   OPERATIONS AND FINANCIAL    PROVIDERS (ALL OTHER
                                              BILLED TO FUND       REPORTING OF THE FUND)         ENGAGEMENTS)            TOTAL
------------------------------------------------------------------------------------------------------------------------------------
May 31, 2005                                             $ 3,054                  $ 282,575                      $ 0       $ 285,629
May 31, 2004                                             $ 2,822                  $       0                      $ 0       $   2,822

The above "Non-Audit Fees billed to Adviser" for 2005 include "Tax-Fees" billed to Adviser in the amount of $282,575 from previous table.

Audit Committee Pre-Approval Policies and Procedures. Generally, the audit committee must approve (i) all non-audit services to be performed for the Fund by the Fund's independent accountants and (ii) all audit and non-audit services to be performed by the Fund's independent accountants for the Affiliated Fund Service Providers with respect to operations and financial reporting of the Fund. Regarding tax and research projects conducted by the independent accountants for the Fund and Affiliated Fund Service Providers (with respect to operations and financial reports of the Fund) such engagements will be (i) pre-approved by the audit committee if they are expected to be for amounts greater than $10,000; (ii) reported to the audit committee chairman for his verbal approval prior to engagement if they are expected to be for amounts under $10,000 but greater than $5,000; and (iii) reported to the audit committee at the next audit committee meeting if they are expected to be for an amount under $5,000.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant's Board of Directors or Trustees has a separately designated audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended (the "Exchange Act") (15 U.S.C. 78c(a)(58)(A)). The members of the audit committee are Robert P. Bremner, Lawrence H. Brown, Jack B. Evans and William J. Schneider.

ITEM 6. SCHEDULE OF INVESTMENTS.

See Portfolio of Investments in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

In the rare event that a municipal issuer held by the Fund were to issue a proxy or that the Fund were to receive a proxy issued by a cash management security, the Adviser would either engage an independent third party to determine how the proxy should be voted or vote the proxy with the consent, or based on the instructions, of the Fund's Board of Directors or Trustees or its representative. In the case of a conflict of interest, the proxy would be submitted to the applicable Fund's Board to determine how the proxy should be voted. A member of the Adviser's legal department would oversee the administration of the voting, and ensure that records were maintained in accordance with Rule 204-2(c)(2) under the Investment Advisers Act of 1940 (17 CFR 275.204-2(c)(2)), reports were filed with the SEC on Form N-PX, and the results were provided to the Board of Directors or Trustees and made available to shareholders as required by applicable rules.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable at this time.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board implemented after the registrant last provided disclosure in response to this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")
          (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable because the code is posted on registrant's website at www.nuveen.com/etf and there were no amendments during the period covered by this report. (To view the code, click on the Investor Resources drop down menu box, click on Fund Governance and then Code of Conduct.)

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: Ex-99.CERT Attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Ex-99.906 CERT attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Missouri Premium Income Municipal Fund
            -----------------------------------------------------------

By (Signature and Title)* /s/ Jessica R. Droeger
                         ----------------------------------------------
                          Jessica R. Droeger
                          Vice President and Secretary

Date: August 8, 2005
    -------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Gifford R. Zimmerman
                         ----------------------------------------------
                          Gifford R. Zimmerman
                          Chief Administrative Officer
                          (principal executive officer)

Date: August 8, 2005
    -------------------------------------------------------------------

By (Signature and Title)* /s/ Stephen D. Foy
                         ----------------------------------------------
                          Stephen D. Foy
                          Vice President and Controller
                          (principal financial officer)

Date: August 8, 2005
    -------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.